UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 8 of its series: Allspring Emerging Markets Equity Fund, Allspring Emerging Markets Equity Income Fund, Allspring Global Long/Short Equity Fund, Allspring Special Global Small Cap Fund, Allspring International Equity Fund, Allspring Special International Small Cap Fund, Allspring Managed Accounts CoreBuilder® Shares – Series EM and Allspring U.S. Long/Short Equity Fund

Date of reporting period: April 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Emerging Markets Equity Fund
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Emerging Markets Equity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Emerging Markets Equity Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Emerging Markets Equity Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring Emerging Markets Equity Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Derrick Irwin, CFA, Richard Peck, CFA, Yi (Jerry) Zhang, Ph.D., CFA

Average annual total returns (%) as of April 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EMGAX)	9-6-1994	-8.88	-2.48	0.58	-3.33	-1.32	1.18	1.54	1.44
Class C (EMGCX)	9-6-1994	-5.03	-2.03	0.57	-4.03	-2.03	0.57	2.29	2.19
Class R6 (EMGDX)[3]	6-28-2013	–	–	–	-2.88	-0.89	1.62	1.11	1.01
Administrator Class (EMGYX)	9-6-1994	–	–	–	-3.16	-1.02	1.39	1.46	1.36
Institutional Class (EMGNX)	7-30-2010	–	–	–	-3.00	-0.97	1.55	1.21	1.11
MSCI EM Index (Net) (USD)[4]	–	–	–	–	-6.51	-1.05	1.80	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]
The manager has contractually committed through February 29, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.44% for Class A, 2.19% for Class C, 1.01% for Class R6, 1.36% for Administrator Class and 1.11% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
 Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring Emerging Markets Equity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2023[1]
Samsung Electronics Co. Ltd.	6.01
Taiwan Semiconductor Manufacturing Co. Ltd.	4.63
Tencent Holdings Ltd.	4.62
Reliance Industries Ltd. GDR	3.52
Fomento Economico Mexicano SAB de CV	3.36
Taiwan Semiconductor Manufacturing Co. Ltd.	2.95
AIA Group Ltd.	2.49
Uni-President Enterprises Corp.	2.46
Meituan Class B	2.10
ITC Ltd.	2.03

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Emerging Markets Equity Fund | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,163.20	$7.72	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20	1.44%
Class C
Actual	$1,000.00	$1,158.70	$11.72	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.94	$10.94	2.19%
Class R6
Actual	$1,000.00	$1,165.80	$5.42	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%
Administrator Class
Actual	$1,000.00	$1,163.50	$7.30	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.81	1.36%
Institutional Class
Actual	$1,000.00	$1,164.90	$5.96	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

6 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.27%
Brazil: 4.62%
Atacadao SA (Consumer staples, Consumer staples distribution & retail)	7,577,000	$16,330,396
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	19,885,515	46,566,185
Banco Bradesco SA ADR (Financials, Banks) †	5,976,276	16,733,573
BRF SA ADR (Consumer staples, Food products) †	7,169,115	9,248,158
Cia Brasileira de Aluminio (Materials, Metals & mining)	4,652,600	4,925,163
Diagnosticos da America SA (Health care, Health care providers & services)	3,700,673	6,269,435
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services) 144A†	33,701,316	18,648,629
Inter & Co., Inc. BDR (Financials, Banks) †	1,097,700	1,934,477
Lojas Renner SA (Consumer discretionary, Specialty retail)	7,956,892	25,269,090
Magazine Luiza SA (Consumer discretionary, Broadline retail) †	21,599,800	14,463,958
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,696,906	8,811,473
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	1,968,000	10,369,109
Zamp SA (Consumer discretionary, Hotels, restaurants & leisure) †	3,255,794	2,741,556
		182,311,202
Chile: 1.70%
Banco Santander Chile ADR (Financials, Banks)	1,190,492	22,797,922
Falabella SA (Consumer discretionary, Broadline retail)	20,646,599	44,272,856
		67,070,778
China: 24.27%
Agora, Inc. ADR (Information technology, Software) †	1,224,765	4,102,963
Alibaba Group Holding Ltd. ADR (Consumer discretionary, Broadline retail) †	935,837	79,256,035
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail) †	2,420,000	25,588,166
Bilibili, Inc. ADR (Communication services, Entertainment) †	2,233,150	45,466,934
China Literature Ltd. (Communication services, Media) 144A†	4,716,168	21,789,091
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,373,400	19,201,110
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	17,519,900
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure) †	2,531,768	11,089,144
Hua Medicine (Health care, Pharmaceuticals) 144A†	8,733,136	3,409,127
Kingdee International Software Group Co. Ltd. (Information technology, Software) †	3,900,000	5,996,885
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods) †	10,365,207	74,127,981
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure) 144A†	4,839,070	82,701,878
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	35,410,600	60,424,333
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
China (continued)
Tencent Holdings Ltd. (Communication services, Interactive media & services) †	4,104,700	$182,314,813
Tencent Music Entertainment Group ADR (Communication services, Entertainment) †	4,556,603	33,764,428
Tongdao Liepin Group (Communication services, Interactive media & services) †	1,636,260	2,096,450
Trip.com Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure) †	1,020,178	36,226,521
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages) †	5,122,500	54,839,548
Uxin Ltd. ADR (Consumer discretionary, Specialty retail) †	240,777	269,670
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail) †	3,478,967	54,619,782
Want Want China Holdings Ltd. (Consumer staples, Food products)	76,125,800	48,549,624
Weibo Corp. ADR (Communication services, Interactive media & services) †	2,121,212	37,142,422
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services) 144A†	1,151,500	6,866,206
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals) 144A†	24,421,900	34,664,531
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components) ♠†	2,439,291	3,561,365
Zhou Hei Ya International Holdings Co. Ltd. (Consumer staples, Food products) 144A†	25,612,726	11,736,738
		957,325,645
Colombia: 0.31%
Bancolombia SA ADR (Financials, Banks)	499,100	12,227,950
Hong Kong: 5.33%
AIA Group Ltd. (Financials, Insurance)	9,017,500	98,174,166
Johnson Electric Holdings Ltd. (Consumer discretionary, Automobile components)	4,183,050	4,676,916
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	84,455,400	36,711,118
WH Group Ltd. (Consumer staples, Food products) 144A	126,938,195	70,671,374
		210,233,574
India: 14.93%
Axis Bank Ltd. (Financials, Banks) †	3,721,923	39,288,252
Bajaj Finance Ltd. (Financials, Consumer finance)	365,281	28,175,292
Bandhan Bank Ltd. (Financials, Banks) 144A†	1,416,131	3,987,868
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	5,019,052	49,133,227
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	347,789	1,749,508
Dalmia Bharat Ltd. (Materials, Construction materials)	624,658	15,284,596
Fortis Healthcare Ltd. (Health care, Health care providers & services) †	5,634,970	17,997,519
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
India (continued)
HDFC Bank Ltd. ADR (Financials, Banks) †	368,752	$25,738,890
HDFC Bank Ltd. (Financials, Banks)	2,200,000	45,485,445
Housing Development Finance Corp. Ltd. (Financials, Financial services)	1,115,700	38,013,960
Indus Towers Ltd. (Communication services, Diversified telecommunication services)	2,043,851	3,883,607
ITC Ltd. (Consumer staples, Tobacco)	15,363,960	80,119,370
JM Financial Ltd. (Financials, Capital markets)	11,571,429	8,612,291
Kotak Mahindra Bank Ltd. (Financials, Banks)	1,027,262	24,448,893
Max Financial Services Ltd. (Financials, Insurance) †	925,389	7,251,079
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	450,000	13,363,715
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels) 144A	2,332,274	138,994,495
SBI Life Insurance Co. Ltd. (Financials, Insurance) 144A	964,273	13,472,277
SH Kelkar & Co. Ltd. (Materials, Chemicals) 144A	1,244,001	1,753,964
Spandana Sphoorty Financial Ltd. (Financials, Consumer finance) †	440,254	3,228,429
UltraTech Cement Ltd. (Materials, Construction materials) †	311,000	28,790,533
		588,773,210
Indonesia: 3.33%
Astra International Tbk PT (Consumer discretionary, Automobiles)	79,651,000	36,740,526
Bank Central Asia Tbk PT (Financials, Banks)	62,747,500	38,831,351
Telkom Indonesia Persero Tbk PT ADR (Communication services, Diversified telecommunication services)	1,377,471	39,671,165
Telkom Indonesia Persero Tbk PT (Communication services, Diversified telecommunication services)	56,000,000	16,220,325
		131,463,367
Luxembourg: 0.61%
InPost SA (Industrials, Air freight & logistics) †	2,222,122	23,849,692
Mexico: 9.96%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	3,672,304	78,917,813
Becle SAB de CV (Consumer staples, Beverages)	14,709,921	34,051,387
Cemex SAB de CV ADR (Materials, Construction materials)	4,431,948	26,591,688
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	57,093,002	78,782,913
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,364,387	132,372,827
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	2,563,566	22,217,239
Sitios Latinoamerica SAB de CV (Communication services, Diversified telecommunication services) †	4,152,304	1,683,601
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,472,900	18,028,925
		392,646,393
Nigeria: 0.12%
IHS Holding Ltd. (Communication services, Diversified telecommunication services) †	493,367	4,760,992
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 9

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Peru: 0.13%
Cia de Minas Buenaventura SAA ADR (Materials, Metals & mining)	745,533	$5,270,918
Philippines: 0.66%
ACEN Corp. (Utilities, Independent power and renewable electricity producers) †	2,512,872	273,557
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	9,701,739
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	2,977,699
SM Investments Corp. (Industrials, Industrial conglomerates) †	812,873	13,172,123
		26,125,118
Russia: 0.00%
Fix Price Group PLC GDR (Acquired 3-5-2021, cost $2,142,036) (Consumer staples, Consumer staples distribution & retail) ♦†˃	219,696	0
LUKOIL PJSC (Acquired 4-9-2002, cost $16,145,227) (Energy, Oil, gas & consumable fuels) ♦†˃	340,179	0
Magnit PJSC (Acquired 4-29-2013, cost $32,870,256) (Consumer staples, Consumer staples distribution & retail) ♦†˃	233,669	0
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail) ♦†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks) ♦†˃	6,000,456	0
Yandex NV Class A (Acquired 11-30-2012, cost $13,875,426) (Communication services, Interactive media & services) ♦†˃	652,706	0
		0
South Africa: 2.94%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	4,888,543	34,336,176
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,571,500	43,586,620
Standard Bank Group Ltd. (Financials, Banks)	2,147,090	20,130,549
Tiger Brands Ltd. (Consumer staples, Food products)	1,631,933	17,681,170
		115,734,515
South Korea: 11.35%
KT Corp. ADR (Communication services, Diversified telecommunication services)	4,414,713	49,886,257
KT&G Corp. (Consumer staples, Tobacco)	293,091	18,781,680
LG Chem Ltd. (Materials, Chemicals)	50,109	27,834,709
NAVER Corp. (Communication services, Interactive media & services)	248,500	36,001,510
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	4,818,800	237,104,647
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	710,337	35,215,592
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	556,500	37,443,259
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	149,000	5,309,393
		447,577,047
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Taiwan: 12.19%
104 Corp. (Industrials, Professional services) †	1,655,000	$11,418,685
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment) †	2,073,881	45,094,136
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail) †	3,220,000	28,367,883
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,105,224	116,352,260
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	2,164,552	182,471,734
Uni-President Enterprises Corp. (Consumer staples, Food products) †	40,442,368	96,954,808
		480,659,506
Thailand: 2.42%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	1,933,139	8,411,185
PTT PCL (Energy, Oil, gas & consumable fuels)	22,759,000	20,717,790
SCB X PCL (Financials, Banks)	8,405,100	25,352,524
Thai Beverage PCL (Consumer staples, Beverages)	85,427,000	41,052,656
		95,534,155
United States: 1.40%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail) †	25,116	32,085,439
Southern Copper Corp. (Materials, Metals & mining)	290,191	22,295,374
Uxin Ltd. Class A (Consumer discretionary, Specialty retail) ♦	23,979,831	895,239
		55,276,052
Total common stocks (Cost $3,206,478,417)		3,796,840,114

	Interest rate	Maturity date	Principal
Convertible Debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services) ♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Expiration date	Shares
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services) ♦†	4-30-2025	72,020	0
Total warrants (Cost $0)			0
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 11

Portfolio of investments—April 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.75%
Investment companies: 3.75%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	147,970,359	$147,970,359
Total short-term investments (Cost $147,970,359)				147,970,359
Total investments in securities (Cost $3,354,609,467)	100.02%			3,944,810,473
Other assets and liabilities, net	(0.02)			(754,842)
Total net assets	100.00%			$3,944,055,631

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with Allspring Funds Management’s valuation procedures, as the Board-designated valuation designee.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $84,677,095), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
BDR	Brazilian depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp.†	$3,000,328	$0	$0	$0	$561,037	$3,561,365	2,439,291	$0
Short-term investments
Allspring Government Money Market Fund Select Class	113,703,486	179,883,353	(145,616,480)	0	0	147,970,359	147,970,359	2,928,796
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	38,056,633	225,700,376	(263,757,266)	257	0	0	0	987,949 [1]
				$257	$561,037	$151,531,724		$3,916,745

†	Non-income-earning security
[1]	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $3,181,620,195)	$3,793,278,749
Investments in affiliated securities, at value (cost $172,989,272)	151,531,724
Foreign currency, at value (cost $9,083,902)	8,260,025
Cash collateral due to securities lending agent	1,386,900
Receivable for Fund shares sold	9,275,480
Receivable for investments sold	6,156,941
Receivable for dividends	6,031,388
Prepaid expenses and other assets	239,718
Total assets	3,976,160,925
Liabilities
Contingent tax liability	14,927,504
Overdraft due to custodian bank	4,454,887
Payable for investments purchased	4,121,981
Payable for Fund shares redeemed	2,725,191
Management fee payable	2,707,774
Payable upon receipt of securities loaned	1,386,400
Administration fees payable	398,306
Distribution fee payable	3,355
Accrued expenses and other liabilities	1,379,896
Total liabilities	32,105,294
Total net assets	$3,944,055,631
Net assets consist of
Paid-in capital	$3,801,144,989
Total distributable earnings	142,910,642
Total net assets	$3,944,055,631
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 13

Statement of assets and liabilities—April 30, 2023 (unaudited)

Computation of net asset value and offering price per share
Net assets–Class A	$153,603,816
Shares outstanding–Class A1	6,594,701
Net asset value per share–Class A	$23.29
Maximum offering price per share – Class A2	$24.71
Net assets–Class C	$5,367,320
Shares outstanding–Class C1	278,391
Net asset value per share–Class C	$19.28
Net assets–Class R6	$418,500,523
Shares outstanding–Class R6[1]	17,266,874
Net asset value per share–Class R6	$24.24
Net assets–Administrator Class	$44,344,060
Shares outstanding–Administrator Class[1]	1,797,634
Net asset value per share–Administrator Class	$24.67
Net assets–Institutional Class	$3,322,239,912
Shares outstanding–Institutional Class[1]	137,051,997
Net asset value per share–Institutional Class	$24.24

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Fund

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $5,654,646)	$39,742,572
Income from affiliated securities	3,130,800
Interest (net of foreign withholding taxes of $32)	4,641
Total investment income	42,878,013
Expenses
Management fee	19,984,800
Administration fees
Class A	162,320
Class C	5,929
Class R6	61,062
Administrator Class	29,645
Institutional Class	2,151,946
Shareholder servicing fees
Class A	193,238
Class C	6,991
Administrator Class	55,669
Distribution fee
Class C	20,951
Custody and accounting fees	2,344,019
Professional fees	42,835
Registration fees	79,747
Shareholder report expenses	288,139
Trustees’ fees and expenses	10,896
Other fees and expenses	77,523
Total expenses	25,515,710
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,407,001)
Class A	(7,730)
Class R6	(20,354)
Institutional Class	(165,534)
Net expenses	21,915,091
Net investment income	20,962,922
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(228,115,368)
Affiliated securities	257
Foreign currency and foreign currency translations	19,232
Net realized losses on investments	(228,095,879)
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 15

Statement of operations—six months ended April 30, 2023 (unaudited)

Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax refund of $(1,630,373))	$787,081,316
Affiliated securities	561,037
Foreign currency and foreign currency translations	339,767
Net change in unrealized gains (losses) on investments	787,982,120
Net realized and unrealized gains (losses) on investments	559,886,241
Net increase in net assets resulting from operations	$580,849,163
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)		Year ended October 31, 2022
Operations
Net investment income		$20,962,922		$49,464,076
Net realized losses on investments		(228,095,879)		(157,619,252)
Net change in unrealized gains (losses) on investments		787,982,120		(1,751,750,563)
Net increase (decrease) in net assets resulting from operations		580,849,163		(1,859,905,739)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,206,336)		(523,337)
Class R6		(5,221,911)		(3,926,921)
Administrator Class		(408,773)		(226,378)
Institutional Class		(38,037,725)		(29,592,408)
Total distributions to shareholders		(44,874,745)		(34,269,044)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	226,309	5,249,257	522,651	13,494,450
Class C	7,930	152,445	16,918	350,881
Class R6	1,708,551	41,313,041	4,238,704	110,361,263
Administrator Class	90,618	2,217,831	238,489	6,392,265
Institutional Class	11,998,859	287,076,396	40,883,064	1,076,015,019
		336,008,970		1,206,613,878
Reinvestment of distributions
Class A	48,588	1,102,474	17,202	485,624
Class R6	185,248	4,366,293	113,499	3,332,328
Administrator Class	16,841	404,511	7,483	223,655
Institutional Class	1,598,909	37,718,277	998,541	29,327,151
		43,591,555		33,368,758
Payment for shares redeemed
Class A	(617,281)	(14,186,913)	(1,332,931)	(33,898,169)
Class C	(63,631)	(1,211,730)	(174,207)	(3,663,650)
Class R6	(2,140,785)	(51,861,162)	(3,896,910)	(101,644,199)
Administrator Class	(232,448)	(5,753,035)	(772,810)	(20,890,449)
Institutional Class	(17,654,994)	(424,015,514)	(70,531,121)	(1,854,111,980)
		(497,028,354)		(2,014,208,447)
Net decrease in net assets resulting from capital share transactions		(117,427,829)		(774,225,811)
Total increase (decrease) in net assets		418,546,589		(2,668,400,594)
Net assets
Beginning of period		3,525,509,042		6,193,909,636
End of period		$3,944,055,631		$3,525,509,042
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class A		2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.18	$30.11	$27.39	$25.29	$21.16	$24.83
Net investment income (loss)	0.09 [1]	0.18 [1]	(0.07)[1]	0.00 [2]	0.10	0.07
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00	0.00
Net realized and unrealized gains (losses) on investments	3.20	(10.04)	2.81	2.28	4.11	(3.70)
Total from investment operations	3.29	(9.86)	2.74	2.28	4.21	(3.63)
Distributions to shareholders from
Net investment income	(0.18)	(0.07)	(0.02)	(0.18)	(0.08)	(0.04)
Net asset value, end of period	$23.29	$20.18	$30.11	$27.39	$25.29	$21.16
Total return[3]	16.32%	(32.82)%	10.00%	9.03%[4]	19.95%	(14.65)%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.54%	1.48%	1.54%	1.57%	1.58%
Net expenses	1.44%	1.43%	1.46%	1.52%	1.57%	1.57%
Net investment income (loss)	0.74%	0.69%	(0.21)%	0.13%	0.43%	0.38%
Supplemental data
Portfolio turnover rate	1%	5%	9%	12%	8%	11%
Net assets, end of period (000s omitted)	$153,604	$139,997	$232,735	$210,393	$227,811	$201,515

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class C		2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.64	$24.95	$22.86	$21.09	$17.71	$20.92
Net investment loss	(0.00)[1,2]	(0.02)[1]	(0.27)[1]	(0.14)[1]	(0.07)[1]	(0.08)[1]
Payment from affiliate	0.00	0.00	0.00	0.04	0.00	0.00
Net realized and unrealized gains (losses) on investments	2.64	(8.29)	2.36	1.87	3.45	(3.13)
Total from investment operations	2.64	(8.31)	2.09	1.77	3.38	(3.21)
Net asset value, end of period	$19.28	$16.64	$24.95	$22.86	$21.09	$17.71
Total return[3]	15.87%	(33.31)%	9.14%	8.39%[4]	19.09%	(15.34)%
Ratios to average net assets (annualized)
Gross expenses	2.36%	2.28%	2.23%	2.29%	2.32%	2.33%
Net expenses	2.19%	2.19%	2.22%	2.28%	2.32%	2.32%
Net investment loss	(0.02)%	(0.11)%	(0.98)%	(0.64)%	(0.37)%	(0.38)%
Supplemental data
Portfolio turnover rate	1%	5%	9%	12%	8%	11%
Net assets, end of period (000s omitted)	$5,367	$5,558	$12,260	$20,149	$29,484	$49,103

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.18% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class R6		2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.06	$31.45	$28.59	$26.39	$22.10	$26.00
Net investment income	0.14 [1]	0.30 [1]	0.08 [1]	0.17	0.22 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	3.34	(10.47)	2.92	2.33	4.27	(3.92)
Total from investment operations	3.48	(10.17)	3.00	2.50	4.49	(3.69)
Distributions to shareholders from
Net investment income	(0.30)	(0.22)	(0.14)	(0.30)	(0.20)	(0.21)
Net asset value, end of period	$24.24	$21.06	$31.45	$28.59	$26.39	$22.10
Total return[2]	16.58%	(32.53)%	10.47%	9.49%	20.50%	(14.33)%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.11%	1.05%	1.11%	1.14%	1.16%
Net expenses	1.01%	1.01%	1.04%	1.11%	1.14%	1.15%
Net investment income	1.18%	1.13%	0.23%	0.55%	0.88%	0.90%
Supplemental data
Portfolio turnover rate	1%	5%	9%	12%	8%	11%
Net assets, end of period (000s omitted)	$418,501	$368,845	$536,456	$324,637	$351,829	$326,131

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Administrator Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.39	$31.89	$29.01	$26.50	$22.18	$26.08
Net investment income (loss)	0.10 [1]	0.20 [1]	(0.05)[1]	0.05 [1]	0.13 [1]	0.12 [1]
Payment from affiliate	0.00	0.00	0.00	0.31	0.00	0.00
Net realized and unrealized gains (losses) on investments	3.39	(10.60)	2.97	2.35	4.30	(3.90)
Total from investment operations	3.49	(10.40)	2.92	2.71	4.43	(3.78)
Distributions to shareholders from
Net investment income	(0.21)	(0.10)	(0.04)	(0.20)	(0.11)	(0.12)
Net asset value, end of period	$24.67	$21.39	$31.89	$29.01	$26.50	$22.18
Total return[2]	16.35%	(32.73)%[3]	10.09%	10.25%[4]	20.09%	(14.57)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.45%	1.40%	1.46%	1.49%	1.50%
Net expenses	1.36%	1.36%	1.38%	1.43%	1.46%	1.46%
Net investment income (loss)	0.83%	0.75%	(0.13)%	0.20%	0.54%	0.48%
Supplemental data
Portfolio turnover rate	1%	5%	9%	12%	8%	11%
Net assets, end of period (000s omitted)	$44,344	$41,117	$78,118	$73,888	$104,869	$103,740

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2022, the Fund received payments from a service provider which had a 0.04% impact on the total return.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 1.16% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Institutional Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.05	$31.42	$28.57	$26.38	$22.10	$25.99
Net investment income	0.13 [1]	0.27 [1]	0.04 [1]	0.14	0.19	0.19
Net realized and unrealized gains (losses) on investments	3.33	(10.45)	2.92	2.34	4.28	(3.89)
Total from investment operations	3.46	(10.18)	2.96	2.48	4.47	(3.70)
Distributions to shareholders from
Net investment income	(0.27)	(0.19)	(0.11)	(0.29)	(0.19)	(0.19)
Net asset value, end of period	$24.24	$21.05	$31.42	$28.57	$26.38	$22.10
Total return[2]	16.49%	(32.60)%	10.39%	9.42%	20.40%	(14.35)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.21%	1.15%	1.21%	1.25%	1.25%
Net expenses	1.11%	1.11%	1.14%	1.18%	1.19%	1.19%
Net investment income	1.08%	1.03%	0.12%	0.49%	0.81%	0.75%
Supplemental data
Portfolio turnover rate	1%	5%	9%	12%	8%	11%
Net assets, end of period (000s omitted)	$3,322,240	$2,969,992	$5,334,340	$3,984,940	$3,475,314	$2,790,071

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash
Allspring Emerging Markets Equity Fund | 23

Notes to financial statements (unaudited)
Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $3,404,110,188 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,347,591,951
Gross unrealized losses	(806,891,666)
Net unrealized gains	$540,700,285
As of October 31, 2022, the Fund had capital loss carryforwards which consisted of $75,756,203 in short-term capital losses and $79,352,659 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
24 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$182,311,202	$0	$0	$182,311,202
Chile	67,070,778	0	0	67,070,778
China	323,019,164	634,306,481	0	957,325,645
Colombia	12,227,950	0	0	12,227,950
Hong Kong	0	210,233,574	0	210,233,574
India	25,738,890	563,034,320	0	588,773,210
Indonesia	39,671,165	91,792,202	0	131,463,367
Luxembourg	0	23,849,692	0	23,849,692
Mexico	392,646,393	0	0	392,646,393
Nigeria	4,760,992	0	0	4,760,992
Peru	5,270,918	0	0	5,270,918
Philippines	0	26,125,118	0	26,125,118
Russia	0	0	0	0
South Africa	17,681,170	98,053,345	0	115,734,515
South Korea	49,886,257	397,690,790	0	447,577,047
Taiwan	182,471,734	298,187,772	0	480,659,506
Thailand	25,352,524	70,181,631	0	95,534,155
United States	54,380,813	895,239	0	55,276,052
Convertible debentures	0	0	0	0
Warrants
Brazil	0	0	0	0
Short-term investments
Investment companies	147,970,359	0	0	147,970,359
Total assets	$1,530,460,309	$2,414,350,164	$0	$3,944,810,473
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Emerging Markets Equity Fund | 25

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2023, the management fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 29, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.44%
Class C	2.19
Class R6	1.01
Administrator Class	1.36
Institutional Class	1.11
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2023, Allspring Funds Distributor received $878 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2023.
26 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $41,359,457 and $233,283,393, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in China and Hong Kong. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
8.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2023, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $84,677,095.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Emerging Markets Equity Fund | 27

Other information (unaudited)
Other information
Tax information
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2022. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$13,471,795	$0.0803	100%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Emerging Markets Equity Fund | 29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Markets Equity Fund | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-8egzfksk 06-23
SAR0663 04-23

Allspring Emerging Markets Equity Income Fund
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Emerging Markets Equity Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Emerging Markets Equity Income Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring Emerging Markets Equity Income Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks to achieve long-term capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Alison Shimada, Elaine Tse

Average annual total returns (%) as of April 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EQIAX)	5-31-2012	-10.95	-2.13	0.41	-5.50	-0.96	1.01	1.70	1.55
Class C (EQICX)	5-31-2012	-7.26	-1.72	0.40	-6.26	-1.72	0.40	2.45	2.30
Class R (EQIHX)[3]	9-30-2015	–	–	–	-5.85	-1.17	0.77	1.95	1.80
Class R6 (EQIRX)[4]	9-30-2015	–	–	–	-5.17	-0.56	1.43	1.27	1.17
Administrator Class (EQIDX)	5-31-2012	–	–	–	-5.44	-0.87	1.16	1.62	1.45
Institutional Class (EQIIX)	5-31-2012	–	–	–	-5.17	-0.63	1.38	1.37	1.22
MSCI EM Index (Net) (USD)[5]	–	–	–	–	-6.51	-1.05	1.80	–	–
MSCI EM High Dividend Yield Index (Net) (USD)[6]	–	–	–	–	-3.25	-1.24	0.11	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]
The manager has contractually committed through February 29, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.55% for Class A, 2.30% for Class C, 1.80% for Class R, 1.17% for Class R6, 1.45% for Administrator Class and 1.22% for Institutional Class.
Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of
Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.

[4]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]
The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]
The MSCI EM High Dividend Yield Index (Net) (USD) is based on the MSCI EM Index (Net) (USD), its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4 | Allspring Emerging Markets Equity Income Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2023[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.95
Tencent Holdings Ltd.	4.12
Alibaba Group Holding Ltd.	3.20
Samsung Electronics Co. Ltd.	2.91
Samsung Electronics Co. Ltd.	2.48
China Construction Bank Corp. Class H	2.03
LG Chem Ltd.	1.88
Midea Group Co. Ltd. Class A	1.83
Kia Corp.	1.63
LIC Housing Finance Ltd.	1.59

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Emerging Markets Equity Income Fund | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,160.20	$8.30	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75	1.55%
Class C
Actual	$1,000.00	$1,155.40	$12.29	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48	2.30%
Class R
Actual	$1,000.00	$1,157.60	$9.63	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00	1.80%
Class R6
Actual	$1,000.00	$1,163.00	$6.27	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86	1.17%
Administrator Class
Actual	$1,000.00	$1,160.70	$7.77	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Institutional Class
Actual	$1,000.00	$1,161.80	$6.54	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.11	1.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

6 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 91.60%
Brazil: 4.73%
Ambev SA (Consumer staples, Beverages)	772,500	$2,193,071
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	763,400	1,787,664
Banco BTG Pactual SA (Financials, Capital markets)	564,972	2,652,802
Cia Brasileira de Aluminio (Materials, Metals & mining)	1,041,183	1,102,178
Embraer SA ADR (Industrials, Aerospace & defense) †	160,178	2,474,750
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	235,187	2,231,925
Vale SA (Materials, Metals & mining)	188,200	2,731,802
		15,174,192
Chile: 1.25%
Cencosud SA (Consumer staples, Consumer staples distribution & retail) †	1,434,352	2,922,898
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)	16,223	1,094,728
		4,017,626
China: 28.71%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail) †	972,600	10,283,905
Baidu, Inc. Class A (Communication services, Interactive media & services) †	188,994	2,844,719
Baoshan Iron & Steel Co. Ltd. Class A (Materials, Metals & mining) †	2,709,510	2,522,635
China Communications Services Corp. Ltd. Class H (Industrials, Construction & engineering) †	4,420,000	2,422,003
China Construction Bank Corp. Class H (Financials, Banks) †	9,745,000	6,514,786
China Feihe Ltd. (Consumer staples, Food products) 144A	215,000	145,187
China International Capital Corp. Ltd. Class H (Financials, Capital markets) 144A†	1,471,200	3,091,376
China Resources Land Ltd. (Real estate, Real estate management & development)	715,000	3,329,580
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	1,922,000	2,389,625
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services) 144A†	10,602,000	1,353,062
China Vanke Co. Ltd. Class H (Real estate, Real estate management & development) †	1,184,400	1,851,565
China Yongda Automobiles Services Holdings Ltd. (Consumer discretionary, Specialty retail) †	2,224,000	1,495,662
Chow Tai Fook Jewellery Group Ltd. (Consumer discretionary, Specialty retail)	1,754,800	3,524,009
Country Garden Services Holdings Co. Ltd. (Real estate, Real estate management & development) †	1,052,000	1,653,271
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	224,700	3,080,997
Ganfeng Lithium Group Co. Ltd. Class H (Materials, Chemicals) 144A†	346,040	2,283,088
Hengli Petrochemical Co. Ltd. Class A (Materials, Chemicals) †	1,248,600	2,853,233
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks) †	4,710,000	2,533,999
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products) †	604,378	2,580,781
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	100,600	1,795,493
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure) 144A†	29,830	509,808
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	716,958	5,884,625
Ping An Insurance Group Co. of China Ltd. Class H (Financials, Insurance)	628,000	4,581,587
Qifu Technology, Inc. ADR (Financials, Consumer finance)	123,173	2,172,772
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services) †	728,800	2,581,612
Tencent Holdings Ltd. (Communication services, Interactive media & services) †	298,300	13,249,326
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
China (continued)
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products) †	1,026,000	$1,792,987
Zhejiang NHU Co. Ltd. Class A (Health care, Pharmaceuticals) †	590,821	1,457,679
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery) †	2,627,400	1,434,152
		92,213,524
Colombia: 0.68%
Ecopetrol SA ADR (Energy, Oil, gas & consumable fuels)	224,858	2,185,620
Greece: 0.43%
National Bank of Greece SA (Financials, Banks) †	263,972	1,381,406
Hong Kong: 1.33%
ASMPT Ltd. (Information technology, Semiconductors & semiconductor equipment)	209,000	1,643,190
CSPC Pharmaceutical Group Ltd. (Health care, Pharmaceuticals)	2,586,000	2,633,314
		4,276,504
India: 11.12%
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	81,419	4,419,094
Embassy Office Parks REIT (Real estate, Office REITs)	845,816	3,407,501
GAIL India Ltd. (Utilities, Gas utilities)	3,703,164	4,867,589
Indus Towers Ltd. (Communication services, Diversified telecommunication services)	925,609	1,758,788
Infosys Ltd. (Information technology, IT services)	288,293	4,448,118
LIC Housing Finance Ltd. (Financials, Financial services)	1,213,385	5,121,505
Mahanagar Gas Ltd. (Utilities, Gas utilities)	404,073	4,991,814
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	4,673,246	2,537,262
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,435,210	4,173,311
		35,724,982
Indonesia: 2.47%
Bank Mandiri Persero Tbk PT (Financials, Banks)	8,499,200	3,004,465
Bank Negara Indonesia Persero Tbk PT (Financials, Banks)	5,217,864	3,362,644
Telkom Indonesia Persero Tbk PT (Communication services, Diversified telecommunication services)	5,419,150	1,569,650
		7,936,759
Italy: 0.82%
PRADA SpA (Consumer discretionary, Textiles, apparel & luxury goods) †	357,900	2,635,103
Malaysia: 0.86%
Petronas Chemicals Group Bhd (Materials, Chemicals)	811,300	1,291,061
RHB Bank Bhd (Financials, Banks)	1,202,251	1,478,849
		2,769,910
Mexico: 2.57%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	79,726	1,713,312
Grupo Bimbo SAB de CV Class A (Consumer staples, Food products)	424,613	2,278,993
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	207,600	$1,799,173
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	610,491	2,460,707
		8,252,185
Panama: 0.53%
Copa Holdings SA Class A (Industrials, Passenger airlines)	19,008	1,716,802
Peru: 0.66%
Credicorp Ltd. (Financials, Banks)	15,549	2,106,578
Philippines: 0.58%
Bank of the Philippine Islands (Financials, Banks)	953,783	1,855,192
Poland: 0.80%
Bank Polska Kasa Opieki SA (Financials, Banks) †	110,967	2,567,452
Qatar: 0.42%
Industries Qatar QSC (Industrials, Industrial conglomerates)	380,434	1,340,511
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining) ♦†˃	1,142,750	0
Magnit PJSC (Acquired 4-29-2013, cost $1,919,054) (Consumer staples, Consumer staples distribution & retail) ♦†˃	27,916	0
		0
Saudi Arabia: 2.25%
Al Rajhi Bank (Financials, Banks)	77,667	1,603,043
Alinma Bank (Financials, Banks)	205,498	1,749,459
Arabian Drilling Co. (Energy, Energy equipment & services) †	48,839	1,924,548
Saudi Telecom Co. (Communication services, Diversified telecommunication services)	160,833	1,935,782
		7,212,832
Singapore: 0.77%
BOC Aviation Ltd. (Industrials, Trading companies & distributors) 144A	310,400	2,460,218
South Africa: 3.17%
Absa Group Ltd. (Financials, Banks)	159,348	1,550,100
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	221,096	3,028,323
Gold Fields Ltd. ADR (Materials, Metals & mining)	106,306	1,654,122
Sanlam Ltd. (Financials, Insurance)	778,475	2,401,495
Standard Bank Group Ltd. (Financials, Banks)	166,609	1,562,082
		10,196,122
South Korea: 7.72%
Doosan Bobcat, Inc. (Industrials, Machinery)	75,277	2,888,120
Hana Financial Group, Inc. (Financials, Banks)	71,935	2,260,459
KB Financial Group, Inc. (Financials, Banks)	57,586	2,137,373
Kia Corp. (Consumer discretionary, Automobiles)	82,660	5,235,128
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 9

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	189,666	$9,332,342
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	82,107	2,925,761
		24,779,183
Taiwan: 14.23%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals) †	236,000	2,857,463
Cathay Financial Holding Co. Ltd. (Financials, Insurance) †	2,322,000	3,216,852
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components) †	322,000	1,998,879
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components) †	384,000	2,392,364
Formosa Plastics Corp. (Materials, Chemicals) †	538,000	1,645,804
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components) †	476,704	1,624,392
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment) †	132,000	2,870,187
Poya International Co. Ltd. (Consumer discretionary, Broadline retail) †	98,000	1,834,270
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment) †	219,000	2,568,207
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	1,362,000	22,303,558
Vanguard International Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment) †	841,000	2,383,488
		45,695,464
Thailand: 2.79%
Bangkok Bank PCL (Financials, Banks)	1,094,300	5,041,302
Thai Beverage PCL (Consumer staples, Beverages)	5,134,400	2,467,378
Tisco Financial Group PCL (Financials, Banks)	548,300	1,450,765
		8,959,445
United Arab Emirates: 0.82%
Aldar Properties PJSC (Real estate, Real estate management & development)	1,787,586	2,636,666
United Kingdom: 0.42%
Anglo American PLC (Materials, Metals & mining)	43,958	1,354,529
United States: 1.47%
Southern Copper Corp. (Materials, Metals & mining)	29,584	2,272,939
Yum China Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	40,050	2,451,000
		4,723,939
Total common stocks (Cost $266,399,437)		294,172,744
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 5.14%
Brazil: 0.78%
Itau Unibanco Holding SA (Financials, Banks)	0.02%	484,200	$2,516,232
South Korea: 4.36%
LG Chem Ltd. (Materials, Chemicals)	0.00	20,648	6,042,416
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	3.61	190,556	7,966,171
			14,008,587
Total preferred stocks (Cost $16,089,445)			16,524,819

		Yield
Short-term investments: 2.02%
Investment companies: 2.02%
Allspring Government Money Market Fund Select Class ♠∞		4.73	6,473,870	6,473,870
Total short-term investments (Cost $6,473,870)				6,473,870
Total investments in securities (Cost $288,962,752)	98.76%			317,171,433
Other assets and liabilities, net	1.24			3,988,068
Total net assets	100.00%			$321,159,501

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management’s valuation procedures, as the Board-designated valuation designee.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $3,645,338), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,320,765	$58,437,043	$(62,283,938)	$0	$0	$6,473,870	6,473,870	$201,026
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 11

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $282,488,882)	$310,697,563
Investments in affiliated securities, at value (cost $6,473,870)	6,473,870
Cash	97
Foreign currency, at value (cost $2,672,751)	2,671,208
Receivable for investments sold	5,292,106
Receivable for dividends	1,256,844
Receivable for Fund shares sold	991,335
Prepaid expenses and other assets	52,622
Total assets	327,435,645
Liabilities
Payable for investments purchased	4,786,346
Payable for Fund shares redeemed	1,013,562
Management fee payable	242,960
Administration fees payable	36,806
Distribution fees payable	1,974
Trustees’ fees and expenses payable	158
Accrued expenses and other liabilities	194,338
Total liabilities	6,276,144
Total net assets	$321,159,501
Net assets consist of
Paid-in capital	$345,231,371
Total distributable loss	(24,071,870)
Total net assets	$321,159,501
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Income Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)

Computation of net asset value and offering price per share
Net assets–Class A	$70,030,340
Shares outstanding–Class A1	6,735,867
Net asset value per share–Class A	$10.40
Maximum offering price per share – Class A2	$11.03
Net assets–Class C	$3,123,349
Shares outstanding–Class C1	302,003
Net asset value per share–Class C	$10.34
Net assets–Class R	$151,589
Shares outstanding–Class R1	14,557
Net asset value per share–Class R	$10.41
Net assets–Class R6	$31,125,778
Shares outstanding–Class R6[1]	2,996,293
Net asset value per share–Class R6	$10.39
Net assets–Administrator Class	$2,524,006
Shares outstanding–Administrator Class[1]	240,769
Net asset value per share–Administrator Class	$10.48
Net assets–Institutional Class	$214,204,439
Shares outstanding–Institutional Class[1]	20,561,994
Net asset value per share–Institutional Class	$10.42

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 13

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $568,197)	$4,355,981
Income from non-cash dividends	720,469
Income from affiliated securities	201,026
Interest (net of foreign withholding taxes of $3)	1,710
Total investment income	5,279,186
Expenses
Management fee	1,669,248
Administration fees
Class A	73,273
Class C	3,510
Class R	149
Class R6	4,611
Administrator Class	1,159
Institutional Class	137,904
Shareholder servicing fees
Class A	87,050
Class C	4,162
Class R	177
Administrator Class	1,913
Distribution fees
Class C	12,486
Class R	147
Custody and accounting fees	147,868
Professional fees	33,284
Registration fees	38,799
Shareholder report expenses	13,912
Trustees’ fees and expenses	10,896
Other fees and expenses	43,866
Total expenses	2,284,414
Less: Fee waivers and/or expense reimbursements
Fund-level	(145,338)
Class A	(17,446)
Class C	(836)
Class R	(7)
Administrator Class	(267)
Institutional Class	(53,040)
Net expenses	2,067,480
Net investment income	3,211,706
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(5,808,491)
Foreign currency and foreign currency translations	(126,551)
Net realized losses on investments	(5,935,042)
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Income Fund

Statement of operations—six months ended April 30, 2023 (unaudited)

Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $25,237)	$48,799,860
Foreign currency and foreign currency translations	(6)
Net change in unrealized gains (losses) on investments	48,799,854
Net realized and unrealized gains (losses) on investments	42,864,812
Net increase in net assets resulting from operations	$46,076,518
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)		Year ended October 31, 2022
Operations
Net investment income		$3,211,706		$8,976,628
Net realized losses on investments		(5,935,042)		(19,091,790)
Net change in unrealized gains (losses) on investments		48,799,854		(91,809,626)
Net increase (decrease) in net assets resulting from operations		46,076,518		(101,924,788)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(514,769)		(2,272,980)
Class C		(11,261)		(105,651)
Class R		(915)		(3,642)
Class R6		(293,950)		(1,156,899)
Administrator Class		(13,349)		(63,004)
Institutional Class		(1,902,278)		(7,016,165)
Total distributions to shareholders		(2,736,522)		(10,618,341)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	248,716	2,567,535	478,576	5,382,246
Class C	2,359	23,679	17,333	182,650
Class R	2,243	22,910	2,890	32,427
Class R6	130,805	1,336,827	81,243	849,396
Administrator Class	77,972	815,087	12,000	117,480
Institutional Class	3,201,708	32,739,154	6,508,814	72,889,767
		37,505,192		79,453,966
Reinvestment of distributions
Class A	48,161	491,049	195,730	2,176,934
Class C	1,091	11,097	9,051	101,754
Class R	90	915	323	3,590
Class R6	23,359	237,603	84,772	942,060
Administrator Class	1,287	13,222	5,280	59,134
Institutional Class	176,755	1,804,232	601,019	6,657,509
		2,558,118		9,940,981
Payment for shares redeemed
Class A	(553,263)	(5,639,712)	(1,113,452)	(12,636,350)
Class C	(79,646)	(796,692)	(220,162)	(2,489,013)
Class R	(577)	(6,014)	(2,050)	(22,845)
Class R6	(293,475)	(3,065,584)	(483,719)	(5,843,316)
Administrator Class	(32,368)	(326,951)	(17,837)	(203,790)
Institutional Class	(3,870,362)	(39,579,871)	(4,499,368)	(50,418,552)
		(49,414,824)		(71,613,866)
Net increase (decrease) in net assets resulting from capital share transactions		(9,351,514)		17,781,081
Total increase (decrease) in net assets		33,988,482		(94,762,048)
Net assets
Beginning of period		287,171,019		381,933,067
End of period		$321,159,501		$287,171,019
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class A		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.03	$12.67	$10.33	$11.21	$10.33	$11.68
Net investment income	0.09 [1]	0.27 [1]	0.24	0.20	0.24	0.27
Net realized and unrealized gains (losses) on investments	1.36	(3.59)	2.34	(0.85)	0.86	(1.36)
Total from investment operations	1.45	(3.32)	2.58	(0.65)	1.10	(1.09)
Distributions to shareholders from
Net investment income	(0.08)	(0.32)	(0.24)	(0.23)	(0.22)	(0.26)
Net asset value, end of period	$10.40	$9.03	$12.67	$10.33	$11.21	$10.33
Total return[2]	16.02%	(26.67)%	24.93%	(5.83)%	10.78%	(9.47)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.70%	1.63%	1.65%	1.69%	1.67%
Net expenses	1.55%	1.54%	1.54%	1.52%	1.62%	1.62%
Net investment income	1.77%	2.34%	1.88%	2.10%	2.12%	2.30%
Supplemental data
Portfolio turnover rate	37%	50%	73%	92%	73%	69%
Net assets, end of period (000s omitted)	$70,030	$63,130	$94,152	$83,889	$20,017	$19,684

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class C		2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.98	$12.59	$10.26	$11.15	$10.27	$11.63
Net investment income	0.05 [1]	0.18 [1]	0.11	0.11	0.15	0.18
Net realized and unrealized gains (losses) on investments	1.34	(3.56)	2.36	(0.85)	0.87	(1.35)
Total from investment operations	1.39	(3.38)	2.47	(0.74)	1.02	(1.17)
Distributions to shareholders from
Net investment income	(0.03)	(0.23)	(0.14)	(0.15)	(0.14)	(0.19)
Net asset value, end of period	$10.34	$8.98	$12.59	$10.26	$11.15	$10.27
Total return[2]	15.54%	(27.27)%	24.00%	(6.69)%	10.01%	(10.20)%
Ratios to average net assets (annualized)
Gross expenses	2.44%	2.43%	2.37%	2.40%	2.44%	2.42%
Net expenses	2.30%	2.30%	2.30%	2.31%	2.37%	2.37%
Net investment income	0.98%	1.55%	1.07%	1.03%	1.30%	1.53%
Supplemental data
Portfolio turnover rate	37%	50%	73%	92%	73%	69%
Net assets, end of period (000s omitted)	$3,123	$3,396	$7,203	$8,138	$11,958	$13,896

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Emerging Markets Equity Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class R		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.05	$12.70	$10.36	$11.22	$10.34	$11.71
Net investment income	0.08 [1]	0.24 [1]	0.22	0.17	0.20	0.24
Payment from affiliate	0.00	0.00	0.00	0.03	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.35	(3.59)	2.33	(0.85)	0.88	(1.37)
Total from investment operations	1.43	(3.35)	2.55	(0.65)	1.08	(1.13)
Distributions to shareholders from
Net investment income	(0.07)	(0.30)	(0.21)	(0.21)	(0.20)	(0.24)
Net asset value, end of period	$10.41	$9.05	$12.70	$10.36	$11.22	$10.34
Total return[2]	15.76%	(26.86)%	24.58%	(5.82)%[3]	10.61%	(9.70)%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.85%	1.85%	1.84%	1.93%	1.94%
Net expenses	1.80%	1.77%	1.80%	1.78%	1.87%	1.87%
Net investment income	1.56%	2.08%	1.66%	1.65%	1.97%	2.64%
Supplemental data
Portfolio turnover rate	37%	50%	73%	92%	73%	69%
Net assets, end of period (000s omitted)	$152	$116	$148	$98	$95	$92

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment froman affiliate which had a 0.29% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class R6		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.02	$12.67	$10.33	$11.23	$10.34	$11.69
Net investment income	0.11 [1]	0.31 [1]	0.26	0.24	0.31	0.32
Net realized and unrealized gains (losses) on investments	1.36	(3.59)	2.37	(0.87)	0.85	(1.35)
Total from investment operations	1.47	(3.28)	2.63	(0.63)	1.16	(1.03)
Distributions to shareholders from
Net investment income	(0.10)	(0.37)	(0.29)	(0.27)	(0.27)	(0.32)
Net asset value, end of period	$10.39	$9.02	$12.67	$10.33	$11.23	$10.34
Total return[2]	16.30%	(26.49)%	25.44%	(5.60)%	11.34%	(9.05)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.26%	1.19%	1.22%	1.26%	1.24%
Net expenses	1.17%	1.17%	1.15%	1.16%	1.17%	1.17%
Net investment income	2.15%	2.72%	2.00%	2.27%	2.81%	2.58%
Supplemental data
Portfolio turnover rate	37%	50%	73%	92%	73%	69%
Net assets, end of period (000s omitted)	$31,126	$28,296	$43,761	$73,969	$83,481	$36,597

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Emerging Markets Equity Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Administrator Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.10	$12.78	$10.41	$11.31	$10.41	$11.76
Net investment income	0.10 [1]	0.28 [1]	0.22 [1]	0.20 [1]	0.25 [1]	0.22 [1]
Net realized and unrealized gains (losses) on investments	1.36	(3.63)	2.40	(0.87)	0.89	(1.29)
Total from investment operations	1.46	(3.35)	2.62	(0.67)	1.14	(1.07)
Distributions to shareholders from
Net investment income	(0.08)	(0.33)	(0.25)	(0.23)	(0.24)	(0.28)
Net asset value, end of period	$10.48	$9.10	$12.78	$10.41	$11.31	$10.41
Total return[2]	16.07%	(26.65)%	25.03%	(5.89)%	11.01%	(9.29)%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.55%	1.52%	1.56%	1.61%	1.57%
Net expenses	1.45%	1.43%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.90%	2.44%	1.75%	1.92%	2.24%	1.86%
Supplemental data
Portfolio turnover rate	37%	50%	73%	92%	73%	69%
Net assets, end of period (000s omitted)	$2,524	$1,765	$2,484	$3,842	$4,686	$4,758

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Institutional Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.05	$12.70	$10.35	$11.24	$10.35	$11.70
Net investment income	0.11 [1]	0.30 [1]	0.28	0.19 [1]	0.28	0.32
Net realized and unrealized gains (losses) on investments	1.35	(3.60)	2.35	(0.82)	0.87	(1.36)
Total from investment operations	1.46	(3.30)	2.63	(0.63)	1.15	(1.04)
Distributions to shareholders from
Net investment income	(0.09)	(0.35)	(0.28)	(0.26)	(0.26)	(0.31)
Net asset value, end of period	$10.42	$9.05	$12.70	$10.35	$11.24	$10.35
Total return[2]	16.18%	(26.44)%	25.27%	(5.63)%	11.24%	(9.11)%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.37%	1.30%	1.33%	1.36%	1.34%
Net expenses	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Net investment income	2.10%	2.68%	2.21%	1.85%	2.54%	2.73%
Supplemental data
Portfolio turnover rate	37%	50%	73%	92%	73%	69%
Net assets, end of period (000s omitted)	$214,204	$190,468	$234,185	$202,705	$471,068	$452,650

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities.On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring Emerging Markets Equity Income Fund | 23

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $289,450,388 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$49,285,359
Gross unrealized losses	(21,564,314)
Net unrealized gains	$27,721,045
As of October 31, 2022, the Fund had capital loss carryforwards which consisted of $36,527,887 in short-term capital losses and $5,804,377 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
24 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$15,174,192	$0	$0	$15,174,192
Chile	4,017,626	0	0	4,017,626
China	2,172,772	90,040,752	0	92,213,524
Colombia	2,185,620	0	0	2,185,620
Greece	0	1,381,406	0	1,381,406
Hong Kong	0	4,276,504	0	4,276,504
India	3,407,501	32,317,481	0	35,724,982
Indonesia	0	7,936,759	0	7,936,759
Italy	0	2,635,103	0	2,635,103
Malaysia	0	2,769,910	0	2,769,910
Mexico	8,252,185	0	0	8,252,185
Panama	1,716,802	0	0	1,716,802
Peru	2,106,578	0	0	2,106,578
Philippines	0	1,855,192	0	1,855,192
Poland	0	2,567,452	0	2,567,452
Qatar	0	1,340,511	0	1,340,511
Russia	0	0	0	0
Saudi Arabia	1,924,548	5,288,284	0	7,212,832
Singapore	0	2,460,218	0	2,460,218
South Africa	7,083,940	3,112,182	0	10,196,122
South Korea	0	24,779,183	0	24,779,183
Taiwan	0	45,695,464	0	45,695,464
Thailand	0	8,959,445	0	8,959,445
United Arab Emirates	0	2,636,666	0	2,636,666
United Kingdom	0	1,354,529	0	1,354,529
United States	2,272,939	2,451,000	0	4,723,939
Preferred stocks
Brazil	2,516,232	0	0	2,516,232
South Korea	0	14,008,587	0	14,008,587
Short-term investments
Investment companies	6,473,870	0	0	6,473,870
Total assets	$59,304,805	$257,866,628	$0	$317,171,433
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Emerging Markets Equity Income Fund | 25

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2023, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 29, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.55%
Class C	2.30
Class R	1.80
Class R6	1.17
Administrator Class	1.45
Institutional Class	1.22
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
26 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2023, Allspring Funds Distributor received $171 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $111,786,008 and $119,966,629, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in China and Hong Kong. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
8.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2023, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $3,645,338.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Emerging Markets Equity Income Fund | 27

Other information (unaudited)
Other information
Tax information
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2022. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$1,519,482	$0.0478	100%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28 | Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Emerging Markets Equity Income Fund | 29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30 | Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Markets Equity Income Fund | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-wga8qc15 06-23
SAR3356 04-23

Allspring Global Long/Short Equity Fund
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
˂Fund Legal Name - undefined˃ | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Global Long/Short Equity Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Global Long/Short Equity Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring Global Long/Short Equity Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA, David Krider, CFA

Average annual total returns (%) as of April 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since 1-6-2014	1 year	5 year	Since 1-6-2014	Gross	Net[2]
Class A (AGAQX)[3]	12-12-2014	-10.65	-0.70	3.94	-5.16	0.48	3.94	2.34	2.25
Class C (ASGCX)[4]	12-16-2022	-6.36	0.43	3.92	-5.36	0.43	3.92	3.09	3.00
Class R6 (AGAWX)[5]	12-12-2014	–	–	–	-4.72	0.88	4.31	1.91	1.82
Institutional Class (AGAZX)[6]	12-12-2014	–	–	–	-4.84	0.81	4.23	2.01	1.92
MSCI World Index (Net) (USD)[7]	–	–	–	–	3.18	8.14	7.99	–	–
Global Long/Short Equity Blended Index[8]	–	–	–	–	3.56	5.18	4.71	–	–
ICE BofA 3-Month U.S. Treasury Bill Index[9]	–	–	–	–	2.84	1.45	0.96	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.73% for Class A, 2.48% for Class C, 1.30% for Class R6 and 1.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest expense on securities sold short, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class A shares prior to 12-16-2022, is based on the performance of the Investor Class shares of the Fund’s predecessor, 361 Global
Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to 12-12-2014, is based on the performance of a predecessor account, the Analytic Global
Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on 12-12-2014 (the “Predecessor Account”). Performance of the
Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor
Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the
Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.

[4]
Historical performance for the Class C shares prior to their inception reflects the performance of the Class A shares and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower.

[5]
Historical performance shown for the Class R6 shares prior to 12-16-2022 is based on the performance of Class Y shares of the Fund’s predecessor, 361 Global Long/Short
Equity Fund (the “Predecessor Fund”), and for the period prior to 12-12-2014, is based on the performance of a predecessor account, the Analytic Global Long/Short
Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on 12-12-2014 (the “Predecessor Account”). Performance of the Predecessor
Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor
Account had been registered under the 1940 Act, performance may have been adversely affected.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring Global Long/Short Equity Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[6]
Historical performance shown for the Institutional Class shares prior to 12-16-2022, is based on the performance of Class I shares of the Fund’s predecessor, 361 Global
Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to 12-12-2014, is based on the performance of a predecessor account, the Analytic Global
Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on 12-12-2014 (the “Predecessor Account”). Performance of the
Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor
Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain restrictions imposed by the 1940 Act. If the
Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.

[7]
The Morgan Stanley Capital International (MSCI) World Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products.
This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]
Source:  Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Index (Net) (USD) and 50% of the ICE BofA
3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

[9]
The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Global Long/Short Equity Fund | 5

Performance highlights (unaudited)

Ten largest Long Positions holdings (%) as of April 30, 2023[1]
Chubu Electric Power Co., Inc.	2.83
Apple, Inc.	2.76
Kansai Electric Power Co., Inc.	2.64
Conagra Brands, Inc.	2.29
Novo Nordisk AS Class B	2.25
Solvay SA	2.24
Gilead Sciences, Inc.	2.02
AutoZone, Inc.	2.01
Link	2.00
VeriSign, Inc.	1.87

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Five largest short positions holdings (%) as of April 30, 2023[1]
Delivery Hero SE	(1.34)
Aegon NV	(1.30)
Eisai Co. Ltd.	(1.28)
Micron Technology, Inc.	(1.28)
adidas AG	(1.24)

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector Allocation for Long and Short positions as of April 30, 2023[1]
	Long (%)	Short (%)
Health care	16	(12)
Information technology	15	(13)
Industrials	13	(22)
Consumer discretionary	9	(15)
Consumer staples	9	(1)
Financials	9	(11)
Energy	8	(16)
Utilities	8	0
Materials	6	(7)
Real estate	4	0
Communication services	3	(3)

[1]	Figures represent the percentage of the Fund’s long and short positions. Allocations are subject to change and may have changed since the date specified.

Country Allocation for Long and Short positions as of April 30, 2023[1]
	Long (%)	Short (%)
United States	60	(54)
Japan	12	(9)
China & Hong Kong	4	0
Canada	3	(8)
Denmark	3	0
United Kingdom	3	(4)
Belgium	2	0
France	2	0
Spain	2	(2)
Switzerland	2	0
Australia	1	(3)
Germany	1	(9)
Ireland	1	0
Italy	1	0
Norway	1	0
Portugal	1	0
Sweden	1	(3)
Netherlands	0	(8)

[1]	Figures represent the percentage of the Fund’s long and short positions. Allocations are subject to change and may have changed since the date specified.

6 | Allspring Global Long/Short Equity Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,028.90	$13.78	2.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.21	$13.66	2.74%
Class C
Actual	$1,000.00	$1,026.70	$13.14	3.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.54	$17.32	3.48%
Class R6
Actual	$1,000.00	$1,030.30	$11.63	2.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.34	$11.53	2.31%
Institutional Class
Actual	$1,000.00	$1,030.20	$12.03	2.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.94	$11.93	2.39%
1Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Allspring Global Long/Short Equity Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 116.84% Common stocks: 100.53%
Australia: 1.10%
Pilbara Minerals Ltd. (Materials, Metals & mining)	1,139,992	$3,244,657
Rio Tinto Ltd. (Materials, Metals & mining)	42,420	3,181,696
		6,426,353
Belgium: 2.39%
Elia Group SA/NV (Utilities, Electric utilities) †	6,350	870,712
Solvay SA (Materials, Chemicals)	109,619	13,156,322
		14,027,034
Canada: 2.93%
ARC Resources Ltd. (Energy, Oil, gas & consumable fuels)	644,500	8,006,004
Brookfield Renewable Corp. Class A (Utilities, Independent power and renewable electricity producers)	100,800	3,368,060
Constellation Software, Inc. (Information technology, Software)	1,300	2,544,463
Fairfax Financial Holdings Ltd. (Financials, Insurance)	4,600	3,214,585
Ritchie Bros Auctioneers, Inc. (Industrials, Commercial services & supplies)	1,400	80,103
		17,213,215
Denmark: 2.94%
AP Moller - Maersk AS Class A (Industrials, Marine transportation)	2,268	4,053,353
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	79,541	13,231,991
		17,285,344
Finland: 0.23%
Kesko Oyj Class B (Consumer staples, Consumer staples distribution & retail)	64,448	1,343,602
France: 2.26%
Bollore SE (Communication services, Entertainment)	548,468	3,705,101
Sartorius Stedim Biotech (Health care, Life sciences tools & services)	35,673	9,556,749
		13,261,850
Germany: 0.41%
Deutsche Lufthansa AG (Industrials, Passenger airlines) †	223,504	2,402,651
Hong Kong: 3.64%
Link (Real estate, Retail REITs)	1,792,500	11,724,539
Swire Pacific Ltd. Class A (Real estate, Real estate management & development)	351,500	2,790,251
WH Group Ltd. (Consumer staples, Food products) 144A	12,281,500	6,837,583
		21,352,373
Ireland: 0.92%
Accenture PLC Class A (Information technology, IT services) #	19,236	5,391,658
Italy: 1.26%
Saras SpA (Energy, Oil, gas & consumable fuels) †	1,489,428	1,925,669
UniCredit SpA (Financials, Banks)	276,296	5,474,938
		7,400,607
The accompanying notes are an integral part of these financial statements.
8 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Japan: 11.78%
BayCurrent Consulting, Inc. (Industrials, Professional services)	219,600	$7,633,293
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	1,491,300	16,631,508
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	1,438,300	15,526,026
Mazda Motor Corp. (Consumer discretionary, Automobiles)	1,061,100	9,602,407
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	183,000	6,939,402
Nippon Shinyaku Co. Ltd. (Health care, Pharmaceuticals)	76,100	3,479,953
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	76,700	2,609,392
Taisei Corp. (Industrials, Construction & engineering)	42,700	1,452,265
Tokyo Gas Co. Ltd. (Utilities, Gas utilities)	63,800	1,306,817
Tosoh Corp. (Materials, Chemicals)	47,600	635,950
ZOZO, Inc. (Consumer discretionary, Specialty retail)	160,300	3,373,409
		69,190,422
Netherlands: 0.44%
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,044	2,566,372
Norway: 0.60%
Mowi ASA (Consumer staples, Food products)	185,817	3,545,255
Portugal: 0.86%
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail) †	199,917	5,044,948
Singapore: 0.18%
Genting Singapore Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	1,230,500	1,046,817
Spain: 1.63%
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	171,408	5,893,416
Naturgy Energy Group SA (Utilities, Gas utilities)	118,327	3,684,264
		9,577,680
Sweden: 0.90%
Industrivarden AB Class C (Financials, Financial services)	185,702	5,303,005
Switzerland: 2.36%
EMS-Chemie Holding AG (Materials, Chemicals) †	3,913	3,213,752
Partners Group Holding AG (Financials, Capital markets)	7,869	7,638,696
Roche Holding AG (Health care, Pharmaceuticals)	8,946	3,027,340
		13,879,788
United Kingdom: 3.03%
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	442,000	2,954,959
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages) #	129,868	8,372,590
Hargreaves Lansdown PLC (Financials, Capital markets)	302,355	3,061,117
TORM PLC Class A (Energy, Oil, gas & consumable fuels)	108,017	3,380,881
		17,769,547
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 9

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
United States: 60.67%
AbbVie, Inc. (Health care, Biotechnology) #	8,270	$1,249,762
Adobe, Inc. (Information technology, Software) †#	27,212	10,274,163
Albemarle Corp. (Materials, Chemicals) #	28,889	5,357,754
Alphabet, Inc. Class A (Communication services, Interactive media & services) †#	43,582	4,678,092
Alphabet, Inc. Class C (Communication services, Interactive media & services) †#	27,595	2,986,331
American International Group, Inc. (Financials, Insurance) #	20,233	1,073,158
Apple, Inc. (Information technology, Technology hardware, storage & peripherals) #	95,408	16,188,829
Arcturus Therapeutics Holdings, Inc. (Health care, Biotechnology) †#	28,915	769,717
Arhaus, Inc. (Consumer discretionary, Specialty retail) †#	146,624	1,175,924
AutoZone, Inc. (Consumer discretionary, Specialty retail) †#	4,438	11,819,770
Axcelis Technologies, Inc. (Information technology, Semiconductors & semiconductor equipment) †#	12,784	1,512,347
Axon Enterprise, Inc. (Industrials, Aerospace & defense) †#	8,723	1,838,023
Bandwidth, Inc. Class A (Communication services, Diversified telecommunication services) †#	120,958	1,472,059
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure) †#	1,840	4,942,810
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals) #	1,804	120,453
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment) #	2,303	1,442,830
Cal-Maine Foods, Inc. (Consumer staples, Food products) #	76,657	3,641,208
Catalyst Pharmaceuticals, Inc. (Health care, Biotechnology) †#	163,012	2,595,151
Caterpillar, Inc. (Industrials, Machinery) #	21,710	4,750,148
Centene Corp. (Health care, Health care providers & services) †#	27,677	1,907,776
Cigna Group (Health care, Health care providers & services) #	30,393	7,698,243
Clearway Energy, Inc. Class A (Utilities, Independent power and renewable electricity producers) #	83,722	2,426,264
Clorox Co. (Consumer staples, Household products) #	14,647	2,425,836
Conagra Brands, Inc. (Consumer staples, Food products) #	354,328	13,450,291
Consolidated Edison, Inc. (Utilities, Multi-utilities) #	18,291	1,801,115
CVS Health Corp. (Health care, Health care providers & services) #	37,247	2,730,578
Domino’s Pizza, Inc. (Consumer discretionary, Hotels, restaurants & leisure) #	9,670	3,069,935
Dropbox, Inc. Class A (Information technology, Software) †#	292,554	5,950,548
Eagle Pharmaceuticals, Inc. (Health care, Biotechnology) †#	89,563	2,514,929
Encore Wire Corp. (Industrials, Electrical equipment) #	7,881	1,232,037
Fair Isaac Corp. (Information technology, Software) †#	871	634,044
First Solar, Inc. (Information technology, Semiconductors & semiconductor equipment) †#	39,263	7,168,639
Gilead Sciences, Inc. (Health care, Biotechnology) #	143,990	11,837,418
Halozyme Therapeutics, Inc. (Health care, Biotechnology) †#	44,983	1,445,304
Harmony Biosciences Holdings, Inc. (Health care, Pharmaceuticals) †#	164,336	5,298,193
Hartford Financial Services Group, Inc. (Financials, Insurance) #	18,718	1,328,791
HF Sinclair Corp. (Energy, Oil, gas & consumable fuels) #	158,382	6,986,230
Holley, Inc. (Consumer discretionary, Automobile components) †#	317,085	764,175
Hubbell, Inc. (Industrials, Electrical equipment) #	14,776	3,979,472
IDEXX Laboratories, Inc. (Health care, Health care equipment & supplies) †#	6,432	3,165,573
Incyte Corp. (Health care, Biotechnology) †#	46,867	3,487,373
Kimberly-Clark Corp. (Consumer staples, Household products) #	55,989	8,112,246
Kiniksa Pharmaceuticals Ltd. Class A (Health care, Biotechnology) †#	175,890	1,890,818
The accompanying notes are an integral part of these financial statements.
10 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
United States (continued)
Lattice Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment) †#	13,736	$1,094,759
Lennox International, Inc. (Industrials, Building products)	20,338	5,733,486
Lockheed Martin Corp. (Industrials, Aerospace & defense) #	15,370	7,138,596
Lululemon Athletica, Inc. (Consumer discretionary, Textiles, apparel & luxury goods) †#	21,031	7,990,308
Marathon Petroleum Corp. (Energy, Oil, gas & consumable fuels) #	53,747	6,557,134
Mastercard, Inc. Class A (Financials, Financial services) #	28,259	10,739,268
MercadoLibre, Inc. (Consumer discretionary, Broadline retail) †#	2,168	2,769,598
MetLife, Inc. (Financials, Insurance) #	123,981	7,603,755
Microchip Technology, Inc. (Information technology, Semiconductors & semiconductor equipment) #	56,521	4,125,468
Microsoft Corp. (Information technology, Software) #	15,488	4,758,843
NetApp, Inc. (Information technology, Technology hardware, storage & peripherals) #	98,513	6,195,483
Netflix, Inc. (Communication services, Entertainment) †#	9,431	3,111,570
NRG Energy, Inc. (Utilities, Electric utilities) #	2,032	69,433
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment) #	25,206	6,994,413
NVR, Inc. (Consumer discretionary, Household durables) †	1,067	6,231,280
PACCAR, Inc. (Industrials, Machinery) #	117,022	8,740,373
Packaging Corp. of America (Materials, Containers & packaging)	2,026	274,037
Perdoceo Education Corp. (Consumer discretionary, Diversified consumer services) †#	8,186	106,254
Phillips 66 (Energy, Oil, gas & consumable fuels) #	90,769	8,986,131
Prudential Financial, Inc. (Financials, Insurance) #	106,226	9,241,662
Public Storage (Real estate, Specialized REITs) #	36,566	10,780,754
Rollins, Inc. (Industrials, Commercial services & supplies) #	150,705	6,367,286
SIGA Technologies, Inc. (Health care, Pharmaceuticals) #	158,975	926,824
Steel Dynamics, Inc. (Materials, Metals & mining) #	48,157	5,005,920
Stryker Corp. (Health care, Health care equipment & supplies) #	476	142,633
Texas Pacific Land Corp. (Energy, Oil, gas & consumable fuels) #	1,769	2,613,963
Titan Machinery, Inc. (Industrials, Trading companies & distributors) †#	50,072	1,569,757
United Parcel Service, Inc. Class B (Industrials, Air freight & logistics) #	7,732	1,390,291
United Therapeutics Corp. (Health care, Biotechnology) †#	20,401	4,694,882
Valero Energy Corp. (Energy, Oil, gas & consumable fuels) #	62,602	7,178,571
VeriSign, Inc. (Information technology, IT services) #	49,636	11,009,265
Vertex Pharmaceuticals, Inc. (Health care, Biotechnology) †#	21,403	7,292,644
Vir Biotechnology, Inc. (Health care, Biotechnology) †#	23,998	603,550
Visa, Inc. Class A (Financials, Financial services) #	4,473	1,041,001
Wabash National Corp. (Industrials, Machinery) #	154,272	3,960,162
Walgreens Boots Alliance, Inc. (Consumer staples, Consumer staples distribution & retail) #	41,520	1,463,580
Zymeworks, Inc. (Health care, Biotechnology) †#	307,115	2,579,766
		356,277,057
Total common stocks (Cost $582,806,134)		590,305,578
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 11

Portfolio of investments—April 30, 2023 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.23%
Germany: 0.23%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	6.03%	13,129	$1,395,544
Total preferred stocks (Cost $907,244)			1,395,544

		Yield
Short-term investments: 16.08%
Investment companies: 16.08%
Allspring Government Money Market Fund Select Class ♠∞		4.73	94,410,299	94,410,299
Total short-term investments (Cost $94,410,299)				94,410,299
Total investments in securities (Cost $678,123,677)	116.84%			686,111,421

Securities sold short: (29.69)%
Common stocks: (29.69)%
Australia: (0.87)%
BrainChip Holdings Ltd. (Information technology, Software) †	(8,257,297)	(2,235,257)
Leo Lithium Ltd. (Materials, Metals & mining) †	(1,021,962)	(358,929)
Worley Ltd. (Industrials, Construction & engineering)	(252,836)	(2,540,361)
(5,134,547)
Canada: (2.43)%
Cameco Corp. (Energy, Oil, gas & consumable fuels)	(212,900)	(5,853,434)
Denison Mines Corp. (Energy, Oil, gas & consumable fuels) †	(799,100)	(878,812)
Energy Fuels, Inc. (Energy, Oil, gas & consumable fuels) †	(375,400)	(2,133,506)
Filo Mining Corp. (Materials, Metals & mining) †	(109,600)	(1,823,364)
NexGen Energy Ltd. (Energy, Oil, gas & consumable fuels) †	(915,600)	(3,561,436)
(14,250,552)
Denmark: (0.09)%
Vestas Wind Systems AS (Industrials, Electrical equipment) †	(18,087)	(500,478)
Germany: (2.58)%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	(41,419)	(7,294,135)
Delivery Hero SE (Consumer discretionary, Hotels, restaurants & leisure) 144A†	(196,108)	(7,838,670)
(15,132,805)
Japan: (2.62)%
Eisai Co. Ltd. (Health care, Pharmaceuticals)	(130,200)	(7,512,970)
Euglena Co. Ltd. (Consumer staples, Personal care products) †	(104,700)	(685,771)
JSR Corp. (Materials, Chemicals)	(123,100)	(2,856,343)
Kagome Co. Ltd. (Consumer staples, Food products)	(45,900)	(1,114,859)
Makita Corp. (Industrials, Machinery)	(114,500)	(3,230,124)
(15,400,067)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Luxembourg: (0.02)%
Aroundtown SA (Real estate, Real estate management & development) †	(99,712)	$(135,847)
Netherlands: (2.39)%
Aegon NV (Financials, Insurance)	(1,669,818)	(7,618,921)
Airbus SE (Industrials, Aerospace & defense)	(19,701)	(2,758,823)
Argenx SE (Health care, Biotechnology) †	(9,475)	(3,654,963)
(14,032,707)
Norway: (0.01)%
REC Silicon ASA (Information technology, Semiconductors & semiconductor equipment) †	(20,025)	(30,120)
Panama: (0.14)%
Carnival Corp. (Consumer discretionary, Hotels, restaurants & leisure) †	(88,441)	(814,541)
Spain: (0.56)%
Ferrovial SA (Industrials, Construction & engineering)	(105,360)	(3,303,395)
Sweden: (0.76)%
Electrolux AB Class B (Consumer discretionary, Household durables) †	(51,712)	(780,080)
Investment AB Latour Class B (Industrials, Industrial conglomerates)	(59,425)	(1,286,652)
Kinnevik AB Class B (Financials, Financial services) †	(42,420)	(696,874)
PowerCell Sweden AB (Industrials, Electrical equipment) †	(197,419)	(1,675,777)
(4,439,383)
Switzerland: (0.10)%
IWG PLC (Real estate, Real estate management & development) †	(286,630)	(612,161)
United Kingdom: (1.17)%
Capricorn Energy PLC (Energy, Oil, gas & consumable fuels) †	(644,068)	(1,775,895)
Hikma Pharmaceuticals PLC (Health care, Pharmaceuticals)	(11,586)	(268,341)
ITM Power PLC (Industrials, Electrical equipment) †	(368,489)	(362,647)
Petrofac Ltd. (Energy, Energy equipment & services) †	(456,213)	(409,656)
Prudential PLC (Financials, Insurance)	(264,888)	(4,053,060)
(6,869,599)
United States: (15.95)%
Alcoa Corp. (Materials, Metals & mining)	(178,947)	(6,646,092)
Alnylam Pharmaceuticals, Inc. (Health care, Biotechnology) †	(28,925)	(5,761,860)
Boeing Co. (Industrials, Aerospace & defense) †	(34,955)	(7,227,995)
Cassava Sciences, Inc. (Health care, Pharmaceuticals) †	(35,472)	(823,660)
Clean Energy Fuels Corp. (Energy, Oil, gas & consumable fuels) †	(150,977)	(644,672)
DoorDash, Inc. Class A (Consumer discretionary, Hotels, restaurants & leisure) †	(8,331)	(509,774)
Entegris, Inc. (Information technology, Semiconductors & semiconductor equipment)	(26,306)	(1,970,845)
Gevo, Inc. (Energy, Oil, gas & consumable fuels) †	(2,529,555)	(2,934,284)
Joby Aviation, Inc. (Industrials, Passenger airlines) †	(656,605)	(2,843,100)
Kinetik Holdings, Inc. (Energy, Oil, gas & consumable fuels)	(30,618)	(943,034)
Light & Wonder, Inc. (Consumer discretionary, Hotels, restaurants & leisure) †	(20,051)	(1,208,875)
Lucid Group, Inc. (Consumer discretionary, Automobiles) †	(607,687)	(4,825,035)
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 13

Portfolio of investments—April 30, 2023 (unaudited)

		Shares	Value
United States (continued)
Micron Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)		(116,439)	$(7,494,014)
NextDecade Corp. (Energy, Oil, gas & consumable fuels) †		(364,761)	(2,272,461)
Novocure Ltd. (Health care, Health care equipment & supplies) †		(44,243)	(2,915,614)
NuScale Power Corp. (Industrials, Electrical equipment) †		(123,388)	(1,094,451)
Occidental Petroleum Corp. (Energy, Oil, gas & consumable fuels)		(69,730)	(4,290,487)
Overstock.com, Inc. (Consumer discretionary, Specialty retail) †		(56,663)	(1,153,659)
Plug Power Inc. (Industrials, Electrical equipment) †		(606,151)	(5,473,543)
Rivian Automotive, Inc. Class A (Consumer discretionary, Automobiles) †		(96,479)	(1,236,861)
Roblox Corp. Class A (Communication services, Entertainment) †		(25,346)	(902,318)
Snap, Inc. Class A (Communication services, Interactive media & services) †		(448,441)	(3,905,921)
Stanley Black & Decker, Inc. (Industrials, Machinery)		(69,425)	(5,994,154)
Tellurian, Inc. (Energy, Oil, gas & consumable fuels) †		(1,550,007)	(2,201,010)
Toast, Inc. Class A (Financials, Financial services) †		(380,846)	(6,931,397)
Western Digital Corp. (Information technology, Technology hardware, storage & peripherals) †		(182,662)	(6,290,879)
Wolfspeed, Inc. (Information technology, Semiconductors & semiconductor equipment) †		(111,520)	(5,191,256)
(93,687,251)
Total securities sold short (Proceeds $(189,475,715))	(29.69)%		(174,343,453)
Other assets and liabilities, net	12.85		75,429,510
Total net assets	100.00%		$587,197,478

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for securities sold short.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$304,721,030	$(210,310,731)	$0	$0	$94,410,299	94,410,299	$1,388,367
The accompanying notes are an integral part of these financial statements.
14 | Allspring Global Long/Short Equity Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $583,713,378)	$591,701,122
Investments in affiliated securities, at value (cost $94,410,299)	94,410,299
Cash deposited with brokers for securities sold short	72,728,076
Foreign currency, at value (cost $547,878)	546,913
Receivable for dividends	3,037,282
Receivable for Fund shares sold	825,017
Prepaid expenses and other assets	407,249
Total assets	763,655,958
Liabilities
Payable for securities sold short, at value (proceeds $189,475,715)	174,343,453
Payable for dividends and interest expense on securities sold short	618,542
Management fee payable	574,428
Payable for Fund shares redeemed	446,609
Payable for investments purchased	214,859
Administration fees payable	52,925
Distribution fees payable	197
Accrued expenses and other liabilities	207,467
Total liabilities	176,458,480
Total net assets	$587,197,478
Net assets consist of
Paid-in capital	$585,324,683
Total distributable earnings	1,872,795
Total net assets	$587,197,478
Computation of net asset value and offering price per share
Net assets–Class A	$4,812,502
Shares outstanding–Class A1	428,066
Net asset value per share–Class A	$11.24
Maximum offering price per share – Class A2	$11.93
Net assets–Class C	$24,591
Shares outstanding–Class C1	2,205
Net asset value per share–Class C	$11.15
Net assets–Class R6	$490,647,651
Shares outstanding–Class R6[1]	42,983,154
Net asset value per share–Class R6	$11.41
Net assets–Institutional Class	$91,712,734
Shares outstanding–Institutional Class[1]	8,064,117
Net asset value per share–Institutional Class	$11.37

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 15

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $605,526)	$9,109,306
Interest and rebate income	1,961,893
Income from affiliated securities	1,388,367
Total investment income	12,459,566
Expenses
Management fee	3,793,524
Administration fees
Class A1	5,267
Class C2	20
Class R6[1]	149,040
Institutional Class[1]	73,643
Shareholder servicing fees
Class A1	5,840
Class C2	22
Institutional Class[1]	3,122
Distribution fees
Class A1	1,999
Class C2	63
Custody and accounting fees	143,833
Professional fees	23,097
Registration fees	73,971
Shareholder report expenses	41,453
Trustees’ fees and expenses	9,231
Transfer agent fees	37,618
Interest expense	2,062,394
Dividends on securities sold short	940,283
Other fees and expenses	8,972
Total expenses	7,373,392
Less: Fee waivers and/or expense reimbursements
Fund-level	(67,123)
Class A	(4,488)
Class R6	(149,040)
Institutional Class	(76,765)
Net expenses	7,075,976
Net investment income	5,383,590
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	22,014,188
Securities sold short	(7,152,423)
Foreign currency and foreign currency translations	24,350
Net realized gains on investments	14,886,115
The accompanying notes are an integral part of these financial statements.
16 | Allspring Global Long/Short Equity Fund

Statement of operations—six months ended April 30, 2023 (unaudited)

Net change in unrealized gains (losses) on
Unaffiliated securities	$3,651,270
Securities sold short	(4,716,905)
Foreign currency and foreign currency translations	131,352
Net change in unrealized gains (losses) on investments	(934,283)
Net realized and unrealized gains (losses) on investments	13,951,832
Net increase in net assets resulting from operations	$19,335,422

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for Class A, Class R6 and Institutional Class for the period prior to December 16, 2022 is that of 361 Global Long/Short Equity
Fund Investor Class, Class Y and Class I shares, respectively.

[2]	For the period from December 16, 2022 (commencement of class operations) to April 30, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)		Year ended October 31, 2022
Operations
Net investment income		$5,383,590		$3,460,763
Net realized gains (losses) on investments		14,886,115		(33,586,810)
Net change in unrealized gains (losses) on investments		(934,283)		(10,528,369)
Net increase (decrease) in net assets resulting from operations		19,335,422		(40,654,416)
Distributions to shareholders from
Net investment income and net realized gains
Class A1		(19,120)		(287,566)
Class C		(230)[2]		N/A
Class R6[1]		(4,744,297)		(14,471,575)
Institutional Class[1]		(1,036,937)		(5,038,971)
Total distributions to shareholders		(5,800,584)		(19,798,112)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A1	24,570	253,269	163,649	1,957,245
Class C	2,185 [2]	25,000 [2]	N/A	N/A
Class R6[1]	4,815,916	55,341,272	9,973,003	119,323,519
Institutional Class[1]	466,862	5,185,971	2,369,137	28,631,876
		60,805,512		149,912,640
Reinvestment of distributions
Class A1	1,632	18,691	23,303	277,776
Class C	20 [2]	230 [2]	N/A	N/A
Class R6[1]	266,669	3,096,026	911,517	11,038,477
Institutional Class[1]	78,752	911,156	370,922	4,477,032
		4,026,103		15,793,285
Payment for shares redeemed
Class A	(150,900)	(1,710,267)	(429,427)	(5,053,601)
Class R6	(5,312,712)	(61,052,164)	(8,859,879)	(105,371,457)
Institutional Class	(3,559,871)	(40,720,431)	(5,638,698)	(66,994,687)
		(103,482,862)		(177,419,745)
Net decrease in net assets resulting from capital share transactions		(38,651,247)		(11,713,820)
Total decrease in net assets		(25,116,409)		(72,166,348)
Net assets
Beginning of period		612,313,887		684,480,235
End of period		$587,197,478		$612,313,887

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for Class A, Class R6 and Institutional Class for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity
Fund Investor Class, Class Y and Class I shares, respectively.

[2]	For the period from December 16, 2022 (commencement of class operations) to April 30, 2023.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Global Long/Short Equity Fund

Statement of cash flows—six months ended April 30, 2023 (unaudited)
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$19,335,422
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities
Purchases of long-term securities	(1,483,023,165)
Proceeds from the sales of long-term securities	1,536,997,435
Proceeds from securities sold short	422,916,518
Purchases to cover short securities	(439,720,794)
Purchases and sales of short-term securities, net	(15,275,253)
Decrease in cash deposited with brokers for securities sold short	17,370,504
Increase in receivable for dividends	(242,525)
Increase in prepaid expenses and other assets	(373,911)
Increase in payable for investments purchased	214,859
Decrease in trustees’ fees and expenses payable	(1,298)
Decrease in management fee payable	(35,254)
Increase in administration fees payable	14,214
Decrease in distribution fees payable	(1,267)
Decrease in custody and accounting fees payable	(63,144)
Increase in payable for dividends and interest expense on securities sold short	523,016
Increase in accrued expenses and other liabilities	109,004
Proceeds from foreign currency transactions	155,702
Net realized gains on unaffiliated securities	(22,014,188)
Net realized losses on securities sold short	7,152,423
Net realized gains on foreign currency and foreign currency translations	(24,350)
Net change in unrealized gains (losses) on unaffiliated securities	(3,651,270)
Net change in unrealized gains (losses) on securities sold short	4,716,905
Net change in unrealized gain (losses) on foreign currency and foreign currency translations	(131,352)
Net cash provided by operating activities	44,948,231
Cash flows from financing activities
Proceeds from shares sold	60,272,221
Cost of shares repurchased	(103,513,577)
Cash distributions paid	(1,774,481)
Net cash used in financing activities	(45,015,837)
Net decrease in cash	(67,606)
Cash (including foreign currency)
Beginning of period	614,519
End of period	$546,913
Supplemental cash disclosure
Cash paid for dividends and interest expense on securities sold short	$2,479,661
Supplemental non-cash financing disclosure
Reinvestment of dividends	$4,026,103
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 19

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)[1]	Year ended October 31
Class A		2022[1]	2021[1]	2020[1]	2019[1]	2018[1]
Net asset value, beginning of period	$10.96	$12.06	$11.21	$10.98	$11.32	$12.15
Net investment income (loss)	0.07 [2]	0.02 [2]	(0.11)[2]	(0.09)[2]	0.01 [2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	0.25	(0.75)	0.96	0.32	(0.02)	0.00
Total from investment operations	0.32	(0.73)	0.85	0.23	(0.01)	(0.05)
Distributions to shareholders from
Net investment income	(0.04)	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	0.00	(0.37)	0.00	0.00	(0.33)	(0.76)
Total distributions to shareholders	(0.04)	(0.37)	0.00	0.00	(0.33)	(0.78)
Net asset value, end of period	$11.24	$10.96	$12.06	$11.21	$10.98	$11.32
Total return[3]	2.89%	(6.32)%	7.58%	2.09%	0.06%	(0.55)%
Ratios to average net assets (annualized)
Gross expenses*	2.83%	2.34%	2.77%	2.72%	2.74%	2.68%
Net expenses*	2.74%	2.31%	2.75%	2.67%	2.71%	2.63%
Net investment income (loss)*	1.32%	0.14%	(0.96)%	(0.86)%	0.06%	(0.43)%
Supplemental data
Portfolio turnover rate	242%	464%	437%	403%	220%	197%
Net assets, end of period (000s omitted)	$4,813	$6,059	$9,593	$11,967	$29,320	$70,194

*	Ratios include dividends and interest expense on securities sold short as follows:

Six months ended April 30, 2023 (unaudited)	0.99%
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%
Year ended October 31, 2019	0.92%
Year ended October 31, 2018	0.85%

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Investor Class.

[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Global Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

Class C	Period ended April 30, 2023[1] (unaudited)
Net asset value, beginning of period	$11.44
Net investment income	0.04 [2]
Net realized and unrealized gains (losses) on investments	(0.22)
Total from investment operations	(0.18)
Distributions to shareholders from
Net investment income	(0.11)
Net asset value, end of period	$11.15
Total return[3]	(1.63)%
Ratios to average net assets (annualized)
Gross expenses*	3.53%
Net expenses*	3.48%
Net investment income*	0.99%
Supplemental data
Portfolio turnover rate	242%
Net assets, end of period (000s omitted)	$25

*	Ratios include dividends and interest expense on securities sold short in the amount of 0.99%.
[1]	For the period from December 16, 2022 (commencement of class operations) to April 30, 2023.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)[1]	Year ended October 31
Class R6		2022[1]	2021[1]	2020[1]	2019[1]	2018[1]
Net asset value, beginning of period	$11.18	$12.24	$11.34	$11.10	$11.39	$12.23
Net investment income (loss)	0.10 [2]	0.07 [2]	(0.07)[2]	(0.05)[2]	0.05 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.24	(0.76)	0.97	0.33	(0.01)	(0.01)
Total from investment operations	0.34	(0.69)	0.90	0.28	0.04	(0.01)
Distributions to shareholders from
Net investment income	(0.11)	0.00	0.00	(0.04)	0.00	(0.07)
Net realized gains	0.00	(0.37)	0.00	0.00	(0.33)	(0.76)
Total distributions to shareholders	(0.11)	(0.37)	0.00	(0.04)	(0.33)	(0.83)
Net asset value, end of period	$11.41	$11.18	$12.24	$11.34	$11.10	$11.39
Total return[3]	3.03%	(5.89)%	7.94%	2.54%	0.51%	(0.21)%
Ratios to average net assets (annualized)
Gross expenses*	2.41%	1.94%	2.37%	2.32%	2.34%	2.29%
Net expenses*	2.31%	1.91%	2.35%	2.27%	2.31%	2.24%
Net investment income (loss)*	1.81%	0.55%	(0.56)%	(0.46)%	0.46%	(0.04)%
Supplemental data
Portfolio turnover rate	242%	464%	437%	403%	220%	197%
Net assets, end of period (000s omitted)	$490,648	$482,971	$504,335	$480,370	$510,403	$145,591

*	Ratios include dividends and interest expense on securities sold short as follows:

Six months ended April 30, 2023 (unaudited)	0.99%
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%
Year ended October 31, 2019	0.92%
Year ended October 31, 2018	0.85%

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Class Y.

[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Global Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)[1]	Year ended October 31
Institutional Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.13	$12.20	$11.30	$11.07	$11.37	$12.20
Net investment income (loss)	0.09 [2]	0.06 [2]	(0.07)[2]	(0.06)[2]	0.04 [2]	(0.02)[2]
Net realized and unrealized gains (losses) on investments	0.25	(0.76)	0.97	0.32	(0.01)	0.00
Total from investment operations	0.34	0.70	0.90	0.26	0.03	(0.02)
Distributions to shareholders from
Net investment income	(0.10)	0.00	0.00	(0.03)	0.00	(0.05)
Net realized gains	0.00	(0.37)	0.00	0.00	(0.33)	(0.76)
Total distributions to shareholders	(0.10)	(0.37)	0.00	(0.03)	(0.33)	(0.81)
Net asset value, end of period	$11.37	$11.13	$12.20	$11.30	$11.07	$11.37
Total return[3]	3.02%	(6.00)%	7.96%	2.38%	0.42%	(0.25)%
Ratios to average net assets (annualized)
Gross expenses*	2.49%	2.02%	2.41%	2.41%	2.42%	2.40%
Net expenses*	2.39%	1.99%	2.39%	2.36%	2.39%	2.35%
Net investment income (loss)*	1.62%	0.47%	(0.60)%	(0.55)%	0.38%	(0.15)%
Supplemental data
Portfolio turnover rate	242%	464%	437%	403%	220%	197%
Net assets, end of period (000s omitted)	$91,713	$123,283	$170,553	$204,510	$332,247	$536,076

*	Ratios include dividends and interest expense on securities sold short as follows:

Six months ended April 30, 2023 (unaudited)	0.99%
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%
Year ended October 31, 2019	0.92%
Year ended October 31, 2018	0.85%

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Class I.

[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on December 12, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Global Long/Short Equity Fund (the “Fund”) which is a diversified series of the Trust.
After the close of business on December 16, 2022, the net assets of 361 Global Long/Short Equity Fund were acquired by the Fund, which was created to receive the assets of 361 Global Long/Short Equity Fund, in an exchange for shares of the Fund. Investor Class, Class Y and Class I shares of 361 Global Long/Short Equity Fund received Class A, Class R6 and Institutional Class shares, respectively, of the Fund in the transaction. Since 361 Global Long/Short Equity Fund contributed all of the net assets and shareholders to the newly created Allspring fund, the accounting and performance history of 361 Global Long/Short Equity Fund has been carried forward in the financial statements contained herein.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
24 | Allspring Global Long/Short Equity Fund

Notes to financial statements (unaudited)
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss.  Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $787,208,743 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$47,045,668
Gross unrealized losses	(322,486,443)
Net unrealized losses	$(275,440,775)
As of October 31, 2022, the Fund had capital loss carryforwards which consisted of $29,252,686 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Global Long/Short Equity Fund | 25

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
26 | Allspring Global Long/Short Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,426,353	$0	$6,426,353
Belgium	0	14,027,034	0	14,027,034
Canada	17,213,215	0	0	17,213,215
Denmark	0	17,285,344	0	17,285,344
Finland	0	1,343,602	0	1,343,602
France	0	13,261,850	0	13,261,850
Germany	0	2,402,651	0	2,402,651
Hong Kong	0	21,352,373	0	21,352,373
Ireland	5,391,658	0	0	5,391,658
Italy	0	7,400,607	0	7,400,607
Japan	0	69,190,422	0	69,190,422
Netherlands	0	2,566,372	0	2,566,372
Norway	0	3,545,255	0	3,545,255
Portugal	0	5,044,948	0	5,044,948
Singapore	0	1,046,817	0	1,046,817
Spain	0	9,577,680	0	9,577,680
Sweden	0	5,303,005	0	5,303,005
Switzerland	0	13,879,788	0	13,879,788
United Kingdom	8,372,590	9,396,957	0	17,769,547
United States	356,277,057	0	0	356,277,057
Preferred stocks
Germany	0	1,395,544	0	1,395,544
Short-term investments
Investment companies	94,410,299	0	0	94,410,299
Total assets	$481,664,819	$204,446,602	$0	$686,111,421
Liabilities
Securities sold short
Common stocks
Australia	$0	$5,134,547	$0	$5,134,547
Canada	14,250,552	0	0	14,250,552
Denmark	0	500,478	0	500,478
Germany	0	15,132,805	0	15,132,805
Japan	0	15,400,067	0	15,400,067
Luxembourg	0	135,847	0	135,847
Netherlands	0	14,032,707	0	14,032,707
Norway	0	30,120	0	30,120
Panama	814,541	0	0	814,541
Spain	0	3,303,395	0	3,303,395
Sweden	0	4,439,383	0	4,439,383
Switzerland	0	612,161	0	612,161
United Kingdom	2,185,551	4,684,048	0	6,869,599
United States	93,687,251	0	0	93,687,251
Total liabilities	$110,937,895	$63,405,558	$0	$174,343,453
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Portfolio did not have transfers into/out of Level 3.
Allspring Global Long/Short Equity Fund | 27

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.250%
Next $4 billion	1.225
Over $5 billion	1.200
Prior to December 19, 2022, the predecessor fund paid an advisory fee at an annual rate of 1.25% of its average daily net assets.
For the six months ended April 30, 2023, the management fee was equivalent to an annual rate of 1.25% of the Fund’s average daily net assets.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, excluding expenses from dividends and interest expense on securities sold short, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.73%
Class C	2.48
Class R6	1.30
Institutional Class	1.40
Prior to December 19, 2022, the predecessor fund’s expenses were capped at 1.39% for Class A shares, 1.39% for Class R6 and 1.39% for Institutional Class shares. These expense caps did not include dividends and interest expense on securities sold short or any class-level expenses.
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Prior to December 19, 2022, Investor Class shares of the predecessor fund were charged a fee at an annual rate up to 0.25% of its average daily net assets.
28 | Allspring Global Long/Short Equity Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2023, Allspring Funds Distributor received $790 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Prior to December 19, 2022, Investor Class and Class I shares of the predecessor fund were each charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $1,922,707,619 and $1,960,015,301, respectively.
In an agreement with a prime broker, the Fund purchased or borrowed securities on margin and was charged interest based on a borrowing rate equal to the Federal Funds rate plus a spread.  During the six months ended April 30, 2023, the Fund had average borrowings outstanding of $101,203,779 (on an annualized basis) at a rate of 4.16% and recorded interest in the amount of $2,062,394, which represents 0.68% of its average daily net assets (on an annualized basis).
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Global Long/Short Equity Fund | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30 | Allspring Global Long/Short Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Global Long/Short Equity Fund | 31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32 | Allspring Global Long/Short Equity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Global Long/Short Equity Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-ijxdvwbe 06-23
SAR4340 04-23

Allspring International Equity Fund
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring International Equity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring International Equity Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring International Equity Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring International Equity Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Venkateshwar (Venk) Lal, Dale A. Winner, CFA

Average annual total returns (%) as of April 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFEAX)	1-20-1998	-0.75	-1.24	2.91	5.27	-0.07	3.52	1.38	1.14
Class C (WFEFX)	3-6-1998	3.44	-0.83	2.90	4.44	-0.83	2.90	2.13	1.89
Class R (WFERX)	10-10-2003	–	–	–	5.07	-0.31	3.28	1.63	1.39
Class R6 (WFEHX)[3]	9-30-2015	–	–	–	5.63	0.24	3.81	0.95	0.79
Administrator Class (WFEDX)	7-16-2010	–	–	–	5.30	-0.07	3.53	1.30	1.14
Institutional Class (WFENX)	3-9-1998	–	–	–	5.55	0.20	3.80	1.05	0.84
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	3.05	2.50	3.97	–	–
MSCI ACWI ex USA Value Index (Net)[5]	–	–	–	–	3.76	1.27	2.87	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]
The manager has contractually committed through February 29, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.14% for Class A, 1.89% for Class C, 1.39% for Class R, 0.79% for Class R6, 1.14% for Administrator Class and 0.84% for Institutional Class.
Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of
Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]
The MSCI ACWI ex USA Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across developed and emerging markets countries excluding the U.S. The value investment style characteristics for index construction are defined using three variables:  book value to price, 12-month forward earnings to price, and dividend yield. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring International Equity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2023[1]
Shell PLC	3.49
Asahi Group Holdings Ltd.	3.33
ORIX Corp.	3.05
Quebecor, Inc. Class B	3.01
Samsonite International SA	3.00
Qantas Airways Ltd.	2.87
ING Groep NV	2.78
Samsung Electronics Co. Ltd.	2.77
Orange SA	2.76
Mitsubishi UFJ Financial Group, Inc.	2.73

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2023[1]

40%
Europe
28%
Asia/Pacific ex-Japan
14%
Japan
12%
North America
5%
Latin America
1%
Africa/Middle East

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring International Equity Fund | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,210.70	$6.25	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Class C
Actual	$1,000.00	$1,205.20	$10.33	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%
Class R
Actual	$1,000.00	$1,208.60	$7.61	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95	1.39%
Class R6
Actual	$1,000.00	$1,212.30	$4.33	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96	0.79%
Administrator Class
Actual	$1,000.00	$1,210.50	$6.25	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Institutional Class
Actual	$1,000.00	$1,211.60	$4.61	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

6 | Allspring International Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.06%
Australia: 2.87%
Qantas Airways Ltd. (Industrials, Passenger airlines) †	2,155,381	$9,505,109
Brazil: 2.40%
3R Petroleum Oleo E Gas SA (Energy, Oil, gas & consumable fuels) †	304,900	1,935,960
CPFL Energia SA (Utilities, Electric utilities) †	903,600	6,003,710
		7,939,670
Canada: 5.47%
Quebecor, Inc. Class B (Communication services, Media)	385,539	9,951,138
SNC-Lavalin Group, Inc. (Industrials, Construction & engineering)	354,100	8,154,349
		18,105,487
China: 10.81%
China Resources Land Ltd. (Real estate, Real estate management & development)	1,350,000	6,286,620
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products) †	608,101	2,596,679
LONGi Green Energy Technology Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment) †	810,694	4,095,151
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	1,072,751	8,804,891
Oppein Home Group, Inc. Class A (Consumer discretionary, Household durables) †	168,306	2,803,369
Topsports International Holdings Ltd. (Consumer discretionary, Specialty retail) 144A	6,043,999	5,387,850
Xinyi Glass Holdings Ltd. (Industrials, Building products)	3,164,000	5,788,663
		35,763,223
Denmark: 1.93%
Danske Bank AS (Financials, Banks) †	302,729	6,398,112
France: 9.07%
CIE de Saint-Gobain (Industrials, Building products) †	21,746	1,258,978
Orange SA (Communication services, Diversified telecommunication services)	702,632	9,145,398
Sanofi (Health care, Pharmaceuticals) †	80,025	8,624,157
Sodexo SA (Consumer discretionary, Hotels, restaurants & leisure) †	67,200	7,201,691
Worldline SA (Financials, Financial services) 144A†	86,816	3,776,732
		30,006,956
Germany: 5.54%
ING Groep NV (Financials, Banks) †	742,367	9,207,049
Rheinmetall AG (Industrials, Aerospace & defense)	26,018	7,620,484
Siemens AG (Industrials, Industrial conglomerates)	9,182	1,513,490
		18,341,023
India: 0.98%
Tech Mahindra Ltd. (Information technology, IT services)	257,107	3,235,224
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Ireland: 2.80%
Greencore Group PLC (Consumer staples, Food products) †	2,225,340	$2,398,167
ICON PLC (Health care, Life sciences tools & services) †	35,607	6,861,113
		9,259,280
Isle of Man (U.K.): 1.51%
Entain PLC (Consumer discretionary, Hotels, restaurants & leisure)	274,180	4,995,906
Israel: 0.65%
Check Point Software Technologies Ltd. (Information technology, Software) †	16,821	2,142,322
Italy: 2.81%
Prysmian SpA (Industrials, Electrical equipment)	40,528	1,658,634
UniCredit SpA (Financials, Banks)	385,425	7,637,380
		9,296,014
Japan: 13.88%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	285,000	11,010,711
Hitachi Ltd. (Industrials, Industrial conglomerates)	161,300	8,922,247
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	1,442,900	9,031,880
ORIX Corp. (Financials, Financial services)	593,900	10,103,737
Resonac Holdings Corp. (Materials, Chemicals)	433,400	6,862,993
		45,931,568
Luxembourg: 3.00%
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	3,136,900	9,940,348
Mexico: 2.64%
America Movil SAB de CV Series B (Communication services, Wireless telecommunication services)	8,093,400	8,728,331
Netherlands: 3.51%
CNH Industrial NV (Industrials, Machinery)	193,885	2,728,318
NN Group NV (Financials, Insurance)	237,903	8,871,489
		11,599,807
Norway: 0.48%
DNB Bank ASA (Financials, Banks)	90,505	1,591,990
South Korea: 5.02%
Hana Financial Group, Inc. (Financials, Banks)	80,800	2,539,030
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	7,392	9,159,638
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	138,004	4,917,567
		16,616,235
Switzerland: 0.21%
Siemens Energy AG (Industrials, Electrical equipment) †	27,829	683,038
The accompanying notes are an integral part of these financial statements.
8 | Allspring International Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Thailand: 4.01%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure)	5,108,300	$4,712,247
SCB X PCL (Financials, Banks)	2,836,800	8,556,714
		13,268,961
United Kingdom: 9.81%
ConvaTec Group PLC (Health care, Health care equipment & supplies) 144A	1,717,897	4,749,249
Informa PLC (Communication services, Media)	544,620	4,951,182
NatWest Group PLC (Financials, Banks)	1,582,149	5,211,753
Nomad Foods Ltd. (Consumer staples, Food products) †	319,973	6,015,492
Shell PLC (Energy, Oil, gas & consumable fuels)	375,618	11,542,048
		32,469,724
United States: 5.66%
Axalta Coating Systems Ltd. (Materials, Chemicals) †	235,726	7,441,870
Baker Hughes Co. (Energy, Energy equipment & services)	193,537	5,659,022
Gentex Corp. (Consumer discretionary, Automobile components)	203,913	5,625,959
		18,726,851
Total common stocks (Cost $278,667,383)		314,545,179

		Yield
Short-term investments: 3.26%
Investment companies: 3.26%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	10,797,364	10,797,364
Total short-term investments (Cost $10,797,364)				10,797,364
Total investments in securities (Cost $289,464,747)	98.32%			325,342,543
Other assets and liabilities, net	1.68			5,555,767
Total net assets	100.00%			$330,898,310

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 9

Portfolio of investments—April 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,710,469	$81,295,472	$(75,208,577)	$0	$0	$10,797,364	10,797,364	$151,547
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	6,780,138	24,154,050	(30,934,500)	312	0	0	0	50,617 [1]
				$312	$0	$10,797,364		$202,164

[1]	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.
10 | Allspring International Equity Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $278,667,383)	$314,545,179
Investments in affiliated securities, at value (cost $10,797,364)	10,797,364
Foreign currency, at value (cost $611,994)	611,196
Receivable for dividends	4,421,958
Receivable for investments sold	2,989,611
Receivable for Fund shares sold	95,788
Prepaid expenses and other assets	56,130
Total assets	333,517,226
Liabilities
Payable for investments purchased	1,656,054
Payable for Fund shares redeemed	587,740
Management fee payable	134,621
Administration fees payable	40,542
Distribution fees payable	2,115
Accrued expenses and other liabilities	197,844
Total liabilities	2,618,916
Total net assets	$330,898,310
Net assets consist of
Paid-in capital	$401,578,955
Total distributable loss	(70,680,645)
Total net assets	$330,898,310
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 11

Statement of assets and liabilities—April 30, 2023 (unaudited)

Computation of net asset value and offering price per share
Net assets–Class A	$134,276,025
Shares outstanding–Class A1	11,069,670
Net asset value per share–Class A	$12.13
Maximum offering price per share – Class A2	$12.87
Net assets–Class C	$3,248,944
Shares outstanding–Class C1	269,829
Net asset value per share–Class C	$12.04
Net assets–Class R	$347,466
Shares outstanding–Class R1	27,896
Net asset value per share–Class R	$12.46
Net assets–Class R6	$48,427,686
Shares outstanding–Class R6[1]	4,041,195
Net asset value per share–Class R6	$11.98
Net assets–Administrator Class	$9,290,209
Shares outstanding–Administrator Class[1]	778,995
Net asset value per share–Administrator Class	$11.93
Net assets–Institutional Class	$135,307,980
Shares outstanding–Institutional Class[1]	11,281,800
Net asset value per share–Institutional Class	$11.99

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring International Equity Fund

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $442,546)	$3,848,483
Income from affiliated securities	157,213
Total investment income	4,005,696
Expenses
Management fee	1,298,690
Administration fees
Class A	137,098
Class C	3,592
Class R	345
Class R6	7,056
Administrator Class	6,162
Institutional Class	86,992
Shareholder servicing fees
Class A	163,213
Class C	4,263
Class R	410
Administrator Class	11,851
Distribution fees
Class C	12,784
Class R	411
Custody and accounting fees	94,254
Professional fees	64,291
Registration fees	100,135
Shareholder report expenses	32,075
Trustees’ fees and expenses	10,896
Other fees and expenses	48,081
Total expenses	2,082,599
Less: Fee waivers and/or expense reimbursements
Fund-level	(414,782)
Class A	(52,228)
Class C	(1,197)
Class R	(131)
Institutional Class	(33,458)
Net expenses	1,580,803
Net investment income	2,424,893
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(3,717,269)
Affiliated securities	312
Foreign currency and foreign currency translations	7,249
Net realized losses on investments	(3,709,708)
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 13

Statement of operations—six months ended April 30, 2023 (unaudited)

Net change in unrealized gains (losses) on
Unaffiliated securities	$62,189,950
Foreign currency and foreign currency translations	313,668
Net change in unrealized gains (losses) on investments	62,503,618
Net realized and unrealized gains (losses) on investments	58,793,910
Net increase in net assets resulting from operations	$61,218,803
The accompanying notes are an integral part of these financial statements.
14 | Allspring International Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)		Year ended October 31, 2022
Operations
Net investment income		$2,424,893		$6,244,012
Net realized losses on investments		(3,709,708)		(11,970,649)
Net change in unrealized gains (losses) on investments		62,503,618		(89,838,466)
Net increase (decrease) in net assets resulting from operations		61,218,803		(95,565,103)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(269,452)		(3,279,726)
Class C		0		(53,251)
Class R		(338)		(4,783)
Class R6		(177,652)		(1,470,779)
Administrator Class		(22,840)		(257,832)
Institutional Class		(447,909)		(4,764,928)
Tax basis return of capital
Class A		0		(186,969)
Class C		0		(6,168)
Class R		0		(399)
Class R6		0		(64,599)
Administrator Class		0		(14,683)
Institutional Class		0		(216,333)
Total distributions to shareholders		(918,191)		(10,320,450)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	239,697	2,762,047	676,493	7,836,254
Class C	3,115	36,861	13,684	163,351
Class R	1,494	18,034	10,483	124,341
Class R6	104,978	1,196,208	317,223	3,659,212
Administrator Class	1,716	19,505	13,227	159,292
Institutional Class	702,810	8,057,678	1,905,612	22,686,107
		12,090,333		34,628,557
Reinvestment of distributions
Class A	22,985	261,274	292,324	3,349,903
Class C	0	0	5,164	57,567
Class R	27	319	439	4,979
Class R6	4,462	50,128	40,633	463,617
Administrator Class	2,022	22,590	23,834	270,025
Institutional Class	38,839	436,885	424,071	4,848,935
		771,196		8,995,026
Payment for shares redeemed
Class A	(815,636)	(9,415,898)	(2,121,369)	(24,829,961)
Class C	(66,200)	(759,955)	(176,928)	(2,107,596)
Class R	(1,841)	(21,476)	(7,128)	(91,018)
Class R6	(339,840)	(3,886,156)	(294,973)	(3,327,619)
Administrator Class	(101,608)	(1,180,714)	(282,466)	(3,443,810)
Institutional Class	(2,338,082)	(26,265,861)	(4,022,876)	(44,955,655)
		(41,530,060)		(78,755,659)
Net decrease in net assets resulting from capital share transactions		(28,668,531)		(35,132,076)
Total increase (decrease) in net assets		31,632,081		(141,017,629)
Net assets
Beginning of period		299,266,229		440,283,858
End of period		$330,898,310		$299,266,229
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class A		2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.04	$13.34	$10.43	$11.38	$11.81	$13.43
Net investment income	0.08 [1]	0.16	0.23 [1]	0.12	0.24 [1]	0.27
Net realized and unrealized gains (losses) on investments	2.03	(3.17)	2.89	(0.97)	(0.16)	(1.40)
Total from investment operations	2.11	(3.01)	3.12	(0.85)	0.08	(1.13)
Distributions to shareholders from
Net investment income	(0.02)	(0.27)	(0.21)	(0.10)	(0.51)	(0.49)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.02)	(0.29)	(0.21)	(0.10)	(0.51)	(0.49)
Net asset value, end of period	$12.13	$10.04	$13.34	$10.43	$11.38	$11.81
Total return[2]	21.07%	(22.84)%	29.92%	(7.54)%	0.93%	(8.81)%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.40%	1.36%	1.48%	1.45%	1.39%
Net expenses	1.14%	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income	1.34%	1.50%	1.73%	1.12%	2.13%	1.97%
Supplemental data
Portfolio turnover rate	33%	58%	95%	73%	49%	62%
Net assets, end of period (000s omitted)	$134,276	$116,735	$170,419	$62,800	$81,110	$91,206

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class C		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.99	$13.22	$10.31	$11.28	$11.57	$13.13
Net investment income	0.03 [1]	0.09 [1]	0.09 [1]	0.03 [1]	0.12 [1]	0.15
Net realized and unrealized gains (losses) on investments	2.02	(3.17)	2.89	(0.95)	(0.12)	(1.35)
Total from investment operations	2.05	(3.08)	2.98	(0.92)	0.00	(1.20)
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.07)	(0.05)	(0.29)	(0.36)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.15)	(0.07)	(0.05)	(0.29)	(0.36)
Net asset value, end of period	$12.04	$9.99	$13.22	$10.31	$11.28	$11.57
Total return[2]	20.52%	(23.38)%	28.94%	(8.22)%	0.16%	(9.47)%
Ratios to average net assets (annualized)
Gross expenses	2.22%	2.14%	2.12%	2.22%	2.19%	2.14%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	0.53%	0.76%	0.72%	0.28%	1.07%	1.22%
Supplemental data
Portfolio turnover rate	33%	58%	95%	73%	49%	62%
Net assets, end of period (000s omitted)	$3,249	$3,324	$6,490	$5,794	$10,700	$22,963

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class R		2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.32	$13.65	$10.65	$11.61	$11.98	$13.58
Net investment income	0.07 [1]	0.15 [1]	0.16 [1]	0.07 [1]	0.22 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	2.08	(3.27)	3.00	(0.97)	(0.15)	(1.41)
Total from investment operations	2.15	(3.12)	3.16	(0.90)	0.07	(1.18)
Distributions to shareholders from
Net investment income	(0.01)	(0.19)	(0.16)	(0.06)	(0.44)	(0.42)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.01)	(0.21)	(0.16)	(0.06)	(0.44)	(0.42)
Net asset value, end of period	$12.46	$10.32	$13.65	$10.65	$11.61	$11.98
Total return[2]	20.86%	(22.98)%	29.67%	(7.84)%	0.79%	(9.03)%
Ratios to average net assets (annualized)
Gross expenses	1.73%	1.66%	1.61%	1.67%	1.64%	1.64%
Net expenses	1.39%	1.39%	1.39%	1.39%	1.37%	1.39%
Net investment income	1.11%	1.24%	1.19%	0.64%	1.88%	1.72%
Supplemental data
Portfolio turnover rate	33%	58%	95%	73%	49%	62%
Net assets, end of period (000s omitted)	$347	$291	$333	$297	$794	$1,404

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class R6		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.92	$13.22	$10.36	$11.31	$11.79	$13.44
Net investment income	0.10 [1]	0.22	0.31	0.16	0.35	0.31
Net realized and unrealized gains (losses) on investments	2.00	(3.16)	2.81	(0.96)	(0.23)	(1.40)
Total from investment operations	2.10	(2.94)	3.12	(0.80)	0.12	(1.09)
Distributions to shareholders from
Net investment income	(0.04)	(0.34)	(0.26)	(0.15)	(0.60)	(0.56)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.04)	(0.36)	(0.26)	(0.15)	(0.60)	(0.56)
Net asset value, end of period	$11.98	$9.92	$13.22	$10.36	$11.31	$11.79
Total return[2]	21.23%	(22.56)%	30.17%	(7.15)%	1.27%	(8.57)%
Ratios to average net assets (annualized)
Gross expenses	1.05%	0.97%	0.95%	1.05%	1.01%	0.96%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.81%	0.84%
Net investment income	1.69%	1.83%	1.70%	1.51%	2.23%	2.23%
Supplemental data
Portfolio turnover rate	33%	58%	95%	73%	49%	62%
Net assets, end of period (000s omitted)	$48,428	$42,385	$55,639	$32,011	$36,505	$63,414

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Administrator Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.88	$13.13	$10.28	$11.22	$11.62	$13.20
Net investment income	0.07 [1]	0.18 [1]	0.27 [1]	0.10 [1]	0.23 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	2.01	(3.14)	2.80	(0.94)	(0.14)	(1.31)
Total from investment operations	2.08	(2.96)	3.07	(0.84)	0.09	(1.11)
Distributions to shareholders from
Net investment income	(0.03)	(0.27)	(0.22)	(0.10)	(0.49)	(0.47)
Tax basis return of capital	0.00	(0.02)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.03)	(0.29)	(0.22)	(0.10)	(0.49)	(0.47)
Net asset value, end of period	$11.93	$9.88	$13.13	$10.28	$11.22	$11.62
Total return[2]	21.05%	(22.81)%	29.87%	(7.54)%	0.98%	(8.79)%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.32%	1.26%	1.39%	1.36%	1.31%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.30%	1.51%	2.06%	0.98%	2.00%	1.53%
Supplemental data
Portfolio turnover rate	33%	58%	95%	73%	49%	62%
Net assets, end of period (000s omitted)	$9,290	$8,662	$14,733	$589	$1,189	$5,152

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Institutional Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.93	$13.22	$10.34	$11.29	$11.76	$13.40
Net investment income	0.09 [1]	0.22 [1]	0.25 [1]	0.14 [1]	0.33	0.30 [1]
Net realized and unrealized gains (losses) on investments	2.01	(3.16)	2.88	(0.96)	(0.22)	(1.39)
Total from investment operations	2.10	(2.94)	3.13	(0.82)	0.11	(1.09)
Distributions to shareholders from
Net investment income	(0.04)	(0.33)	(0.25)	(0.13)	(0.58)	(0.55)
Tax basis return of capital	0.00	(0.20)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.04)	(0.35)	(0.25)	(0.13)	(0.58)	(0.55)
Net asset value, end of period	$11.99	$9.93	$13.22	$10.34	$11.29	$11.76
Total return[2]	21.16%	(22.56)%	30.30%	(7.28)%	1.19%	(8.56)%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.07%	1.03%	1.15%	1.11%	1.06%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.86%	0.89%
Net investment income	1.62%	1.79%	1.93%	1.33%	2.27%	2.31%
Supplemental data
Portfolio turnover rate	33%	58%	95%	73%	49%	62%
Net assets, end of period (000s omitted)	$135,308	$127,869	$192,670	$86,052	$150,749	$243,235

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Equity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities.On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company
22 | Allspring International Equity Fund

Notes to financial statements (unaudited)
that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $294,710,077 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$51,754,218
Gross unrealized losses	(21,121,752)
Net unrealized gains	$30,632,466
As of October 31, 2022, the Fund had capital loss carryforwards which consisted of $23,814,729 in short-term capital losses and $70,497,743 in long-term capital losses. Losses may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring International Equity Fund | 23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$9,505,109	$0	$9,505,109
Brazil	7,939,670	0	0	7,939,670
Canada	18,105,487	0	0	18,105,487
China	0	35,763,223	0	35,763,223
Denmark	0	6,398,112	0	6,398,112
France	0	30,006,956	0	30,006,956
Germany	0	18,341,023	0	18,341,023
India	0	3,235,224	0	3,235,224
Ireland	9,259,280	0	0	9,259,280
Isle of Man (U.K.)	0	4,995,906	0	4,995,906
Israel	2,142,322	0	0	2,142,322
Italy	0	9,296,014	0	9,296,014
Japan	0	45,931,568	0	45,931,568
Luxembourg	0	9,940,348	0	9,940,348
Mexico	8,728,331	0	0	8,728,331
Netherlands	0	11,599,807	0	11,599,807
Norway	0	1,591,990	0	1,591,990
South Korea	0	16,616,235	0	16,616,235
Switzerland	0	683,038	0	683,038
Thailand	13,268,961	0	0	13,268,961
United Kingdom	6,015,492	26,454,232	0	32,469,724
United States	18,726,851	0	0	18,726,851
Short-term investments
Investment companies	10,797,364	0	0	10,797,364
Total assets	$94,983,758	$230,358,785	$0	$325,342,543
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.800%
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the six months ended April 30, 2023, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
24 | Allspring International Equity Fund

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 29, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.14%
Class C	1.89
Class R	1.39
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.84
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2023, Allspring Funds Distributor received $241 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Allspring International Equity Fund | 25

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $104,210,184 and $135,467,967, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
26 | Allspring International Equity Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2022. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$834,159	$0.0278	100%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring International Equity Fund | 27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

28 | Allspring International Equity Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring International Equity Fund | 29

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30 | Allspring International Equity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-sjkkmjef 06-23
SAR3311 04-23

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EM
Semi-Annual Report
April 30, 2023

Allspring Managed Account | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks to achieve long-term capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Alison Shimada, Elaine Tse

Average annual total returns (%) as of April 30, 2023
			Expense ratios[1] (%)
	Inception date	Since inception	Gross	Net[2]
Allspring Managed Account CoreBuilder® Shares - Series EM (ACBEX)	11-16-2022	6.95	0.21	0.00
MSCI EM Index (Net) (USD)[3]	–	1.80 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the Fund’s inception date.
[1]
Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

[3]
The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

2 | Allspring Managed Account

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2023[1]
Samsung Electronics Co. Ltd.	11.43
Mahindra & Mahindra Ltd.	4.08
Reliance Industries Ltd. GDR	3.97
HDFC Bank Ltd.	3.49
LG Chem Ltd.	3.41
iShares MSCI Saudi Arabia ETF	3.21
Kia Corp.	3.09
Midea Group Co. Ltd. Class A	2.99
Dr. Reddy’s Laboratories Ltd.	2.18
Doosan Bobcat, Inc.	2.12

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Managed Account | 3

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,069.50	$0.00 [2]	0.00%[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.00 [2]	0.00%[2]
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).
2 Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

4 | Allspring Managed Account

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 89.88%
Brazil: 3.15%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	24,600	$57,606
Banco BTG Pactual SA (Financials, Capital markets)	14,600	68,554
Cia Brasileira de Aluminio (Materials, Metals & mining)	23,400	24,771
		150,931
Chile: 1.78%
Cencosud SA (Consumer staples, Consumer staples distribution & retail) †	41,904	85,391
China: 22.21%
Baoshan Iron & Steel Co. Ltd. Class A (Materials, Metals & mining) †	78,900	73,458
China Communications Services Corp. Ltd. Class H (Industrials, Construction & engineering) †	128,000	70,139
China Feihe Ltd. (Consumer staples, Food products) 144A	6,000	4,052
China International Capital Corp. Ltd. Class H (Financials, Capital markets) 144A†	42,800	89,934
China Resources Land Ltd. (Real estate, Real estate management & development)	20,000	93,135
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	55,010	68,394
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services) 144A†	311,999	39,818
China Vanke Co. Ltd. Class H (Real estate, Real estate management & development) †	36,000	56,279
China Yongda Automobiles Services Holdings Ltd. (Consumer discretionary, Specialty retail) †	67,000	45,058
Ganfeng Lithium Group Co. Ltd. Class H (Materials, Chemicals) 144A†	10,000	65,978
Hengli Petrochemical Co. Ltd. Class A (Materials, Chemicals) †	35,600	81,351
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks) †	140,000	75,321
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products) †	17,400	74,301
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	17,400	142,815
Zhejiang NHU Co. Ltd. Class A (Health care, Pharmaceuticals) †	16,900	41,696
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Industrials, Machinery) †	76,000	41,484
		1,063,213
Greece: 0.90%
National Bank of Greece SA ADR (Financials, Banks) †	8,229	43,062
Hong Kong: 2.63%
ASMPT Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,200	48,745
CSPC Pharmaceutical Group Ltd. (Health care, Pharmaceuticals)	76,000	77,391
		126,136
India: 15.23%
Dr. Reddy’s Laboratories Ltd. ADR (Health care, Pharmaceuticals)	1,724	104,233
HDFC Bank Ltd. ADR (Financials, Banks) †	2,393	167,032
ICICI Bank Ltd. ADR (Financials, Banks)	3,175	72,231
Mahindra & Mahindra Ltd. GDR (Consumer discretionary, Automobiles)	13,009	195,368
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels) 144A	3,189	190,052
		728,916

Allspring Managed Account | 5

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Indonesia: 1.01%
Bank Negara Indonesia Persero Tbk PT (Financials, Banks)	74,900	$48,269
Italy: 1.57%
PRADA SpA (Consumer discretionary, Textiles, apparel & luxury goods) †	10,200	75,099
Malaysia: 1.81%
Petronas Chemicals Group Bhd (Materials, Chemicals)	26,600	42,330
RHB Bank Bhd (Financials, Banks)	35,900	44,159
		86,489
Mexico: 1.45%
Grupo Bimbo SAB de CV Class A (Consumer staples, Food products)	12,900	69,237
Philippines: 1.24%
Bank of the Philippine Islands (Financials, Banks)	30,455	59,238
Poland: 1.54%
Bank Polska Kasa Opieki SA (Financials, Banks) †	3,191	73,830
Qatar: 0.90%
Industries Qatar QSC (Industrials, Industrial conglomerates)	12,278	43,263
Singapore: 1.52%
BOC Aviation Ltd. (Industrials, Trading companies & distributors) 144A	9,200	72,919
South Africa: 0.80%
Absa Group Ltd. (Financials, Banks)	3,923	38,162
South Korea: 16.64%
Doosan Bobcat, Inc. (Industrials, Machinery)	2,649	101,633
Kia Corp. (Consumer discretionary, Automobiles)	2,337	148,010
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	11,121	547,198
		796,841
Taiwan: 12.41%
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals) †	7,000	84,755
Cathay Financial Holding Co. Ltd. (Financials, Insurance) †	66,000	91,435
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components) †	9,000	55,869
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components) †	11,000	68,531
Formosa Plastics Corp. (Materials, Chemicals) †	16,000	48,946
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components) †	13,600	46,343
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment) †	2,750	59,796
Poya International Co. Ltd. (Consumer discretionary, Broadline retail) †	3,000	56,151
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment) †	7,000	82,089
		593,915

6 | Allspring Managed Account

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Thailand: 1.48%
Thai Beverage PCL (Consumer staples, Beverages)	147,100	$70,690
United Arab Emirates: 1.61%
Aldar Properties PJSC (Real estate, Real estate management & development)	52,282	77,115
Total common stocks (Cost $4,088,787)		4,302,716
Investment companies: 3.21%
United States: 3.21%
iShares MSCI Saudi Arabia ETF	3,730	153,564
Total investment companies (Cost $144,749)		153,564

	Dividend rate
Preferred stocks: 3.41%
South Korea: 3.41%
LG Chem Ltd. (Materials, Chemicals)	7.89%	557	163,000
Total preferred stocks (Cost $132,053)			163,000

		Yield
Short-term investments: 2.83%
Investment companies: 2.83%
Allspring Government Money Market Fund Select Class ♠∞		4.73	135,450	135,450
Total short-term investments (Cost $135,450)				135,450
Total investments in securities (Cost $4,501,039)	99.33%			4,754,730
Other assets and liabilities, net	0.67			32,306
Total net assets	100.00%			$4,787,036

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt

Allspring Managed Account | 7

Portfolio of investments—April 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$4,977,920	$(4,842,470)	$0	$0	$135,450	135,450	$8,743

8 | Allspring Managed Account

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $4,365,589)	$4,619,280
Investments in affiliated securities, at value (cost $135,450)	135,450
Foreign currency, at value (cost $12,930)	12,770
Receivable for investments sold	100,793
Receivable for dividends	6,654
Receivable from manager	17
Prepaid expenses and other assets	6,062
Total assets	4,881,026
Liabilities
Payable for investments purchased	93,990
Total liabilities	93,990
Total net assets	$4,787,036
Net assets consist of
Paid-in capital	$4,497,921
Total distributable earnings	289,115
Total net assets	$4,787,036
Computation of net asset value per share
Net assets	$4,787,036
Shares outstanding[1]	224,748
Net asset value per share	$21.30

[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Statement of operations—period ended April 30, 20231 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $5,611)	$33,390
Income from affiliated securities	8,743
Interest	3
Total investment income	42,136
Expenses
Custody and accounting fees	6,062
Professional fees	28,497
Registration fees	33,502
Shareholder report expenses	2,169
Trustees’ fees and expenses	12,286
Other fees and expenses	2,293
Total expenses	84,809
Less: Fee waivers and/or expense reimbursements	(84,809)
Net expenses	0
Net investment income	42,136
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	16,952
Foreign currency and foreign currency translations	(4,287)
Net realized gains on investments	12,665
Net change in unrealized gains (losses) on
Unaffiliated securities	253,691
Foreign currency and foreign currency translations	(253)
Net change in unrealized gains (losses) on investments	253,438
Net realized and unrealized gains (losses) on investments	266,103
Net increase in net assets resulting from operations	$308,239

[1]	For the period from November 16, 2022 (commencement of operations) to April 30, 2023
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Period ended April 30, 2023[1] (unaudited)
Operations
Net investment income		$42,136
Net realized gains on investments		12,665
Net change in unrealized gains (losses) on investments		253,438
Net increase in net assets resulting from operations		308,239
Distributions to shareholders from
Net investment income and net realized gains		(19,124)
Capital share transactions	Shares
Proceeds from shares sold	223,900	4,480,837
Reinvestment of distributions	848	17,084
Net increase in net assets resulting from capital share transactions		4,497,921
Total increase in net assets		4,787,036
Net assets
Beginning of period		0
End of period		$4,787,036

[1]	For the period from November 16, 2022 (commencement of operations) to April 30, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Period ended April 30, 2023[1] (unaudited)
Net asset value, beginning of period	$20.00
Net investment income	0.19 [2]
Net realized and unrealized gains (losses) on investments	1.20
Total from investment operations	1.39
Distributions to shareholders from
Net investment income	(0.09)
Net asset value, end of period	$21.30
Total return[3]	6.95%
Ratios to average net assets (annualized)
Gross expenses	4.10%
Net expenses	0.00%[4]
Net investment income	2.04%
Supplemental data
Portfolio turnover rate	42%
Net assets, end of period (000s omitted)	$4,787

[1]	For the period from November 16, 2022 (commencement of operations) to April 30, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series EM (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in foreign equity securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring Managed Account | 13

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S.generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $4,496,364 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$370,316
Gross unrealized losses	(111,950)
Net unrealized gains	$258,366
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Managed Account

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$150,931	$0	$0	$150,931
Chile	85,391	0	0	85,391
China	0	1,063,213	0	1,063,213
Greece	43,062	0	0	43,062
Hong Kong	0	126,135	0	126,135
India	343,495	385,420	0	728,915
Indonesia	0	48,269	0	48,269
Italy	0	75,100	0	75,100
Malaysia	0	86,489	0	86,489
Mexico	69,237	0	0	69,237
Philippines	0	59,238	0	59,238
Poland	0	73,830	0	73,830
Qatar	0	43,263	0	43,263
Singapore	0	72,919	0	72,919
South Africa	0	38,162	0	38,162
South Korea	0	796,842	0	796,842
Taiwan	0	593,915	0	593,915
Thailand	0	70,690	0	70,690
United Arab Emirates	0	77,115	0	77,115
Investment companies	153,564	0	0	153,564
Preferred stocks
South Korea	0	163,000	0	163,000
Short-term investments
Investment companies	135,450	0	0	135,450
Total assets	$981,130	$3,773,600	$0	$4,754,730
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from November 16, 2022 (commencement of operations) to April 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from November 16, 2022 (commencement of operations) to April 30, 2023 were $6,107,599 and $1,760,131, respectively.
Allspring Managed Account | 15

Notes to financial statements (unaudited)
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from November 16, 2022 (commencement of operations) to April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of April 30, 2023, Allspring Funds Management or one of its affiliates owned 100% of the Fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
16 | Allspring Managed Account

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Managed Account | 17

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

18 | Allspring Managed Account

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Managed Account | 19

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

20 | Allspring Managed Account

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-khoxlbh1 06-23
SAR4904 04-23

Allspring Special Global Small Cap Fund
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Special Global Small Cap Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special Global Small Cap Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Special Global Small Cap Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring Special Global Small Cap Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Stephen Giggie, CFA, Oleg Makhorine, Brian Martin, CFA, James M. Tringas, CFA, Bryant VanCronkhite, CFA, CPA

Average annual total returns (%) as of April 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKGAX)	3-16-1988	-7.69	1.75	6.54	-2.06	2.96	7.17	1.52	1.50
Class C (EKGCX)	2-1-1993	-3.79	2.24	6.55	-2.79	2.24	6.55	2.27	2.25
Administrator Class (EKGYX)	1-13-1997	–	–	–	-1.93	3.09	7.32	1.44	1.40
Institutional Class (EKGIX)	7-30-2010	–	–	–	-1.70	3.34	7.58	1.19	1.15
MSCI World Small Cap Index (Net)[3]	–	–	–	–	-1.81	4.24	7.47	–	–
S&P Developed SmallCap Index[4]	–	–	–	–	-1.47	4.29	7.57	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]
The manager has contractually committed through February 29, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.50% for Class A, 2.25% for Class C, 1.40% for Administrator Class and 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
The Morgan Stanley Capital International (MSCI) World Small Cap Index (Net) captures small cap representation across 23 developed markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index.

[4]
The S&P Developed SmallCap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-
capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring Special Global Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2023[1]
Innospec, Inc.	3.86
Novanta, Inc.	3.00
Gibraltar Industries, Inc.	2.93
CSW Industrials, Inc.	2.93
Ansell Ltd.	2.43
Denny’s Corp.	2.32
Progress Software Corp.	2.17
Spectris PLC	2.10
Globus Medical, Inc. Class A	2.08
Alten SA	2.04

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special Global Small Cap Fund | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,088.80	$7.92	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class C
Actual	$1,000.00	$1,084.90	$11.79	2.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.49	$11.38	2.28%
Administrator Class
Actual	$1,000.00	$1,089.50	$7.25	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,090.80	$5.96	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

6 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.94%
Australia: 3.44%
Ansell Ltd. (Health care, Health care equipment & supplies)	208,499	$3,710,260
Cettire Ltd. (Consumer discretionary, Specialty retail) †	643,971	837,093
Inghams Group Ltd. (Consumer staples, Food products)	375,176	700,337
		5,247,690
Belgium: 1.70%
Barco NV (Information technology, Electronic equipment, instruments & components) †	89,106	2,602,353
Canada: 4.88%
ATS Corp. (Industrials, Machinery) †	22,800	977,395
Canadian Western Bank (Financials, Banks)	20,000	358,711
Novanta, Inc. (Information technology, Electronic equipment, instruments & components) †	30,002	4,585,506
Primo Water Corp. (Consumer staples, Beverages)	100,135	1,521,038
		7,442,650
Denmark: 0.64%
SimCorp AS (Information technology, Software)	8,960	971,222
France: 2.62%
Alten SA (Information technology, IT services) †	18,297	3,110,636
Metropole Television SA (Communication services, Media) †	55,172	890,743
		4,001,379
Germany: 3.99%
Cancom SE (Information technology, IT services)	29,692	1,069,121
Gerresheimer AG (Health care, Life sciences tools & services)	19,177	2,089,667
Krones AG (Industrials, Machinery)	13,403	1,761,087
TAG Immobilien AG (Real estate, Real estate management & development) †	136,177	1,166,072
		6,085,947
Ireland: 0.56%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	750,103	853,630
Israel: 1.19%
CyberArk Software Ltd. (Information technology, Software) †	14,600	1,819,160
Italy: 2.41%
De’ Longhi SpA (Consumer discretionary, Household durables) †	24,435	567,770
GVS SpA (Industrials, Machinery) 144A†	229,488	1,566,315
Interpump Group SpA (Industrials, Machinery) †	27,769	1,549,780
		3,683,865
Japan: 8.60%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	71,300	1,580,068
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	32,420	927,549
DTS Corp. (Information technology, IT services)	93,400	2,219,144
Fuji Seal International, Inc. (Materials, Containers & packaging)	85,500	971,782
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Japan (continued)
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	16,100	$886,992
Meitec Corp. (Industrials, Professional services)	132,900	2,245,739
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	193,800	1,516,904
Orix JREIT, Inc. (Real estate, Office REITs)	1,433	1,852,427
Taikisha Ltd. (Industrials, Construction & engineering)	34,300	929,244
		13,129,849
Netherlands: 0.42%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †	52,150	256,056
TKH Group NV (Industrials, Electrical equipment)	7,992	386,907
		642,963
Norway: 1.04%
Atea ASA (Information technology, IT services)	66,218	909,662
Elopak ASA (Materials, Containers & packaging) †	303,237	681,476
		1,591,138
Spain: 2.15%
Vidrala SA (Materials, Containers & packaging)	4,747	498,329
Viscofan SA (Consumer staples, Food products)	40,712	2,790,674
		3,289,003
Sweden: 1.75%
Hexpol AB (Materials, Chemicals) †	80,806	952,364
Loomis AB (Industrials, Commercial services & supplies) †	53,564	1,714,518
		2,666,882
Switzerland: 1.40%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	4,243	1,040,566
Bucher Industries AG (Industrials, Machinery)	2,441	1,099,294
		2,139,860
United Kingdom: 7.70%
Britvic PLC (Consumer staples, Beverages)	241,232	2,773,343
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	323,179	1,195,657
Elementis PLC (Materials, Chemicals) †	521,006	822,397
Lancashire Holdings Ltd. (Financials, Insurance)	152,853	1,178,166
Morgan Advanced Materials PLC (Industrials, Machinery)	99,460	384,501
Nomad Foods Ltd. (Consumer staples, Food products) †	67,132	1,262,081
S4 Capital PLC (Communication services, Media) †	384,665	707,151
Samarkand Group PLC (Consumer discretionary, Broadline retail) †	660,000	228,100
Spectris PLC (Information technology, Electronic equipment, instruments & components)	67,757	3,208,809
		11,760,205
United States: 52.45%
Ambarella, Inc. (Information technology, Semiconductors & semiconductor equipment) †	18,000	1,115,640
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
United States (continued)
Aris Water Solutions, Inc. Class A (Industrials, Commercial services & supplies)	83,200	$604,864
AZEK Co., Inc. (Industrials, Building products) †	45,600	1,237,584
Azenta, Inc. (Health care, Life sciences tools & services) †	70,000	3,044,300
Balchem Corp. (Materials, Chemicals)	11,531	1,515,173
Blackbaud, Inc. (Information technology, Software) †	39,900	2,767,265
Brady Corp. Class A (Industrials, Commercial services & supplies)	24,900	1,270,647
Cactus, Inc. Class A (Energy, Energy equipment & services)	30,300	1,226,544
CBIZ, Inc. (Industrials, Professional services) †	36,254	1,910,223
CSW Industrials, Inc. (Industrials, Building products)	33,163	4,466,061
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure) †	315,654	3,538,481
E2open Parent Holdings, Inc. (Information technology, Software) †	237,990	1,496,957
Enovis Corp. (Health care, Health care equipment & supplies) †	53,000	3,087,250
EnPro Industries, Inc. (Industrials, Machinery)	17,600	1,659,152
FARO Technologies, Inc. (Information technology, Electronic equipment, instruments & components) †	40,640	948,944
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment) †	44,300	1,209,833
Gibraltar Industries, Inc. (Industrials, Building products) †	89,437	4,475,427
Global Blue Group Holding AG (Information technology, IT services)	225,000	1,242,000
Globus Medical, Inc. Class A (Health care, Health care equipment & supplies) †	54,700	3,180,258
Hanover Insurance Group, Inc. (Financials, Insurance)	24,900	2,977,044
Helen of Troy Ltd. (Consumer discretionary, Household durables) †	24,900	2,498,466
Holley, Inc. (Consumer discretionary, Automobile components) †	443,282	1,068,310
Horace Mann Educators Corp. (Financials, Insurance)	12,100	378,488
ICU Medical, Inc. (Health care, Health care equipment & supplies) †	11,240	2,125,934
Innospec, Inc. (Materials, Chemicals)	57,920	5,886,410
J & J Snack Foods Corp. (Consumer staples, Food products)	13,900	2,129,480
Mayville Engineering Co., Inc. (Industrials, Machinery) †	134,400	1,626,240
Progress Software Corp. (Information technology, Software)	60,400	3,314,752
Quanex Building Products Corp. (Industrials, Building products)	96,271	1,838,776
QuidelOrtho Corp. (Health care, Health care equipment & supplies) †	19,600	1,763,020
Southwestern Energy Co. (Energy, Oil, gas & consumable fuels) †	304,800	1,581,912
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	16,000	1,064,000
Standex International Corp. (Industrials, Machinery)	14,451	1,774,727
Stepan Co. (Materials, Chemicals)	25,600	2,360,320
Varex Imaging Corp. (Health care, Health care equipment & supplies) †	123,289	2,187,147
Vivid Seats, Inc. Class A (Communication services, Entertainment) †	123,442	886,314
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	94,600	2,090,660
Ziff Davis, Inc. (Communication services, Interactive media & services) †	34,700	2,537,958
		80,086,561
Total common stocks (Cost $133,002,544)		148,014,357
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 9

Portfolio of investments—April 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.64%
Investment companies: 1.64%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	2,499,215	$2,499,215
Total short-term investments (Cost $2,499,215)				2,499,215
Total investments in securities (Cost $135,501,759)	98.58%			150,513,572
Other assets and liabilities, net	1.42			2,175,775
Total net assets	100.00%			$152,689,347

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,845,272	$16,645,882	$(17,991,939)	$0	$0	$2,499,215	2,499,215	$54,280
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,789,962	8,923,900	(10,713,900)	38	0	0	0	40,400 [1]
				$38	$0	$2,499,215		$94,680

[1]	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Global Small Cap Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $133,002,544)	$148,014,357
Investments in affiliated securities, at value (cost $2,499,215)	2,499,215
Foreign currency, at value (cost $40,198)	40,046
Receivable for investments sold	1,931,104
Receivable for dividends	573,225
Receivable for Fund shares sold	24,098
Prepaid expenses and other assets	59,899
Total assets	153,141,944
Liabilities
Payable for Fund shares redeemed	123,531
Payable for investments purchased	114,194
Management fee payable	102,422
Shareholder report expenses payable	25,556
Administration fees payable	22,957
Shareholder servicing fee payable	21,697
Distribution fee payable	1,587
Accrued expenses and other liabilities	40,653
Total liabilities	452,597
Total net assets	$152,689,347
Net assets consist of
Paid-in capital	$142,050,021
Total distributable earnings	10,639,326
Total net assets	$152,689,347
Computation of net asset value and offering price per share
Net assets–Class A	$98,705,404
Shares outstanding–Class A1	2,822,825
Net asset value per share–Class A	$34.97
Maximum offering price per share – Class A2	$37.10
Net assets–Class C	$2,579,663
Shares outstanding–Class C1	128,220
Net asset value per share–Class C	$20.12
Net assets–Administrator Class	$4,702,523
Shares outstanding–Administrator Class[1]	125,676
Net asset value per share–Administrator Class	$37.42
Net assets–Institutional Class	$46,701,757
Shares outstanding–Institutional Class[1]	1,245,421
Net asset value per share–Institutional Class	$37.50

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 11

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $56,824)	$865,448
Income from affiliated securities	88,353
Interest	12
Total investment income	953,813
Expenses
Management fee	737,377
Administration fees
Class A	104,837
Class C	2,811
Administrator Class	2,966
Institutional Class	31,299
Shareholder servicing fees
Class A	124,614
Class C	3,331
Administrator Class	5,654
Distribution fee
Class C	9,994
Custody and accounting fees	19,267
Professional fees	41,906
Registration fees	36,687
Shareholder report expenses	40,667
Trustees’ fees and expenses	10,896
Other fees and expenses	15,086
Total expenses	1,187,392
Less: Fee waivers and/or expense reimbursements
Fund-level	(61,602)
Class A	(4,992)
Administrator Class	(1,369)
Institutional Class	(14,446)
Net expenses	1,104,983
Net investment loss	(151,170)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(47,703)
Affiliated securities	38
Foreign currency and foreign currency translations	(70,898)
Net realized losses on investments	(118,563)
Net change in unrealized gains (losses) on
Unaffiliated securities	13,571,686
Foreign currency and foreign currency translations	31,791
Net change in unrealized gains (losses) on investments	13,603,477
Net realized and unrealized gains (losses) on investments	13,484,914
Net increase in net assets resulting from operations	$13,333,744
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Global Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)		Year ended October 31, 2022
Operations
Net investment loss		$(151,170)		$(330,937)
Net realized gains (losses) on investments		(118,563)		5,001,254
Net change in unrealized gains (losses) on investments		13,603,477		(75,202,679)
Net increase (decrease) in net assets resulting from operations		13,333,744		(70,532,362)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,150,223)		(21,661,516)
Class C		(195,645)		(1,019,521)
Administrator Class		(174,295)		(3,849,616)
Institutional Class		(1,889,603)		(17,015,522)
Total distributions to shareholders		(6,409,766)		(43,546,175)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	37,027	1,283,349	100,591	4,163,801
Class C	1,316	27,191	8,990	230,911
Administrator Class	6,680	253,547	46,944	2,282,764
Institutional Class	68,440	2,561,090	804,717	34,698,558
		4,125,177		41,376,034
Reinvestment of distributions
Class A	112,779	3,822,065	441,507	19,934,037
Class C	9,988	195,259	37,210	1,006,145
Administrator Class	4,698	170,245	78,981	3,800,581
Institutional Class	50,473	1,831,661	348,182	16,723,192
		6,019,230		41,463,955
Payment for shares redeemed
Class A	(230,215)	(8,001,466)	(464,719)	(18,563,699)
Class C	(20,646)	(409,164)	(40,650)	(876,811)
Administrator Class	(7,052)	(262,909)	(501,601)	(21,079,674)
Institutional Class	(209,907)	(7,792,596)	(2,109,462)	(93,030,891)
		(16,466,135)		(133,551,075)
Net decrease in net assets resulting from capital share transactions		(6,321,728)		(50,711,086)
Total increase (decrease) in net assets		602,250		(164,789,623)
Net assets
Beginning of period		152,087,097		316,876,720
End of period		$152,689,347		$152,087,097
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class A		2022	2021	2020	2019	2018
Net asset value, beginning of period	$33.49	$54.12	$36.87	$39.97	$39.97	$45.81
Net investment income (loss)	(0.05)[1]	(0.10)[1]	(0.22)[1]	(0.10)[1]	0.18 [1]	0.10
Net realized and unrealized gains (losses) on investments	2.98	(12.76)	17.47	(1.29)	3.26	(0.72)
Total from investment operations	2.93	(12.86)	17.25	(1.39)	3.44	(0.62)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.54)	(0.03)	(0.22)
Net realized gains	(1.45)	(7.77)	0.00	(1.17)	(3.41)	(5.00)
Total distributions to shareholders	(1.45)	(7.77)	0.00	(1.71)	(3.44)	(5.22)
Net asset value, end of period	$34.97	$33.49	$54.12	$36.87	$39.97	$39.97
Total return[2]	8.88%	(27.48)%	46.79%	(3.81)%	9.75%	(1.82)%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.53%	1.49%	1.54%	1.53%	1.54%
Net expenses	1.53%	1.52%	1.49%	1.53%	1.53%	1.54%
Net investment income (loss)	(0.30)%	(0.25)%	(0.44)%	(0.27)%	0.47%	0.16%
Supplemental data
Portfolio turnover rate	7%	47%	53%	65%	62%	51%
Net assets, end of period (000s omitted)	$98,705	$97,233	$152,947	$113,234	$141,388	$132,906

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class C		2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.92	$35.63	$24.46	$26.68	$28.02	$33.65
Net investment loss	(0.11)[1]	(0.24)[1]	(0.39)[1]	(0.25)[1]	(0.07)[1]	(0.20)
Payment from affiliate	0.00	0.00	0.00	0.07	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.76	(7.70)	11.56	(0.87)	2.14	(0.43)
Total from investment operations	1.65	(7.94)	11.17	(1.05)	2.07	(0.63)
Distributions to shareholders from
Net realized gains	(1.45)	(7.77)	0.00	(1.17)	(3.41)	(5.00)
Net asset value, end of period	$20.12	$19.92	$35.63	$24.46	$26.68	$28.02
Total return[2]	8.49%	(28.04)%	45.67%	(4.25)%[3]	8.90%	(2.56)%
Ratios to average net assets (annualized)
Gross expenses	2.37%	2.28%	2.24%	2.29%	2.28%	2.29%
Net expenses	2.28%	2.27%	2.24%	2.28%	2.28%	2.29%
Net investment loss	(1.06)%	(0.99)%	(1.19)%	(1.00)%	(0.26)%	(0.59)%
Supplemental data
Portfolio turnover rate	7%	47%	53%	65%	62%	51%
Net assets, end of period (000s omitted)	$2,580	$2,741	$4,704	$5,576	$7,567	$26,167

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.28% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Administrator Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.72	$57.15	$38.90	$42.06	$41.90	$47.78
Net investment income (loss)	(0.03)[1]	(0.14)[1]	(0.12)[1]	(0.05)[1]	0.25 [1]	0.14 [1]
Payment from affiliate	0.00	0.00	0.00	0.03	0.00	0.00
Net realized and unrealized gains (losses) on investments	3.18	(13.52)	18.37	(1.36)	3.42	(0.73)
Total from investment operations	3.15	(13.66)	18.25	(1.38)	3.67	(0.59)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.61)	(0.10)	(0.29)
Net realized gains	(1.45)	(7.77)	0.00	(1.17)	(3.41)	(5.00)
Total distributions to shareholders	(1.45)	(7.77)	0.00	(1.78)	(3.51)	(5.29)
Net asset value, end of period	$37.42	$35.72	$57.15	$38.90	$42.06	$41.90
Total return[2]	8.95%	(27.41)%	46.92%	(3.61)%[3]	9.90%	(1.68)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.42%	1.41%	1.46%	1.45%	1.46%
Net expenses	1.40%	1.39%	1.39%	1.40%	1.40%	1.40%
Net investment income (loss)	(0.17)%	(0.30)%	(0.35)%	(0.13)%	0.63%	0.30%
Supplemental data
Portfolio turnover rate	7%	47%	53%	65%	62%	51%
Net assets, end of period (000s omitted)	$4,703	$4,335	$28,406	$20,157	$24,746	$27,965

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.08% impact on the total return.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Institutional Class		2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.75	$57.05	$38.74	$41.92	$41.80	$47.68
Net investment income (loss)	0.01 [1]	0.02 [1]	(0.06)	0.02	0.36	0.25
Net realized and unrealized gains (losses) on investments	3.19	(13.55)	18.37	(1.31)	3.39	(0.74)
Total from investment operations	3.20	(13.53)	18.31	(1.29)	3.75	(0.49)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.72)	(0.22)	(0.39)
Net realized gains	(1.45)	(7.77)	0.00	(1.17)	(3.41)	(5.00)
Total distributions to shareholders	(1.45)	(7.77)	0.00	(1.89)	(3.63)	(5.39)
Net asset value, end of period	$37.50	$35.75	$57.05	$38.74	$41.92	$41.80
Total return[2]	9.08%	(27.20)%	47.26%	(3.42)%	10.17%	(1.45)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.19%	1.16%	1.21%	1.20%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.08%	0.06%	(0.12)%	0.11%	0.86%	0.54%
Supplemental data
Portfolio turnover rate	7%	47%	53%	65%	62%	51%
Net assets, end of period (000s omitted)	$46,702	$47,779	$130,820	$87,313	$104,011	$118,625

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Global Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company
18 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $136,131,700 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$34,807,036
Gross unrealized losses	(20,425,164)
Net unrealized gains	$14,381,872
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$5,247,690	$0	$5,247,690
Belgium	0	2,602,353	0	2,602,353
Canada	7,442,650	0	0	7,442,650
Denmark	0	971,222	0	971,222
France	0	4,001,379	0	4,001,379
Germany	0	6,085,947	0	6,085,947
Ireland	0	853,630	0	853,630
Israel	1,819,160	0	0	1,819,160
Italy	0	3,683,865	0	3,683,865
Japan	0	13,129,849	0	13,129,849
Netherlands	256,056	386,907	0	642,963
Norway	1,591,138	0	0	1,591,138
Spain	0	3,289,003	0	3,289,003
Sweden	0	2,666,882	0	2,666,882
Switzerland	0	2,139,860	0	2,139,860
United Kingdom	2,084,478	9,675,727	0	11,760,205
United States	80,086,561	0	0	80,086,561
Short-term investments
Investment companies	2,499,215	0	0	2,499,215
Total assets	$95,779,258	$54,734,314	$0	$150,513,572
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Portfolio did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2023, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
20 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 29, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.50%
Class C	2.25
Administrator Class	1.40
Institutional Class	1.15
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2023, Allspring Funds Distributor received $2 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $11,241,119 and $24,423,906, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
Allspring Special Global Small Cap Fund | 21

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector and in North America and Europe. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Global Small Cap Fund | 23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

24 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Special Global Small Cap Fund | 25

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26 | Allspring Special Global Small Cap Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-bekvxqei 06-23
SAR4305 04-23

Allspring Special International Small Cap Fund
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Special International Small Cap Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special International Small Cap Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Special International Small Cap Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring Special International Small Cap Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Stephen Giggie, CFA, Oleg Makhorine, James Tringas, CFA, Bryant VanCronkhite, CFA, CPA

Average annual total returns (%) as of April 30, 2023
		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (ASPAX)[3]	6-1-2022	1.14	-1.12	7.32	4.91	1.61	1.39
Class C (ACPCX)[4]	6-1-2022	5.86	3.53	6.86	4.53	2.36	2.14
Class R6 (WICRX)	5-31-2019	–	–	7.78	5.10	1.18	0.96
Institutional Class (WICIX)	5-31-2019	–	–	7.60	4.98	1.28	1.06
MSCI World ex U.S. Small Cap Index (Net)[5]	–	–	–	-1.72	5.54 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through February 29, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.38% for Class A, 2.13% for Class C, 0.95% for Class R6 and 1.05% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class A shares.

[4]
Historical performance shown for the Class C shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class C shares.

[5]
The Morgan Stanley Capital International (MSCI) World ex U.S. Small Cap Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring Special International Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2023[1]
Spectris PLC	3.94
Alten SA	3.78
Ansell Ltd.	3.67
Viscofan SA	2.97
Orix JREIT, Inc.	2.55
Aeon Delight Co. Ltd.	2.41
Britvic PLC	2.37
Meitec Corp.	2.36
Tate & Lyle PLC	2.21
PrairieSky Royalty Ltd.	2.19

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special International Small Cap Fund | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,214.20	$7.58	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$6.90	1.38%
Class C
Actual	$1,000.00	$1,213.60	$9.17	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.51	$8.35	1.67%
Class R6
Actual	$1,000.00	$1,218.10	$5.22	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Institutional Class
Actual	$1,000.00	$1,217.20	$5.77	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

6 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.76%
Australia: 5.93%
Ansell Ltd. (Health care, Health care equipment & supplies)	380,903	$6,778,205
Inghams Group Ltd. (Consumer staples, Food products)	905,543	1,690,367
Orora Ltd. (Materials, Containers & packaging)	1,078,538	2,465,040
		10,933,612
Austria: 0.78%
Mayr Melnhof Karton AG (Materials, Containers & packaging) †	9,018	1,439,611
Belgium: 3.05%
Azelis Group NV (Industrials, Trading companies & distributors) †	73,018	1,732,314
Barco NV (Information technology, Electronic equipment, instruments & components) †	133,150	3,888,664
		5,620,978
Canada: 9.82%
ATS Corp. (Industrials, Machinery) †	61,400	2,632,109
Canadian Western Bank (Financials, Banks)	150,100	2,692,128
Finning International, Inc. (Industrials, Trading companies & distributors)	95,600	2,477,408
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	82,800	2,696,340
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	256,300	4,044,502
Primo Water Corp. (Consumer staples, Beverages)	234,325	3,559,367
		18,101,854
Denmark: 0.50%
SimCorp AS (Information technology, Software)	8,416	912,255
France: 4.64%
Alten SA (Information technology, IT services) †	40,976	6,966,246
Metropole Television SA (Communication services, Media) †	98,069	1,583,309
		8,549,555
Germany: 7.12%
Cancom SE (Information technology, IT services)	86,116	3,100,782
Gerresheimer AG (Health care, Life sciences tools & services)	29,756	3,242,433
Krones AG (Industrials, Machinery)	26,805	3,522,042
Stabilus SE (Industrials, Machinery)	17,667	1,154,586
TAG Immobilien AG (Real estate, Real estate management & development) †	246,628	2,111,854
		13,131,697
Ireland: 0.70%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	1,139,302	1,296,544
Italy: 6.50%
Azimut Holding SpA (Financials, Capital markets) †	78,781	1,759,658
Buzzi Unicem SpA (Materials, Construction materials) †	119,072	2,960,826
De’ Longhi SpA (Consumer discretionary, Household durables) †	65,221	1,515,471
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Italy (continued)
GVS SpA (Industrials, Machinery) 144A†	364,545	$2,488,114
Interpump Group SpA (Industrials, Machinery) †	58,308	3,254,153
		11,978,222
Japan: 23.63%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	200,900	4,452,113
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	116,060	3,320,521
DTS Corp. (Information technology, IT services)	168,300	3,998,735
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	42,400	1,090,557
Fuji Seal International, Inc. (Materials, Containers & packaging)	164,900	1,874,232
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	58,000	3,195,376
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	129,900	2,846,868
Meitec Corp. (Industrials, Professional services)	257,400	4,349,535
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	213,400	1,670,317
Orix JREIT, Inc. (Real estate, Office REITs)	3,631	4,693,763
PHC Holdings Corp. (Health care, Health care equipment & supplies)	91,600	941,220
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	85,500	2,890,947
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	55,000	1,536,109
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	86,100	1,942,235
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	144,200	2,395,634
Taikisha Ltd. (Industrials, Construction & engineering)	87,500	2,370,520
		43,568,682
Luxembourg: 0.05%
Novem Group SA (Consumer discretionary, Automobile components)	8,926	96,641
Netherlands: 1.66%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †	93,702	460,077
TKH Group NV (Industrials, Electrical equipment)	53,788	2,603,970
		3,064,047
Norway: 2.75%
Atea ASA (Information technology, IT services)	154,874	2,127,564
Elopak ASA (Materials, Containers & packaging) †	243,135	546,407
SpareBank 1 SMN (Financials, Banks)	185,078	2,392,875
		5,066,846
Spain: 4.07%
Vidrala SA (Materials, Containers & packaging)	19,387	2,035,203
Viscofan SA (Consumer staples, Food products)	79,855	5,473,797
		7,509,000
Sweden: 3.34%
Hexpol AB (Materials, Chemicals) †	186,151	2,193,939
Loomis AB (Industrials, Commercial services & supplies) †	123,975	3,968,288
		6,162,227
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Switzerland: 4.42%
Arbonia AG (Industrials, Building products)	171,105	$2,095,228
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	11,291	2,769,040
Bucher Industries AG (Industrials, Machinery)	4,738	2,133,738
Montana Aerospace AG (Industrials, Aerospace & defense) 144A†	63,964	1,159,271
		8,157,277
United Kingdom: 16.80%
Britvic PLC (Consumer staples, Beverages)	379,735	4,365,653
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	739,047	2,734,232
Elementis PLC (Materials, Chemicals) †	1,025,613	1,618,908
IMI PLC (Industrials, Machinery)	30,426	610,463
Lancashire Holdings Ltd. (Financials, Insurance)	361,273	2,784,635
Morgan Advanced Materials PLC (Industrials, Machinery)	267,316	1,033,413
Nomad Foods Ltd. (Consumer staples, Food products) †	148,031	2,782,983
S4 Capital PLC (Communication services, Media) †	872,596	1,604,142
Spectris PLC (Information technology, Electronic equipment, instruments & components)	153,255	7,257,789
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure) †	649,960	2,105,807
Tate & Lyle PLC (Consumer staples, Food products)	397,721	4,078,168
		30,976,193
Total common stocks (Cost $166,240,520)		176,565,241
Investment companies: 1.01%
United States: 1.01%
iShares MSCI EAFE Small-Cap ETF	30,608	1,862,191
Total investment companies (Cost $1,860,102)		1,862,191

		Yield
Short-term investments: 2.93%
Investment companies: 2.93%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	5,396,755	5,396,755
Total short-term investments (Cost $5,396,755)				5,396,755
Total investments in securities (Cost $173,497,377)	99.70%			183,824,187
Other assets and liabilities, net	0.30			550,197
Total net assets	100.00%			$184,374,384

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 9

Portfolio of investments—April 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,959,808	$24,152,864	$(27,715,917)	$0	$0	$5,396,755	5,396,755	$143,668
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	2,952,741	17,522,825	(20,475,598)	34	(2)	0	0	31,755 [1]
				$34	$(2)	$5,396,755		$175,423

[1]	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special International Small Cap Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $168,100,622)	$178,427,432
Investments in affiliated securities, at value (cost $5,396,755)	5,396,755
Cash	7
Foreign currency, at value (cost $137,374)	137,248
Receivable for investments sold	1,611,883
Receivable for dividends	923,902
Receivable for Fund shares sold	115,756
Prepaid expenses and other assets	123,425
Total assets	186,736,408
Liabilities
Payable for investments purchased	2,117,935
Management fee payable	122,719
Payable for Fund shares redeemed	93,079
Administration fees payable	13,835
Trustees’ fees and expenses payable	1,109
Distribution fee payable	2
Accrued expenses and other liabilities	13,345
Total liabilities	2,362,024
Total net assets	$184,374,384
Net assets consist of
Paid-in capital	$181,455,203
Total distributable earnings	2,919,181
Total net assets	$184,374,384
Computation of net asset value and offering price per share
Net assets–Class A1	$31,590
Shares outstanding–Class A	2,758
Net asset value per share–Class A	$11.45
Maximum offering price per share – Class A2	$12.15
Net assets–Class C1	$26,134
Shares outstanding–Class C	2,284
Net asset value per share–Class C	$11.44
Net assets–Class R6[1]	$71,033,414
Shares outstanding–Class R6	6,206,166
Net asset value per share–Class R6	$11.45
Net assets–Institutional Class[1]	$113,283,246
Shares outstanding–Institutional Class	9,882,841
Net asset value per share–Institutional Class	$11.46

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 11

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $220,497)	$1,924,397
Income from affiliated securities	147,875
Total investment income	2,072,272
Expenses
Management fee	865,951
Administration fees
Class A	27
Class C	26
Class R6	11,438
Institutional Class	68,901
Shareholder servicing fees
Class A	31
Class C	31
Distribution fee
Class C	18
Custody and accounting fees	26,346
Professional fees	41,330
Registration fees	15,919
Shareholder report expenses	8,735
Trustees’ fees and expenses	10,896
Other fees and expenses	4,110
Total expenses	1,053,759
Less: Fee waivers and/or expense reimbursements
Fund-level	(134,667)
Net expenses	919,092
Net investment income	1,153,180
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(1,977,418)
Affiliated securities	34
Foreign currency and foreign currency translations	4,505
Net realized losses on investments	(1,972,879)
Net change in unrealized gains (losses) on
Unaffiliated securities	36,093,958
Affiliated securities	(2)
Foreign currency and foreign currency translations	(460)
Net change in unrealized gains (losses) on investments	36,093,496
Net realized and unrealized gains (losses) on investments	34,120,617
Net increase in net assets resulting from operations	$35,273,797
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special International Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)		Year ended October 31, 2022
Operations
Net investment income		$1,153,180		$1,636,664
Net realized losses on investments		(1,972,879)		(5,756,709)
Net change in unrealized gains (losses) on investments		36,093,496		(25,403,841)
Net increase (decrease) in net assets resulting from operations		35,273,797		(29,523,886)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(248)		0 [1]
Class C		(182)		0 [1]
Class R6		(1,043,071)		(801,820)
Institutional Class		(1,230,408)		(2,079)
Total distributions to shareholders		(2,273,909)		(803,899)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	467	5,300	2,267 [1]	25,000 [1]
Class C	0	0	2,267 [1]	25,000 [1]
Class R6	110,409	1,235,797	3,544,181	38,873,752
Institutional Class	1,275,388	13,836,468	10,832,056	110,774,581
		15,077,565		149,698,333
Reinvestment of distributions
Class A	24	248	0 [1]	0 [1]
Class C	17	182	0 [1]	0 [1]
Class R6	64,723	665,359	53,931	717,191
Institutional Class	119,457	1,230,408	156	2,079
		1,896,197		719,270
Payment for shares redeemed
Class R6	(1,445,762)	(15,910,877)	(174,217)	(1,670,741)
Institutional Class	(1,436,451)	(15,622,038)	(918,980)	(9,027,493)
		(31,532,915)		(10,698,234)
Net increase (decrease) in net assets resulting from capital share transactions		(14,559,153)		139,719,369
Total increase in net assets		18,440,735		109,391,584
Net assets
Beginning of period		165,933,649		56,542,065
End of period		$184,374,384		$165,933,649

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31 2022[1]
Class A
Net asset value, beginning of period	$9.53	$11.03
Net investment income	0.05	0.03
Net realized and unrealized gains (losses) on investments	1.98	(1.53)
Total from investment operations	2.03	(1.50)
Distributions to shareholders from
Net investment income	(0.11)	0.00
Net asset value, end of period	$11.45	$9.53
Total return[2]	21.42%	(13.60)%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.60%
Net expenses	1.38%	1.38%
Net investment income	0.96%	0.69%
Supplemental data
Portfolio turnover rate	13%	26%
Net assets, end of period (000s omitted)	$32	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31 2022[1]
Class C
Net asset value, beginning of period	$9.50	$11.03
Net investment income	0.03	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.99	(1.53)
Total from investment operations	2.02	(1.53)
Distributions to shareholders from
Net investment income	(0.08)	0.00
Net asset value, end of period	$11.44	$9.50
Total return[3]	21.36%	(13.87)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	2.12%
Net expenses	1.67%	1.96%
Net investment income	0.63%	0.06%
Supplemental data
Portfolio turnover rate	13%	26%
Net assets, end of period (000s omitted)	$26	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022.
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Class R6		2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.53	$13.91	$10.38	$10.58	$10.00
Net investment income	0.07 [2]	0.20 [2]	0.06	0.09	0.05
Net realized and unrealized gains (losses) on investments	1.99	(4.38)	3.56	(0.03)	0.53
Total from investment operations	2.06	(4.18)	3.62	(0.06)	0.58
Distributions to shareholders from
Net investment income	(0.14)	(0.07)	(0.05)	(0.15)	0.00
Net realized gains	0.00	(0.13)	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.14)	(0.20)	(0.09)	(0.26)	0.00
Net asset value, end of period	$11.45	$9.53	$13.91	$10.38	$10.58
Total return[3]	21.81%	(30.47)%	35.04%	0.42%	5.80%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.18%	1.68%	5.69%	7.81%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.28%	1.85%	0.70%	0.93%	1.24%
Supplemental data
Portfolio turnover rate	13%	26%	19%	45%	14%
Net assets, end of period (000s omitted)	$71,033	$71,264	$56,386	$5,086	$5,183

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)	Year ended October 31
Institutional Class		2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.53	$13.92	$10.38	$10.57	$10.00
Net investment income	0.07 [2]	0.19 [2]	0.13	0.08	0.05
Net realized and unrealized gains (losses) on investments	1.99	(4.39)	3.49	(0.03)	0.52
Total from investment operations	2.06	(4.20)	3.62	0.05	0.57
Distributions to shareholders from
Net investment income	(0.13)	(0.06)	(0.04)	(0.13)	0.00
Net realized gains	0.00	(0.13)	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.13)	(0.19)	(0.08)	(0.24)	0.00
Net asset value, end of period	$11.46	$9.53	$13.92	$10.38	$10.57
Total return[3]	21.72%	(30.60)%	35.00%	0.35%	5.70%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.26%	2.73%	5.76%	7.91%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.26%	1.86%	1.00%	0.83%	1.14%
Supplemental data
Portfolio turnover rate	13%	26%	19%	45%	14%
Net assets, end of period (000s omitted)	$113,283	$94,626	$156	$115	$106

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special International Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities.On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities.  Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company
18 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management received an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increased. All of the fees received by Allspring Funds Management were paid to Allspring Investments for its services as subadviser.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $173,853,119 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$19,797,754
Gross unrealized losses	(9,826,686)
Net unrealized gains	$9,971,068
As of October 31, 2022, the Fund had capital loss carryforwards which consisted of $122,207 in short-term capital losses and $269,039 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 19

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$10,933,612	$0	$10,933,612
Austria	0	1,439,611	0	1,439,611
Belgium	0	5,620,978	0	5,620,978
Canada	18,101,854	0	0	18,101,854
Denmark	0	912,255	0	912,255
France	0	8,549,555	0	8,549,555
Germany	0	13,131,697	0	13,131,697
Ireland	0	1,296,544	0	1,296,544
Italy	0	11,978,222	0	11,978,222
Japan	0	43,568,682	0	43,568,682
Luxembourg	0	96,641	0	96,641
Netherlands	460,077	2,603,970	0	3,064,047
Norway	2,673,971	2,392,875	0	5,066,846
Spain	0	7,509,000	0	7,509,000
Sweden	0	6,162,227	0	6,162,227
Switzerland	0	8,157,277	0	8,157,277
United Kingdom	6,507,698	24,468,495	0	30,976,193
Investment companies	1,862,191	0	0	1,862,191
Short-term investments
Investment companies	5,396,755	0	0	5,396,755
Total assets	$35,002,546	$148,821,641	$0	$183,824,187
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Portfolio did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2023, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
20 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 29, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.38%
Class C	2.13
Class R6	0.95
Institutional Class	1.05
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended April 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $22,855,452 and $37,855,564, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
Allspring Special International Small Cap Fund | 21

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe and Japan and the industrials sector. A fund that invests a substantial portion of its assets in any geographic region or sector may be more affected by changes in that geographic region or sector than would be a fund whose investments are not heavily weighted in any geographic region or sector.
A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of April 30, 2023, Allspring Funds Management or one of its affiliates owned 18% of the Fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Special International Small Cap Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2022. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$207,556	$0.0119	83%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special International Small Cap Fund | 23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

24 | Allspring Special International Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Special International Small Cap Fund | 25

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26 | Allspring Special International Small Cap Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-8w9rahde 06-23
SAR4338 04-23

Allspring U.S. Long/Short Equity Fund
Semi-Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring U.S. Long/Short Equity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring U.S. Long/Short Equity Fund for the six-month period that ended April 30, 2023. Globally, stocks and bonds rebounded strongly despite ongoing volatility. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, markets rallied on signs of declining inflation, anticipation of an end to the central bank monetary tightening cycle, and the stimulating impact of China removing its strict COVID-19 lockdowns in December. For the six-month period, domestic U.S. and global stocks and bonds had strong results. After suffering deep and broad losses through 2022, recent fixed income performance benefited from a base of higher yields that have the potential to generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.63%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 20.65% while the MSCI EM Index (Net) (USD),3 returned 16.36%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 6.91%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 10.55%, the Bloomberg Municipal Bond Index6 gained 7.65%, and the ICE BofA U.S. High Yield Index7 returned 5.92%.
Despite high inflation and central bank rate hikes, markets rally.
Stocks and bonds rallied in November after earlier volatility. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)8 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring U.S. Long/Short Equity Fund

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Federal Reserve (Fed) and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the Bank of England and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
Allspring U.S. Long/Short Equity Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Ryan Brown, CFA, Harindra de Silva, Ph.D., CFA

Average annual total returns (%) as of April 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (ADMQX)[3]	3-31-2016	-8.94	3.38	4.51	-3.42	4.61	5.39	3.94	2.00
Class C (ADSCX)[4]	12-16-2022	-4.52	4.56	5.35	-3.69	4.56	5.35	4.69	2.75
Class R6 (ASLRX)[5]	12-16-2022	–	–	–	-3.11	4.88	5.62	3.51	1.57
Institutional Class (ADMZX)[6]	3-31-2016	–	–	–	-3.11	4.88	5.62	3.61	1.67
MSCI USA Index (Net) (USD)[7]	–	–	–	–	1.42	10.71	11.84 *	–	–
ICE BofA 3-Month U.S. Treasury Bill Index[8]	–	–	–	–	2.84	1.45	1.25 *	–	–
U.S. Long/Short Equity Blended Index[9]	–	–	–	–	2.70	6.46	6.78 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.58% for Class A, 2.33% for Class C, 1.15% for Class R6 and 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest expense on securities sold short, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for the Class A shares prior to 12-16-2022 is based on the performance of the Investor Class shares of the Fund’s predecessor, 361 Domestic Long/Short Equity Fund.
[4]
Historical performance for the Class C shares prior to their inception reflects the performance of the Class A shares and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower.

[5]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher. Historical performance prior to
12-16-2022 is based on the performance of the Fund’s predecessor, 361 Domestic Long/Short Equity Fund.

[6]	Historical performance shown for the Institutional Class shares prior to 12-16-2022 is based on the performance of Class I shares of the Fund’s predecessor, 361 Domestic Long/Short Equity Fund.
[7]
The Morgan Stanley Capital International (MSCI) USA Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap U.S. equity market performance. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring U.S. Long/Short Equity Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[8]
The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

[9]
Source:  Allspring Funds Management, LLC. The U.S. Long/Short Equity Blended Index is composed 50% of the MSCI USA Index (Net) (USD) and 50% of the ICE BofA
3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring U.S. Long/Short Equity Fund | 5

Performance highlights (unaudited)

Ten largest Long Positions holdings (%) as of April 30, 2023[1]
Microsoft Corp.	2.98
Apple, Inc.	2.95
Madison Square Garden Sports Corp.	2.22
Lennox International, Inc.	2.11
Huntington Ingalls Industries, Inc.	2.05
SEI Investments Co.	1.94
Humana, Inc.	1.89
Crown Castle, Inc.	1.78
Donaldson Co., Inc.	1.75
OGE Energy Corp.	1.75

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Five largest short positions holdings (%) as of April 30, 2023[1]
Whirlpool Corp.	(1.36)
International Flavors & Fragrances, Inc.	(1.11)
Hanesbrands, Inc.	(1.10)
Palantir Technologies, Inc. Class A	(1.03)
Alcoa Corp.	(1.01)

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector Allocation for Long and Short positions as of April 30, 2023[1]
	Long (%)	Short (%)
Financials	16	(12)
Information technology	16	(14)
Industrials	15	(11)
Consumer staples	11	(4)
Health care	11	(20)
Consumer discretionary	8	(21)
Real estate	7	(2)
Communication services	6	(2)
Materials	5	(8)
Utilities	4	0
Energy	1	(6)

[1]	Figures represent the percentage of the Fund’s long and short positions. Allocations are subject to change and may have changed since the date specified.

6 | Allspring U.S. Long/Short Equity Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,020.70	$11.82	2.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.09	$11.78	2.36%
Class C
Actual	$1,000.00	$1,017.90	$11.73	3.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,009.32	$15.54	3.12%
Class R6
Actual	$1,000.00	$1,022.80	$7.35	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74	1.95%
Institutional Class
Actual	$1,000.00	$1,022.80	$9.93	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89	1.98%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Allspring U.S. Long/Short Equity Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 102.58% Common stocks: 101.27%
Communication services: 6.48%
Diversified telecommunication services: 0.27%
Bandwidth, Inc. Class A †#	5,220	$63,527
Entertainment: 3.85%
Madison Square Garden Sports Corp. #	2,577	516,689
Playtika Holding Corp. †#	20,139	201,390
Spotify Technology SA †#	1,347	179,959
		898,038
Interactive media & services: 0.73%
Alphabet, Inc. Class A †#	831	89,200
Alphabet, Inc. Class C †#	480	51,946
Meta Platforms, Inc. Class A †#	123	29,559
		170,705
Media: 1.63%
Altice USA, Inc. Class A †#	60,057	210,200
New York Times Co. Class A #	2,880	114,480
Sirius XM Holdings, Inc. #	14,558	55,320
		380,000
Consumer discretionary: 7.98%
Automobile components: 0.82%
BorgWarner, Inc. #	347	16,701
Gentex Corp. #	2,048	56,504
Holley, Inc. †#	5,442	13,115
Motorcar Parts of America, Inc. †#	21,574	105,066
		191,386
Broadline retail: 1.13%
Amazon.com, Inc. †#	2,501	263,730
Distributors: 0.03%
LKQ Corp. #	108	6,235
Diversified consumer services: 1.15%
Grand Canyon Education, Inc. †#	2,260	268,262
Hotels, restaurants & leisure: 2.40%
Domino’s Pizza, Inc. #	445	141,274
Inspired Entertainment, Inc. †#	989	12,659
Marriott International, Inc. Class A #	289	48,939
Noodles & Co. †#	2,443	12,069
Travel & Leisure Co. #	244	9,338
Yum! Brands, Inc. #	2,386	335,424
		559,703
The accompanying notes are an integral part of these financial statements.
8 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Household durables: 0.19%
Beazer Homes USA, Inc. †#	2,111	$44,985
Specialty retail: 2.26%
AutoZone, Inc. †#	9	23,970
Best Buy Co., Inc. #	1,752	130,559
O’Reilly Automotive, Inc. †#	72	66,046
TJX Cos., Inc. #	152	11,981
Ulta Beauty, Inc. †#	432	238,218
Upbound Group, Inc. #	2,129	56,759
		527,533
Consumer staples: 11.42%
Beverages: 2.28%
Boston Beer Co., Inc. Class A †#	873	277,186
Brown-Forman Corp. Class B #	543	35,344
Monster Beverage Corp. †#	3,772	211,232
PepsiCo, Inc. #	42	8,017
		531,779
Consumer staples distribution & retail: 2.57%
BJ’s Wholesale Club Holdings, Inc. †#	2,085	159,231
Dollar General Corp. #	38	8,416
Grocery Outlet Holding Corp. †#	4,900	145,922
Kroger Co. #	66	3,210
Walmart, Inc. #	1,867	281,861
		598,640
Food products: 5.36%
Ingredion, Inc.	2,889	306,725
Pilgrim’s Pride Corp. †#	14,375	327,894
Post Holdings, Inc. †#	4,196	379,696
Seaboard Corp. #	53	208,877
Tyson Foods, Inc. Class A #	443	27,683
		1,250,875
Household products: 0.63%
Colgate-Palmolive Co. #	599	47,800
Kimberly-Clark Corp. #	599	86,789
Procter & Gamble Co. #	83	12,980
		147,569
Personal care products: 0.42%
Herbalife Nutrition Ltd. †#	6,651	98,834
Tobacco: 0.16%
Altria Group, Inc. #	687	32,639
Philip Morris International, Inc. #	38	3,799
		36,438
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 9

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Energy: 1.39%
Oil, gas & consumable fuels: 1.39%
Centrus Energy Corp. Class A †#	398	$11,661
Chevron Corp. #	1,024	172,626
Kinder Morgan, Inc. #	192	3,293
New Fortress Energy, Inc. #	3,481	105,440
Southwestern Energy Co. †#	6,154	31,939
		324,959
Financials: 15.64%
Banks: 2.29%
Bank of NT Butterfield & Son Ltd. #	4,558	117,277
Bank OZK #	1,756	62,724
BOK Financial Corp. #	2,817	236,262
Citigroup, Inc. #	258	12,144
East West Bancorp, Inc. #	1,666	86,116
OceanFirst Financial Corp. #	1,276	20,416
		534,939
Capital markets: 5.21%
Affiliated Managers Group, Inc. #	1,538	222,056
Evercore, Inc. Class A #	861	98,214
Jefferies Financial Group, Inc. #	3,919	125,526
MarketAxess Holdings, Inc. #	964	306,909
SEI Investments Co. #	7,667	451,663
Virtu Financial, Inc. Class A #	569	11,408
		1,215,776
Consumer finance: 0.73%
PROG Holdings, Inc. †#	5,603	169,379
Financial services: 3.96%
Corebridge Financial, Inc. #	441	7,435
Global Payments, Inc. #	2,808	316,490
Jack Henry & Associates, Inc. #	1,639	267,714
PayPal Holdings, Inc. †#	3,582	272,232
UWM Holdings Corp. #	3,030	18,180
Western Union Co. #	3,919	42,835
		924,886
Insurance: 3.11%
Erie Indemnity Co. Class A #	506	109,969
Hanover Insurance Group, Inc. #	345	41,248
Kemper Corp. #	1,993	96,959
Marsh & McLennan Cos., Inc. #	127	22,884
Reinsurance Group of America, Inc. #	136	19,356
SiriusPoint Ltd. †#	2,103	18,275
W R Berkley Corp. #	6,555	386,221
Willis Towers Watson PLC #	132	30,571
		725,483
The accompanying notes are an integral part of these financial statements.
10 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Mortgage real estate investment trusts (REITs): 0.34%
Chicago Atlantic Real Estate Finance, Inc. #	1,785	$25,275
Rithm Capital Corp. #	6,667	54,403
		79,678
Health care: 11.57%
Biotechnology: 2.19%
ADMA Biologics, Inc. †#	16,455	55,124
Catalyst Pharmaceuticals, Inc. †#	2,337	37,205
Eagle Pharmaceuticals, Inc. †#	579	16,258
Exelixis, Inc. †#	1,462	26,755
Kiniksa Pharmaceuticals Ltd. Class A †#	2,114	22,726
Neurocrine Biosciences, Inc. †#	3,328	336,261
Vanda Pharmaceuticals, Inc. †#	2,545	15,626
		509,955
Health care equipment & supplies: 3.11%
Abbott Laboratories #	2,075	229,225
Becton Dickinson & Co. #	31	8,194
Hologic, Inc. †#	186	15,998
Masimo Corp. #	2,031	384,143
OraSure Technologies, Inc. †#	1,857	12,628
ResMed, Inc. #	11	2,650
Zynex, Inc. †#	6,400	73,216
		726,054
Health care providers & services: 2.10%
Cigna Group #	47	11,905
Elevance Health, Inc. #	80	37,492
Humana, Inc. #	829	439,776
		489,173
Life sciences tools & services: 3.71%
Agilent Technologies, Inc. #	321	43,473
Bio-Techne Corp. #	376	30,035
Bruker Corp. #	3,650	288,825
Medpace Holdings, Inc. †#	60	12,008
Mettler-Toledo International, Inc. †#	172	256,538
PerkinElmer, Inc.	20	2,610
Waters Corp. †#	82	24,630
West Pharmaceutical Services, Inc. #	577	208,435
		866,554
Pharmaceuticals: 0.46%
Elanco Animal Health, Inc. †#	2,066	19,565
Harmony Biosciences Holdings, Inc. †#	382	12,316
Jazz Pharmaceuticals PLC †#	244	34,274
Phibro Animal Health Corp. Class A #	1,881	29,268
SIGA Technologies, Inc. #	2,142	12,488
		107,911
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 11

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Industrials: 14.78%
Aerospace & defense: 3.74%
BWX Technologies, Inc. #	1,738	$112,240
Huntington Ingalls Industries, Inc. #	2,369	477,733
Lockheed Martin Corp. #	267	124,008
Northrop Grumman Corp. #	344	158,677
		872,658
Building products: 2.31%
Allegion PLC #	416	45,960
Lennox International, Inc.	1,749	493,060
		539,020
Commercial services & supplies: 1.41%
Rollins, Inc. #	3,621	152,987
Stericycle, Inc. †#	3,607	164,660
Tetra Tech, Inc. #	75	10,378
		328,025
Construction & engineering: 1.00%
Valmont Industries, Inc.	805	233,901
Electrical equipment: 1.44%
AMETEK, Inc. #	29	4,000
nVent Electric PLC #	300	12,579
Vertiv Holdings Co. #	21,393	319,183
		335,762
Machinery: 3.79%
Allison Transmission Holdings, Inc. #	317	15,466
Donaldson Co., Inc. #	6,421	408,055
ITT, Inc. #	3,244	273,923
Otis Worldwide Corp. #	2,089	178,192
Titan International, Inc. †#	840	8,198
		883,834
Marine transportation: 0.09%
Golden Ocean Group Ltd. #	855	7,823
Kirby Corp. †#	201	14,440
		22,263
Professional services: 0.05%
Booz Allen Hamilton Holding Corp. #	60	5,743
ManpowerGroup, Inc. #	81	6,133
		11,876
Trading companies & distributors: 0.95%
MSC Industrial Direct Co., Inc. Class A #	2,442	221,563
The accompanying notes are an integral part of these financial statements.
12 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Information technology: 16.50%
Communications equipment: 0.39%
Comtech Telecommunications Corp. #	2,320	$24,012
Motorola Solutions, Inc. #	52	15,153
Ubiquiti, Inc. #	219	50,928
		90,093
Electronic equipment, instruments & components: 2.25%
Keysight Technologies, Inc. †#	2,403	347,570
Vishay Precision Group, Inc. †#	4,541	170,469
Vontier Corp. #	298	8,085
		526,124
IT services: 1.91%
Accenture PLC Class A #	135	37,839
Brightcove, Inc. †#	16,840	69,717
EPAM Systems, Inc. †#	1,197	338,081
		445,637
Semiconductors & semiconductor equipment: 1.37%
Broadcom, Inc. #	28	17,542
Cirrus Logic, Inc. †	39	3,346
Lattice Semiconductor Corp. †#	1,675	133,498
QUALCOMM, Inc. #	1,090	127,312
Skyworks Solutions, Inc. #	357	37,806
		319,504
Software: 7.63%
Adeia, Inc.	5,272	40,278
Digital Turbine, Inc. †#	2,078	24,375
Dolby Laboratories, Inc. Class A #	4,365	365,307
Dropbox, Inc. Class A †#	294	5,980
Ebix, Inc. #	2,149	34,943
Elastic NV †#	2,484	142,209
Everbridge, Inc. †#	168	4,415
Gen Digital, Inc. #	799	14,118
LiveRamp Holdings, Inc. †#	5,805	139,843
Microsoft Corp. #	2,265	695,944
New Relic, Inc. †#	288	20,583
RingCentral, Inc. Class A †#	5,345	147,308
Teradata Corp. †#	1,295	50,130
Upland Software, Inc. †#	26,023	95,504
		1,780,937
Technology hardware, storage & peripherals: 2.95%
Apple, Inc. #	4,064	689,579
Materials: 5.25%
Chemicals: 0.75%
Element Solutions, Inc. #	9,571	173,714
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 13

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Construction materials: 1.00%
Eagle Materials, Inc. #	1,571	$232,838
Containers & packaging: 2.41%
Berry Global Group, Inc. #	6,714	388,136
Graphic Packaging Holding Co. #	1,968	48,531
Myers Industries, Inc. #	3,818	72,351
Sealed Air Corp. #	99	4,751
Silgan Holdings, Inc. #	499	24,581
Westrock Co. #	802	24,004
		562,354
Metals & mining: 1.09%
Newmont Corp. #	3,965	187,941
Reliance Steel & Aluminum Co. #	47	11,647
SSR Mining, Inc. #	3,886	55,647
		255,235
Real estate: 6.55%
Office REITs : 1.01%
Highwoods Properties, Inc. #	10,269	235,365
Residential REITs : 1.40%
Apartment Income REIT Corp. #	8,880	328,382
Specialized REITs : 4.14%
American Tower Corp. #	1,627	332,543
Crown Castle, Inc. #	3,382	416,290
Lamar Advertising Co. Class A #	362	38,256
SBA Communications Corp. #	575	150,012
Weyerhaeuser Co. #	958	28,654
		965,755
Utilities: 3.71%
Electric utilities: 2.01%
Constellation Energy Corp. #	59	4,567
Entergy Corp. #	482	51,854
Evergy, Inc. #	101	6,273
OGE Energy Corp. #	10,864	407,834
		470,528
Gas utilities: 1.67%
National Fuel Gas Co. #	130	7,267
UGI Corp. #	11,269	381,794
		389,061
Multi-utilities: 0.03%
NiSource, Inc. #	237	6,745
Total common stocks (Cost $23,373,918)		23,633,739
The accompanying notes are an integral part of these financial statements.
14 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.31%
Investment companies: 1.31%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	304,897	$304,897
Total short-term investments (Cost $304,897)				304,897
Total investments in securities (Cost $23,678,815)	102.58%			23,938,636

Securities sold short: (30.06)%
Common stocks: (30.06)%
Communication services: (0.61)%
Entertainment: (0.16)%
Roblox Corp. Class A †	(1,030)	(36,668)
Interactive media & services: (0.45)%
Bumble, Inc. Class A †	(3,193)	(58,145)
Cars.com, Inc. †	(2,406)	(47,085)
(105,230)
Consumer discretionary: (6.21)%
Automobile components: (0.02)%
QuantumScape Corp. †	(741)	(5,187)
Automobiles: (1.49)%
Ford Motor Co.	(12,272)	(145,791)
Lucid Group, Inc. †	(1,822)	(14,467)
Rivian Automotive, Inc. Class A †	(14,548)	(186,505)
(346,763)
Broadline retail: (0.02)%
Kohl’s Corp.	(254)	(5,596)
Diversified consumer services: (0.07)%
Mister Car Wash, Inc. †	(1,752)	(15,453)
Hotels, restaurants & leisure: (1.38)%
Carnival Corp. †	(14,382)	(132,458)
DoorDash, Inc. Class A †	(1,393)	(85,238)
Kura Sushi USA, Inc. Class A †	(66)	(4,549)
Las Vegas Sands Corp. †	(856)	(54,655)
Planet Fitness, Inc. Class A †	(388)	(32,258)
Wynn Resorts Ltd. †	(106)	(12,114)
(321,272)
Household durables: (1.92)%
Sonos, Inc. †	(5,573)	(117,813)
Vuzix Corp. †	(3,583)	(14,403)
Whirlpool Corp.	(2,269)	(316,730)
(448,946)
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 15

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Specialty retail: (0.11)%
Five Below, Inc. †	(15)	$(2,961)
RH †	(87)	(22,196)
(25,157)
Textiles, apparel & luxury goods: (1.20)%
Hanesbrands, Inc. †	(48,910)	(256,288)
PLBY Group, Inc. †	(14,647)	(24,461)
(280,749)
Consumer staples: (1.20)%
Consumer staples distribution & retail : (0.23)%
Chefs’ Warehouse, Inc. †	(1,603)	(53,316)
Food products: (0.97)%
Freshpet, Inc. †	(3,292)	(227,049)
Energy: (1.82)%
Energy equipment & services: (0.96)%
Baker Hughes Co.	(7,523)	(219,972)
Helix Energy Solutions Group, Inc. †	(344)	(2,494)
(222,466)
Oil, gas & consumable fuels: (0.86)%
Diamondback Energy, Inc.	(59)	(8,390)
Golar LNG Ltd. †	(8,497)	(192,882)
(201,272)
Financials: (3.69)%
Banks: (0.43)%
Comerica, Inc.	(2,342)	(101,573)
Capital markets: (0.20)%
Coinbase Global, Inc. Class A †	(200)	(10,758)
Robinhood Markets Class A †	(4,019)	(35,568)
(46,326)
Consumer finance: (0.25)%
SoFi Technologies, Inc. †	(5,977)	(37,237)
Upstart Holdings, Inc. †	(1,462)	(20,322)
(57,559)
Financial services: (1.05)%
Affirm Holdings, Inc. †	(2,391)	(23,575)
AvidXchange Holdings, Inc. †	(8,213)	(61,022)
TFS Financial Corp.	(894)	(10,764)
Voya Financial, Inc.	(1,966)	(150,360)
(245,721)
Insurance: (1.37)%
Aflac, Inc.	(387)	(27,032)
The accompanying notes are an integral part of these financial statements.
16 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc. †	(2,834)	$(125,263)
Prudential Financial, Inc.	(1,924)	(167,388)
(319,683)
Mortgage real estate investment trusts (REITs): (0.39)%
AGNC Investment Corp.	(9,153)	(90,706)
Health care: (6.05)%
Biotechnology: (1.80)%
Akero Therapeutics, Inc. †	(1,062)	(47,514)
Apellis Pharmaceuticals, Inc. †	(656)	(54,730)
Intellia Therapeutics, Inc. †	(3,561)	(134,428)
IVERIC bio, Inc. †	(3,387)	(111,398)
Moderna, Inc. †	(80)	(10,631)
Novavax, Inc. †	(2,038)	(15,632)
SpringWorks Therapeutics, Inc. †	(1,950)	(45,591)
(419,924)
Health care equipment & supplies: (0.56)%
Novocure Ltd. †	(1,788)	(117,829)
Vicarious Surgical, Inc. †	(6,278)	(14,126)
(131,955)
Health care providers & services: (1.01)%
DocGo, Inc. †	(1,429)	(12,146)
Tenet Healthcare Corp. †	(2,258)	(165,556)
UnitedHealth Group, Inc.	(118)	(58,067)
(235,769)
Health care technology: (0.26)%
Teladoc Health, Inc. †	(2,277)	(60,409)
Life sciences tools & services: (1.05)%
Illumina, Inc. †	(1,099)	(225,911)
OmniAb, Inc. †	(5,307)	(18,468)
(244,379)
Pharmaceuticals: (1.37)%
Axsome Therapeutics, Inc. †	(284)	(20,315)
Cassava Sciences, Inc. †	(464)	(10,774)
DICE Therapeutics, Inc. †	(4,041)	(131,332)
Phathom Pharmaceuticals, Inc. †	(505)	(5,403)
Ventyx Biosciences, Inc. †	(4,046)	(152,130)
(319,954)
Industrials: (3.19)%
Building products: (0.04)%
Hayward Holdings, Inc. †	(673)	(8,103)
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 17

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Commercial services & supplies: (0.39)%
ACV Auctions, Inc. Class A †	(5,526)	$(72,004)
Li-Cycle Holdings Corp. †	(4,182)	(19,864)
(91,868)
Electrical equipment: (0.68)%
Bloom Energy Corp. Class A †	(6,128)	(102,031)
NuScale Power Corp. †	(1,478)	(13,110)
Plug Power Inc. †	(2,880)	(26,007)
Sunrun, Inc. †	(808)	(17,000)
(158,148)
Ground transportation: (0.40)%
Hertz Global Holdings, Inc. †	(744)	(12,410)
Lyft, Inc. Class A †	(7,941)	(81,395)
(93,805)
Machinery: (0.04)%
Blue Bird Corp. †	(258)	(4,825)
Stanley Black & Decker, Inc.	(36)	(3,108)
(7,933)
Professional services: (1.07)%
Clarivate PLC †	(26,284)	(232,876)
Planet Labs PBC †	(4,321)	(17,630)
(250,506)
Trading companies & distributors: (0.57)%
Distribution Solutions Group, Inc. †	(274)	(12,790)
Veritiv Corp.	(1,049)	(120,499)
(133,289)
Information technology: (4.28)%
Electronic equipment, instruments & components: (0.74)%
Coherent Corp. †	(3,968)	(135,467)
Mirion Technologies, Inc. †	(4,617)	(37,398)
(172,865)
IT services: (0.91)%
Cloudflare, Inc. Class A †	(4,538)	(213,513)
Semiconductors & semiconductor equipment: (0.85)%
Credo Technology Group Holding Ltd. †	(4,560)	(36,982)
Wolfspeed, Inc. †	(3,470)	(161,528)
(198,510)
Software: (1.78)%
Aspen Technology, Inc. †	(802)	(141,954)
Marathon Digital Holdings, Inc. †	(1,306)	(13,151)
NextNav, Inc. †	(6,413)	(13,852)
The accompanying notes are an integral part of these financial statements.
18 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2023 (unaudited)

		Shares	Value
Software (continued)
Palantir Technologies, Inc. Class A †		(31,017)	$(240,382)
Riot Platforms, Inc. †		(460)	(5,502)
(414,841)
Materials: (2.45)%
Chemicals: (1.23)%
International Flavors & Fragrances, Inc.		(2,673)	(259,174)
PureCycle Technologies, Inc. †		(4,385)	(28,810)
(287,984)
Construction materials: (0.18)%
Martin Marietta Materials, Inc.		(115)	(41,768)
Metals & mining: (1.04)%
5E Advanced Materials, Inc. †		(1,419)	(5,988)
Alcoa Corp.		(6,356)	(236,062)
(242,050)
Real estate: (0.46)%
Real estate management & development: (0.36)%
Anywhere Real Estate, Inc. †		(7,580)	(48,285)
Zillow Group, Inc. Class A †		(662)	(28,320)
Zillow Group, Inc. Class C †		(151)	(6,575)
(83,180)
Retail REITs : (0.10)%
Realty Income Corp.		(366)	(22,999)
Utilities: (0.10)%
Electric utilities: (0.01)%
NextEra Energy, Inc.		(35)	(2,682)
Gas utilities: (0.09)%
Atmos Energy Corp.		(188)	(21,458)
Total common stocks - Securities Sold Short (Proceeds $(7,150,889))			(7,014,584)
Total securities sold short (Proceeds $(7,150,889))	(30.06)%		(7,014,584)
Other assets and liabilities, net	27.48		6,414,468
Total net assets	100.00%		$23,338,520

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for securities sold short.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 19

Portfolio of investments—April 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$22,974,993	$(22,670,096)	$0	$0	$304,897	304,897	$14,052
The accompanying notes are an integral part of these financial statements.
20 | Allspring U.S. Long/Short Equity Fund

Statement of assets and liabilities—April 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $23,373,918)	$23,633,739
Investments in affiliated securities, at value (cost $304,897)	304,897
Cash deposited with brokers for securities sold short	6,338,751
Receivable for dividends	9,834
Receivable for Fund shares sold	50
Prepaid expenses and other assets	93,174
Total assets	30,380,445
Liabilities
Payable for securities sold short, at value (proceeds $7,150,889)	7,014,584
Payable for dividends and interest expense on securities sold short	6,289
Management fee payable	4,900
Administration fees payable	4,525
Payable for Fund shares redeemed	1,856
Distribution fees payable	15
Accrued expenses and other liabilities	9,756
Total liabilities	7,041,925
Total net assets	$23,338,520
Net assets consist of
Paid-in capital	$23,275,282
Total distributable earnings	63,238
Total net assets	$23,338,520
Computation of net asset value and offering price per share
Net assets–Class A	$973,660
Shares outstanding–Class A1	133,776
Net asset value per share–Class A	$7.28
Maximum offering price per share – Class A2	$7.72
Net assets–Class C	$24,849
Shares outstanding–Class C1	3,425
Net asset value per share–Class C	$7.26
Net assets–Class R6	$199,647
Shares outstanding–Class R6[1]	26,667
Net asset value per share–Class R6	$7.49
Net assets–Institutional Class	$22,140,364
Shares outstanding–Institutional Class[1]	2,956,813
Net asset value per share–Institutional Class	$7.49

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 21

Statement of operations—six months ended April 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $80)	$49,798
Interest and rebate income	25,662
Income from affiliated securities	14,052
Total investment income	89,512
Expenses
Management fee	37,683
Administration fees
Class A1	6,429
Class C2	32
Class R6[2]	125
Institutional Class[1]	15,317
Shareholder servicing fees
Class A1	1,501
Class C2	23
Institutional Class[1]	416
Distribution fees
Class A1	500
Class C2	64
Custody and accounting fees	13,409
Professional fees	20,703
Registration fees	44,364
Shareholder report expenses	4,489
Trustees’ fees and expenses	5,996
Transfer agent fees	5,293
Interest expense	17,370
Dividends on securities sold short	7,366
Other fees and expenses	5,673
Total expenses	186,753
Less: Fee waivers and/or expense reimbursements
Fund-level	(91,847)
Class A	(8,430)
Class R6	(125)
Institutional Class	(15,733)
Net expenses	70,618
Net investment income	18,894
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	21,968
Securities sold short	(60,910)
Net realized losses on investments	(38,942)
The accompanying notes are an integral part of these financial statements.
22 | Allspring U.S. Long/Short Equity Fund

Statement of operations—six months ended April 30, 2023 (unaudited)

Net change in unrealized gains (losses) on
Unaffiliated securities	$227,772
Securities sold short	76,611
Net change in unrealized gains (losses) on investments	304,383
Net realized and unrealized gains (losses) on investments	265,441
Net increase in net assets resulting from operations	$284,335

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Domestic Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for Class A and Institutional Class for the period prior to December 16, 2022 is that of 361 Domestic Long/Short
Equity Fund Investor Class and Class I shares, respectively.

[2]	For the period from December 16, 2022 (commencement of class operations) to April 30, 2023
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 23

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2023 (unaudited)		Year ended October 31, 2022
Operations
Net investment income (loss)		$18,894		$(46,128)
Net realized gains (losses) on investments		(38,942)		678,428
Net change in unrealized gains (losses) on investments		304,383		(462,051)
Net increase in net assets resulting from operations		284,335		170,249
Distributions to shareholders from
Net investment income and net realized gains
Class A1		(192,954)		(714,276)
Institutional Class[1]		(470,344)		(1,148,448)
Total distributions to shareholders		(663,298)		(1,862,724)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A1	8,450	65,515	166,466	1,465,738
Class C	3,425 [2]	25,000 [2]	N/A	N/A
Class R6	26,667 [2]	200,000 [2]	N/A	N/A
Institutional Class[1]	2,834,964	21,066,772	268,803	2,392,530
		21,357,287		3,858,268
Reinvestment of distributions
Class A1	23,346	169,957	79,119	653,525
Institutional Class[1]	61,598	460,755	133,179	1,122,699
		630,712		1,776,224
Payment for shares redeemed
Class A1	(108,069)	(836,413)	(244,383)	(2,046,532)
Institutional Class[1]	(361,844)	(2,742,565)	(533,303)	(5,248,711)
		(3,578,978)		(7,295,243)
Net increase (decrease) in net assets resulting from capital share transactions		18,409,021		(1,660,751)
Total increase (decrease) in net assets		18,030,058		(3,353,226)
Net assets
Beginning of period		5,308,462		8,661,688
End of period		$23,338,520		$5,308,462

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Domestic Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for Class A and Institutional Class for the periods prior to December 16, 2022 is that of 361 Domestic Long/Short
Equity Fund Investor Class and Class I shares, respectively.

[2]	For the period from December 16, 2022 (commencement of class operations) to April 30, 2023.
The accompanying notes are an integral part of these financial statements.
24 | Allspring U.S. Long/Short Equity Fund

Statement of cash flows—six months ended April 30, 2023 (unaudited)
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$284,335
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchases of long-term securities	(28,455,991)
Proceeds from the sales of long-term securities	10,672,719
Proceeds from securities sold short	8,393,639
Purchases to cover short securities	(3,024,226)
Purchases and sales of short-term securities, net	87,952
Increase in cash deposited with brokers for securities sold short	(5,364,371)
Decrease in receivable for dividends	4,217
Increase in prepaid expenses and other assets	(61,287)
Decrease in trustees’ fees and expenses payable	(8,655)
Increase in management fee payable	4,900
Decrease in administration fees payable	(1,524)
Decrease in distribution fees payable	(384)
Decrease in custody and accounting fees payable	(4,555)
Decrease in shareholder servicing fees payable	(2,206)
Increase in payable for dividends and interest expense on securities sold short	4,379
Decrease in accrued expenses and other liabilities	(19,712)
Net realized gains on unaffiliated securities	(21,968)
Net realized losses on securities sold short	60,910
Net change in unrealized gains (losses) on unaffiliated securities	(227,772)
Net change in unrealized gains (losses) on securities sold short	(76,611)
Net cash used in operating activities	(17,756,211)
Cash flows from financing activities
Proceeds from shares sold	21,357,237
Cost of shares repurchased	(3,577,122)
Cash distributions paid	(32,586)
Net cash provided in financing activities	17,747,529
Net decrease in cash	(8,682)
Cash
Beginning of period	8,682
End of period	$0
Supplemental cash disclosure
Cash paid for dividends and interest expense on securities sold short	$20,357
Supplemental non-cash financing disclosure
Reinvestment of dividends	$630,712
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 25

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)[1]	Year ended October 31
Class A		2022[1]	2021[1]	2020[1]	2019[1]	2018[1]
Net asset value, beginning of period	$8.27	$11.25	$10.51	$10.56	$10.96	$10.91
Net investment income (loss)	0.02 [2]	(0.08)[2]	(0.14)[2]	(0.11)[2]	(0.03)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	0.15	0.52	1.32	0.46	0.40	0.43
Total from investment operations	0.17	0.44	1.18	0.35	0.37	0.31
Distributions to shareholders from
Net realized gains	(1.16)	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)
Net asset value, end of period	$7.28	$8.27	$11.25	$10.51	$10.56	$10.96
Total return[3]	2.07%	3.95%	11.75%	3.43%	3.88%	2.87%
Ratios to average net assets (annualized)
Gross expenses*	7.15%	6.00%	4.80%	3.27%	3.06%	3.38%
Net expenses*	2.36%	2.21%	2.97%	2.69%	2.83%	3.02%
Net investment income (loss)*	0.40%	(0.90)%	(1.36)%	(1.07)%	(0.26)%	(1.08)%
Supplemental data
Portfolio turnover rate	194%	418%	479%	538%	332%	262%
Net assets, end of period (000s omitted)	$974	$1,737	$2,349	$2,631	$656	$691

*	Ratios include dividends and interest expense on securities sold short as follows:

Six months ended April 30, 2023 (unaudited)	0.71%
Year ended October 31, 2022	0.42%
Year ended October 31, 2021	1.18%
Year ended October 31, 2020	0.90%
Year ended October 31, 2019	1.04%
Year ended October 31, 2018	1.23%

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Domestic Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Domestic Long/Short Equity Fund Investor Class.

[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring U.S. Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

Class C	Period ended April 30, 2023[1] (unaudited)
Net asset value, beginning of period	$7.30
Net investment loss	(0.01)[2]
Net realized and unrealized gains (losses) on investments	(0.03)
Total from investment operations	(0.04)
Net asset value, end of period	$7.26
Total return[3]	(0.55)%
Ratios to average net assets (annualized)
Gross expenses*	5.73%
Net expenses*	3.12%
Net investment loss*	(0.28)%
Supplemental data
Portfolio turnover rate	194%
Net assets, end of period (000s omitted)	$25

*	Ratios include dividends and interest expense on securities sold short in the amount of 0.71%.
[1]	For the period from December 16, 2022 (commencement of class operations) to April 30, 2023.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 27

Financial highlights

(For a share outstanding throughout each period)

Class R6	Period ended April 30, 2023[1] (unaudited)
Net asset value, beginning of period	$7.50
Net investment income	0.02 [2]
Net realized and unrealized gains (losses) on investments	(0.03)
Total from investment operations	(0.01)
Net asset value, end of period	$7.49
Total return[3]	(0.13)%
Ratios to average net assets (annualized)
Gross expenses*	4.61%
Net expenses*	1.95%
Net investment income*	0.89%
Supplemental data
Portfolio turnover rate	194%
Net assets, end of period (000s omitted)	$200

*	Ratios include dividends and interest expense on securities sold short in the amount of 0.71%.
[1]	For the period from December 16, 2022 (commencement of class operations) to April 30, 2023.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring U.S. Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2023 (unaudited)[1]	Year ended October 31
Institutional Class		2022[1]	2021[1]	2020[1]	2019[1]	2018[1]
Net asset value, beginning of period	$8.46	$11.41	$10.62	$10.65	$11.02	$10.94
Net investment income (loss)	0.02 [2]	(0.05)[2]	(0.11)[2]	(0.08)[2]	0.00 [2,3]	(0.09)[2]
Net realized and unrealized gains (losses) on investments	0.17	0.52	1.34	0.46	0.40	0.43
Total from investment operations	0.19	0.47	1.23	0.38	0.40	0.34
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00	0.00
Net realized gains	(1.16)	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)
Total distributions to shareholders	(1.16)	(3.42)	(0.44)	(0.41)	(0.77)	(0.26)
Net asset value, end of period	$7.49	$8.46	$11.41	$10.62	$10.65	$11.02
Total return[4]	2.28%	4.23%	12.11%	3.71%	4.15%	3.14%
Ratios to average net assets (annualized)
Gross expenses*	5.03%	5.69%	4.49%	2.99%	2.77%	3.06%
Net expenses*	1.98%	1.90%	2.66%	2.41%	2.54%	2.70%
Net investment income (loss)*	0.58%	(0.59)%	(1.05)%	(0.79)%	0.03%	(0.76)%
Supplemental data
Portfolio turnover rate	194%	418%	479%	538%	332%	262%
Net assets, end of period (000s omitted)	$22,140	$3,572	$6,313	$8,108	$13,658	$9,261

*	Ratios include dividends and interest expense on securities sold short as follows:

Six months ended April 30, 2023 (unaudited)	0.71%
Year ended October 31, 2022	0.42%
Year ended October 31, 2021	1.18%
Year ended October 31, 2020	0.90%
Year ended October 31, 2019	1.04%
Year ended October 31, 2018	1.23%

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Domestic Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Domestic Long/Short Equity Fund Class I.

[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 29

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 31, 2016, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring U.S. Long/Short Equity Fund (the “Fund”) which is a diversified series of the Trust.
After the close of business on December 16, 2022, the net assets of 361 Domestic Long/Short Equity Fund were acquired by the Fund, which was created to receive the assets of 361 Domestic Long/Short Equity Fund, in an exchange for shares of the Fund. Investor Class and Class I shares of 361 Domestic Long/Short Equity Fund received Class A and Institutional Class shares, respectively, of the Fund in the transaction. Since 361 Domestic Long/Short Equity Fund contributed all of the net assets and shareholders to the newly created Allspring fund, the accounting and performance history of 361 Domestic Long/Short Equity Fund has been carried forward in the financial statements contained herein.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss.  Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
30 | Allspring U.S. Long/Short Equity Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $16,483,655 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,226,326
Gross unrealized losses	(785,929)
Net unrealized gains	$440,397
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring U.S. Long/Short Equity Fund | 31

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,512,270	$0	$0	$1,512,270
Consumer discretionary	1,861,834	0	0	1,861,834
Consumer staples	2,664,135	0	0	2,664,135
Energy	324,959	0	0	324,959
Financials	3,650,141	0	0	3,650,141
Health care	2,699,647	0	0	2,699,647
Industrials	3,448,902	0	0	3,448,902
Information technology	3,851,874	0	0	3,851,874
Materials	1,224,141	0	0	1,224,141
Real estate	1,529,502	0	0	1,529,502
Utilities	866,334	0	0	866,334
Short-term investments
Investment companies	304,897	0	0	304,897
Total assets	$23,938,636	$0	$0	$23,938,636
Liabilities
Securities sold short
Common stocks
Communication services	$141,898	$0	$0	$141,898
Consumer discretionary	1,449,123	0	0	1,449,123
Consumer staples	280,365	0	0	280,365
Energy	423,738	0	0	423,738
Financials	861,568	0	0	861,568
Health care	1,412,390	0	0	1,412,390
Industrials	743,652	0	0	743,652
Information technology	999,729	0	0	999,729
Materials	571,802	0	0	571,802
Real estate	106,179	0	0	106,179
Utilities	24,140	0	0	24,140
Total liabilities	$7,014,584	$0	$0	$7,014,584
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.100%
Next $4 billion	1.075
Next $5 billion	1.050
Over $10 billion	1.025
Prior to December 19, 2022, the predecessor fund paid an advisory fee at an annual rate of 1.10% of its average daily net assets.
32 | Allspring U.S. Long/Short Equity Fund

Notes to financial statements (unaudited)
For the six months ended April 30, 2023, the management fee was equivalent to an annual rate of 1.10% of the Fund’s average daily net assets.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, excluding expenses from dividends and interest expense on securities sold short, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.58%
Class C	2.33
Class R6	1.15
Institutional Class	1.25
Prior to December 19, 2022, the predecessor fund’s expenses were capped at 1.39% for Class A shares and 1.39% for Institutional Class shares. These expense caps did not include dividends and interest expense on securities sold short or any class-level expenses.
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Prior to December 19, 2022, Investor Class shares of the predecessor fund were charged a fee at an annual rate up to 0.25% of its average daily net assets.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended April 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Prior to December 19, 2022, Investor Class and Class I shares of the predecessor fund were each charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Allspring U.S. Long/Short Equity Fund | 33

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2023 were $31,480,218 and $19,094,487, respectively.
In an agreement with a prime broker, the Fund purchased or borrowed securities on margin and was charged interest based on a borrowing rate equal to the Federal Funds rate plus a spread.  During the six months ended April 30, 2023, the Fund had average borrowings outstanding of $682,271 (on an annualized basis) at a rate of 5.20% and recorded interest in the amount of $17,370, which represents 0.50% of its average daily net assets (on an annualized basis).
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
34 | Allspring U.S. Long/Short Equity Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring U.S. Long/Short Equity Fund | 35

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

36 | Allspring U.S. Long/Short Equity Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring U.S. Long/Short Equity Fund | 37

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38 | Allspring U.S. Long/Short Equity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-fcgxxvi2 06-23
SAR4341 04-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 27, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 27, 2023